UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)

Consumer Discretionary (12.4%):
Advance Auto Parts, Inc.	1,191	$118,147
Amazon.com, Inc.(a)	269	258,604
Aramark	7,593	308,352
AutoZone, Inc.(a)	296	176,153
Best Buy Co., Inc.	2,069	117,850
Burlington Stores, Inc.(a)	1,764	168,391
CarMax, Inc.(a)	2,745	208,098
Carnival Corp., Class A	4,807	310,388
Charter Communications, Inc., Class A(a)	502	182,437
Chipotle Mexican Grill, Inc.(a)	563	173,308
Coach, Inc.	3,491	140,617
Comcast Corp., Class A	7,215	277,633
D.R. Horton, Inc.	6,324	252,517
Darden Restaurants, Inc.	2,951	232,480
Discovery Communications, Inc., Class A(a)	8,440	179,688
DISH Network Corp.(a)(b)	3,249	176,193
Dollar General Corp.	2,383	193,142
Dollar Tree, Inc.(a)	2,307	200,294
Domino’s Pizza, Inc.	968	192,196
General Motors Co.	5,697	230,046
Gentex Corp.	10,330	204,534
Genuine Parts Co.	2,936	280,828
Hanesbrands, Inc.	5,274	129,951
Harley-Davidson, Inc.	4,583	220,946
Hasbro, Inc.	1,774	173,267
Hyatt Hotels Corp., Class A(a)	4,012	247,901
Kohl’s Corp.	2,494	113,851
L Brands, Inc.	2,744	114,178
Las Vegas Sands Corp.	3,443	220,903
Lear Corp.	1,286	222,581
Leggett & Platt, Inc.	5,992	285,999
Lennar Corp., Class A	4,708	248,582
LKQ Corp.(a)	7,227	260,100
Lowe’s Co., Inc.	2,662	212,800
Macy’s, Inc.	4,576	99,848
Marriott International, Inc., Class A	2,457	270,909
McDonald’s Corp.	2,206	345,636
MGM Resorts International	5,091	165,916
Mohawk Industries, Inc.(a)	1,259	311,616
Netflix, Inc.(a)	869	157,593
Newell Brands, Inc.	4,066	173,496
Nike, Inc., Class B	3,612	187,282
Norwegian Cruise Line Holdings Ltd.(a)	3,133	169,339
NVR, Inc.(a)	71	202,705
Omnicom Group, Inc.	3,738	276,874
O’Reilly Automotive, Inc.(a)	647	139,344
PulteGroup, Inc.	9,239	252,502
PVH Corp.	1,350	170,181
Ross Stores, Inc.	3,398	219,409
Royal Caribbean Cruises Ltd.	1,756	208,156
Scripps Networks Interactive, Inc., Class A	2,019	173,412
Service Corp. International	8,213	283,349
Servicemaster Global Holdings, Inc.(a)	4,369	204,163
Sirius XM Holdings, Inc.(b)	36,579	201,916
Starbucks Corp.	4,345	233,370
Target Corp.	2,775	163,753
The Gap, Inc.	5,563	164,275
The Goodyear Tire & Rubber Co.	5,937	197,405
The Home Depot, Inc.	2,126	347,730
The Interpublic Group of Co., Inc.	8,228	171,060
The Priceline Group, Inc.(a)	132	241,668
The TJX Co., Inc.	3,608	266,018
The Walt Disney Co.	3,271	322,421
Thor Industries, Inc.	1,395	175,644
Tiffany & Co.	2,091	191,912
Toll Brothers, Inc.	5,609	232,605

See notes to Schedules of Investments.

Security Description	Shares	Value
Tractor Supply Co.	2,783	$176,136
TripAdvisor, Inc.(a)(b)	2,959	119,928
Twenty-First Century Fox, Inc.	8,475	223,571
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	770	174,066
VF Corp.	3,489	221,797
Viacom, Inc., Class B	4,878	135,804
Whirlpool Corp.	1,196	220,590
Wyndham Worldwide Corp.	2,316	244,130
Yum! Brands, Inc.	5,140	378,354
		15,848,838
Consumer Staples (8.8%):
Altria Group, Inc.	4,193	265,920
Archer-Daniels-Midland Co.	5,343	227,131
Blue Buffalo Pet Products, Inc.(a)	7,390	209,507
Brown-Forman Corp., Class B	4,064	220,675
Bunge Ltd.	1,856	128,918
Campbell Soup Co.	4,927	230,682
Church & Dwight Co., Inc.	6,709	325,051
Colgate-Palmolive Co.	3,957	288,267
Conagra Brands, Inc.	8,505	286,959
Constellation Brands, Inc., Class A	1,124	224,182
Costco Wholesale Corp.	1,453	238,713
CVS Health Corp.	3,182	258,760
Dr Pepper Snapple Group, Inc.	3,680	325,570
General Mills, Inc.	5,362	277,537
Herbalife Ltd.(a)	2,113	143,325
Hormel Foods Corp.	7,406	238,029
Ingredion, Inc.	2,143	258,532
Kimberly-Clark Corp.	2,703	318,089
Lamb Weston Holdings, Inc.	6,039	283,169
McCormick & Co., Inc.	2,843	291,805
Molson Coors Brewing Co., Class B	2,915	237,981
Mondelez International, Inc., Class A	6,438	261,769
Monster Beverage Corp.(a)	3,451	190,668
National Beverage Corp.	1,058	131,245
PepsiCo, Inc.	4,261	474,803
Philip Morris International, Inc.	2,722	302,169
Pilgrim’s Pride Corp.(a)	6,152	174,778
Pinnacle Foods, Inc.	4,055	231,824
Spectrum Brands Holdings, Inc.	2,102	222,644
Sysco Corp.	5,675	306,167
The Clorox Co.	2,536	334,524
The Coca-Cola Co.	11,553	520,000
The Estee Lauder Cos., Inc., Class A	2,369	255,473
The Hershey Co.	3,843	419,539
The J.M. Smucker Co.	2,362	247,845
The Kraft Heinz Co.	3,072	238,234
The Kroger Co.	5,546	111,253
The Procter & Gamble Co.	4,667	424,604
Tyson Foods, Inc., Class A	3,433	241,855
US Foods Holding Corp.(a)	10,066	268,762
Walgreens Boots Alliance, Inc.	3,719	287,181
Wal-Mart Stores, Inc.	3,781	295,447
		11,219,586
Energy (1.9%):
Andeavor	2,066	213,108
Cheniere Energy Partners LP Holdings, LLC	10,466	262,487
Chevron Corp.	2,789	327,708
Devon Energy Corp.	4,345	159,505
Exxon Mobil Corp.	4,587	376,041
Marathon Petroleum Corp.	3,886	217,927
Newfield Exploration Co.(a)	4,595	136,334
ONEOK, Inc.	3,146	174,320
Phillips 66	3,434	314,589
Valero Energy Corp.	3,476	267,409
		2,449,428

See notes to Schedules of Investments.

Security Description	Shares	Value
Financials (18.5%):
Affiliated Managers Group, Inc.	1,251	$237,477
Aflac, Inc.	4,643	377,894
Alleghany Corp.(a)	596	330,190
Ally Financial, Inc.	7,902	191,703
American Express Co.	3,824	345,919
American Financial Group, Inc.	3,135	324,316
Ameriprise Financial, Inc.	1,595	236,873
Arthur J. Gallagher & Co.	6,542	402,660
Assurant, Inc.	2,605	248,830
Athene Holding Ltd., Class A(a)	4,359	234,689
Bank of America Corp.	8,482	214,934
Bank of The Ozarks, Inc.	3,469	166,685
BB&T Corp.	5,640	264,742
Berkshire Hathaway, Inc., Class B(a)	2,356	431,902
BlackRock, Inc., Class A	750	335,319
BOK Financial Corp.	2,768	246,573
Brown & Brown, Inc.	7,952	383,207
Capital One Financial Corp.	2,596	219,777
CBOE Holdings, Inc.	3,034	326,550
Cincinnati Financial Corp.	3,647	279,251
Citigroup, Inc.	3,681	267,756
Citizens Financial Group, Inc.	5,269	199,537
CME Group, Inc.	2,186	296,596
CNA Financial Corp.	5,465	274,616
Comerica, Inc.	2,973	226,721
Commerce Bank, Inc.	4,253	245,696
Credit Acceptance Corp.(a)(b)	597	167,261
Cullen/Frost Bankers, Inc.	2,190	207,875
Discover Financial Services	4,454	287,194
E*TRADE Financial Corp.(a)	4,272	186,302
East West Bancorp, Inc.	3,141	187,769
Eaton Vance Corp.	5,278	260,575
Erie Indemnity Co., Class A	2,168	261,396
FactSet Research Systems, Inc.	1,802	324,558
Fifth Third Bancorp	7,687	215,082
First American Financial Corp.	6,228	311,213
First Republic Bank	2,809	293,428
Franklin Resources, Inc.	6,137	273,158
Huntington Bancshares, Inc.	15,257	212,988
Interactive Brokers Group, Inc., Class A	6,012	270,780
Intercontinental Exchange, Inc.	4,418	303,517
Invesco Ltd.	6,273	219,806
JPMorgan Chase & Co.	3,042	290,541
KeyCorp	11,393	214,416
Leucadia National Corp.	10,125	255,656
Lincoln National Corp.	3,107	228,302
Loews Corp.	8,683	415,568
M&T Bank Corp.	1,744	280,854
Markel Corp.(a)	332	354,569
MarketAxess Holdings, Inc.	1,012	186,724
Marsh & McLennan Co., Inc.	4,780	400,612
Morgan Stanley	4,371	210,551
MSCI, Inc.	2,067	241,632
New York Community Bancorp, Inc.	19,922	256,795
Northern Trust Corp.	2,613	240,213
PacWest Bancorp	3,922	198,100
People’s United Financial, Inc.	15,816	286,902
Principal Financial Group, Inc.	4,362	280,651
Prudential Financial, Inc.	2,444	259,846
Raymond James Financial, Inc.	2,806	236,630
Regions Financial Corp.	13,681	208,362
Reinsurance Group of America, Inc.	2,257	314,919
S&P Global, Inc.	2,083	325,594
Santander Consumer USA Holdings, Inc.(a)	10,690	164,305
SEI Investments Co.	5,147	314,276
Signature Bank(a)	1,667	213,443
State Street Corp.	2,719	259,773
SunTrust Banks, Inc.	4,040	241,471

See notes to Schedules of Investments.

Security Description	Shares	Value
SVB Financial Group(a)	913	$170,813
Synchrony Financial	4,952	153,760
Synovus Financial Corp.	5,185	238,821
T. Rowe Price Group, Inc.	2,719	246,477
TD Ameritrade Holding Corp.	3,642	177,730
The Allstate Corp.	4,452	409,183
The Bank of New York Mellon Corp.	5,806	307,834
The Charles Schwab Corp.	4,887	213,757
The Goldman Sachs Group, Inc.	1,006	238,613
The PNC Financial Services Group, Inc.	1,963	264,554
The Progressive Corp.	7,680	371,866
The Travelers Co., Inc.	3,532	432,740
Torchmark Corp.	5,246	420,152
U.S. Bancorp	6,263	335,634
Unum Group	5,492	280,806
W.R. Berkley Corp.	5,458	364,267
Wells Fargo & Co.	5,031	277,460
Western Alliance BanCorp(a)	3,797	201,545
Zions BanCorp	4,662	219,953
		23,499,985
Health Care (10.0%):
AbbVie, Inc.	4,237	376,501
ABIOMED, Inc.(a)	1,219	205,523
Agilent Technologies, Inc.	3,931	252,370
Alexion Pharmaceuticals, Inc.(a)	932	130,750
Align Technology, Inc.(a)	844	157,212
AmerisourceBergen Corp.	2,199	181,967
Amgen, Inc.	1,325	247,046
Anthem, Inc.	1,392	264,313
Baxter International, Inc.	5,380	337,595
Biogen, Inc.(a)	611	191,316
Boston Scientific Corp.(a)	9,843	287,120
Bristol-Myers Squibb Co.	2,963	188,862
Cardinal Health, Inc.	2,697	180,483
Catalent, Inc.(a)	3,705	147,904
Celgene Corp.(a)	1,588	231,562
Centene Corp.(a)	2,093	202,540
Cerner Corp.(a)	3,184	227,083
Charles River Laboratories International, Inc.(a)	2,355	254,387
Cigna Corp.	1,622	303,217
Danaher Corp.	4,034	346,038
DaVita, Inc.(a)	3,506	208,221
Edwards Lifesciences Corp.(a)	1,685	184,187
Express Scripts Holding Co.(a)	3,242	205,283
Gilead Sciences, Inc.	2,467	199,876
HCA Holdings, Inc.(a)	3,108	247,366
Henry Schein, Inc.(a)	3,377	276,880
Hologic, Inc.(a)	5,733	210,344
IDEXX Laboratories, Inc.(a)	1,127	175,237
Illumina, Inc.(a)	662	131,870
INC Research Holdings, Inc., Class A(a)	1,781	93,146
Intuitive Surgical, Inc.(a)	244	255,195
Johnson & Johnson	3,142	408,491
Laboratory Corp. of America Holdings(a)	1,759	265,556
McKesson Corp.	1,236	189,862
Mettler-Toledo International, Inc.(a)	436	273,006
PerkinElmer, Inc.	3,853	265,741
Pfizer, Inc.	12,139	433,362
Quest Diagnostics, Inc.	3,348	313,507
Regeneron Pharmaceuticals, Inc.(a)	294	131,453
ResMed, Inc.	2,633	202,636
Stryker Corp.	2,355	334,457
Teleflex, Inc.	1,063	257,214
The Cooper Co., Inc.	1,091	258,687
Thermo Fisher Scientific, Inc.	1,511	285,882
UnitedHealth Group, Inc.	1,801	352,727
Universal Health Services, Inc., Class B	1,994	221,214
Varian Medical Systems, Inc.(a)	2,514	251,551
Veeva Systems, Inc.(a)	2,247	126,753

See notes to Schedules of Investments.

Security Description	Shares	Value
Waters Corp.(a)	1,386	$248,815
WellCare Health Plans, Inc.(a)	1,360	233,566
West Pharmaceutical Services, Inc.	2,421	233,045
Zimmer Biomet Holdings, Inc.	2,133	249,753
Zoetis, Inc.	4,608	293,806
		12,732,478
Industrials (18.7%):
3M Co.	1,983	416,232
A.O. Smith Corp.	4,982	296,080
Acuity Brands, Inc.	649	111,161
Aecom(a)	4,522	166,455
Alaska Air Group, Inc.	2,578	196,624
Allison Transmission Holdings, Inc.	6,462	242,519
AMERCO, Inc.	472	176,953
American Airlines Group, Inc.	3,436	163,176
AMETEK, Inc.	4,983	329,077
BWX Technologies, Inc.	4,820	270,016
C.H. Robinson Worldwide, Inc.	3,241	246,640
Cintas Corp.	1,824	263,167
Copart, Inc.(a)	8,507	292,386
CSX Corp.	2,587	140,371
Cummins, Inc.	1,418	238,267
Deere & Co.	2,129	267,381
Delta Air Lines, Inc.	4,001	192,928
Donaldson Co., Inc.	5,331	244,906
Dover Corp.	2,866	261,924
Eaton Corp. PLC	3,868	297,024
Emerson Electric Co.	4,363	274,171
Equifax, Inc.	2,307	244,519
Expeditors International of Washington, Inc.	5,197	311,093
Fastenal Co.	4,308	196,359
FedEx Corp.	1,238	279,268
Fortive Corp.	5,217	369,310
Fortune Brands Home & Security, Inc.	5,113	343,748
General Dynamics Corp.	1,592	327,283
General Electric Co.	12,207	295,165
HD Supply Holdings, Inc.(a)	4,085	147,346
HEICO Corp.	2,663	239,164
Honeywell International, Inc.	3,213	455,411
Hubbell, Inc.	2,412	279,840
Huntington Ingalls Industries, Inc.	1,091	247,046
IDEX Corp.	2,225	270,271
Illinois Tool Works, Inc.	2,317	342,823
Ingersoll-Rand PLC	3,359	299,522
J.B. Hunt Transport Services, Inc.	2,427	269,591
Jacobs Engineering Group, Inc.	3,821	222,650
JetBlue Airways Corp.(a)	9,025	167,233
Kansas City Southern	2,101	228,337
KAR Auction Services, Inc.	5,399	257,748
L3 Technologies, Inc.	1,573	296,400
Lennox International, Inc.	1,585	283,667
Lincoln Electric Holdings, Inc.	2,443	223,974
Lockheed Martin Corp.	1,325	411,134
Macquarie Infrastructure Corp.	3,503	252,847
ManpowerGroup, Inc.	1,856	218,674
Masco Corp.	7,000	273,070
Nielsen Holdings PLC	5,786	239,830
Nordson Corp.	1,678	198,843
Norfolk Southern Corp.	1,790	236,710
Northrop Grumman Corp.	1,570	451,721
Old Dominion Freight Line, Inc.	2,266	249,509
Orbital ATK, Inc.	2,442	325,177
Oshkosh Corp.	2,365	195,207
Owens Corning, Inc.	3,049	235,840
PACCAR, Inc.	3,501	253,262
Parker-Hannifin Corp.	1,540	269,531
Quanta Services, Inc.(a)	5,357	200,191
Raytheon Co.	1,993	371,854
Republic Services, Inc., Class A	7,304	482,502

See notes to Schedules of Investments.

Security Description	Shares	Value
Robert Half International, Inc.	4,281	$215,506
Rockwell Automation, Inc.	1,511	269,275
Rockwell Collins, Inc.	1,611	210,574
Rollins, Inc.	6,322	291,697
Roper Technologies, Inc.	1,490	362,666
Sensata Technologies Holding NV(a)	4,548	218,622
Snap-on, Inc.	1,460	217,555
Southwest Airlines Co.	3,471	194,307
Stanley Black & Decker, Inc.	2,279	344,060
Teledyne Technologies, Inc.(a)	1,439	229,060
Textron, Inc.	4,790	258,085
The Boeing Co.	1,026	260,819
The Middleby Corp.(a)	1,682	215,582
Toro Co.	3,825	237,380
TransDigm Group, Inc.	649	165,917
TransUnion(a)	4,942	233,559
Union Pacific Corp.	2,635	305,580
United Continental Holdings, Inc.(a)	2,624	159,749
United Rentals, Inc.(a)	1,100	152,614
United Technologies Corp.	3,661	424,969
Verisk Analytics, Inc., Class A(a)	3,456	287,504
W.W. Grainger, Inc.	1,045	187,839
WABCO Holdings, Inc.(a)	1,803	266,844
Wabtec Corp.(b)	2,654	201,041
Waste Management, Inc.	6,571	514,311
Watsco, Inc.	1,901	306,193
XPO Logistics, Inc.(a)	2,323	157,453
Xylem, Inc.	4,094	256,407
		23,696,296
Information Technology (16.1%):
Activision Blizzard, Inc.	2,286	147,470
Adobe Systems, Inc.(a)	1,938	289,111
Akamai Technologies, Inc.(a)	2,581	125,746
Alliance Data Systems Corp.	809	179,234
Alphabet, Inc., Class A(a)	309	300,879
Amdocs Ltd.	6,536	420,395
Amphenol Corp., Class A	4,773	403,986
Analog Devices, Inc.	2,463	212,237
ANSYS, Inc.(a)	2,110	258,960
Apple, Inc.	1,574	242,585
Applied Materials, Inc.	4,083	212,683
Arista Networks, Inc.(a)	638	120,971
Arrow Electronics, Inc.(a)	2,959	237,933
Automatic Data Processing, Inc.	1,879	205,412
Black Knight Financial Services, Inc., Class A(a)	5,180	222,999
Broadridge Financial Solutions, Inc.	4,006	323,765
CA, Inc.	5,397	180,152
Cadence Design Systems, Inc.(a)	5,503	217,203
CDK Global, Inc.	4,792	302,327
CDW Corp. of Delaware	3,983	262,878
Cisco Systems, Inc.	8,645	290,731
Citrix Systems, Inc.(a)	2,433	186,903
Cognex Corp.	1,439	158,693
Cognizant Technology Solutions Corp., Class A	3,644	264,336
Coherent, Inc.(a)	382	89,835
CommScope Holding Co., Inc.(a)	4,329	143,766
Corning, Inc.	8,033	240,347
Costar Group, Inc.(a)	874	234,451
CSRA, Inc.	6,738	217,435
Dolby Laboratories, Inc., Class A	4,728	271,955
eBay, Inc.(a)	6,240	239,990
Echostar Holding Corp.(a)	3,721	212,953
Euronet Worldwide, Inc.(a)	2,958	280,389
F5 Networks, Inc.(a)	1,666	200,853
Facebook, Inc., Class A(a)	1,654	282,619
Fidelity National Information Services, Inc.	4,089	381,872
First Data Corp., Class A(a)	11,030	198,981
Fiserv, Inc.(a)	2,928	377,595
FleetCor Technologies, Inc.(a)	1,098	169,937

See notes to Schedules of Investments.

Security Description	Shares	Value
FLIR Systems, Inc.	5,888	$229,102
Fortinet, Inc.(a)	4,539	162,678
Genpact Ltd.	10,821	311,104
Global Payments, Inc.	2,398	227,882
Harris Corp.	2,716	357,643
HP, Inc.	10,969	218,941
Intel Corp.	8,797	334,990
InterActive Corp.(a)	1,375	161,673
International Business Machines Corp.	2,244	325,560
IPG Photonics Corp.(a)	932	172,476
Jack Henry & Associates, Inc.	3,524	362,232
Juniper Networks, Inc.	8,233	229,124
KLA-Tencor Corp.	1,985	210,410
Lam Research Corp.	1,075	198,918
Leidos Holdings, Inc.	3,930	232,735
Mastercard, Inc., Class A	2,663	376,016
Match Group, Inc.(a)	6,579	152,567
Maxim Integrated Products, Inc.	4,535	216,365
Microchip Technology, Inc.	2,338	209,906
Microsemi Corp.(a)	3,493	179,820
Microsoft Corp.	4,599	342,579
Motorola Solutions, Inc.	3,211	272,518
National Instruments Corp.	6,869	289,666
NetApp, Inc.	5,258	230,090
Nvidia Corp.	597	106,726
ON Semiconductor Corp.(a)	8,608	158,990
Oracle Corp.	5,377	259,978
Paychex, Inc.	5,126	307,355
PayPal Holdings, Inc.(a)	3,745	239,792
QUALCOMM, Inc.	3,517	182,321
Red Hat, Inc.(a)	1,956	216,842
Seagate Technology PLC	3,132	103,888
Skyworks Solutions, Inc.	1,547	157,639
SS&C Technologies Holdings, Inc.	6,093	244,634
Synopsys, Inc.(a)	3,652	294,096
Teradyne, Inc.	4,935	184,026
Texas Instruments, Inc.	3,177	284,786
The Ultimate Software Group, Inc.(a)	868	164,573
Total System Services, Inc.	3,786	247,983
Trimble Navigation Ltd.(a)	5,759	226,041
Tyler Technologies, Inc.(a)	1,286	224,176
Vantiv, Inc.(a)	3,529	248,689
VeriSign, Inc.(a)	3,247	345,449
Visa, Inc., Class A	3,560	374,654
VMware, Inc., Class A(a)(b)	2,176	237,597
Xerox Corp.	4,696	156,330
Xilinx, Inc.	3,093	219,077
		20,501,204
Materials (4.5%):
Air Products & Chemicals, Inc.	2,102	317,864
Albemarle Corp.	1,564	213,189
AptarGroup, Inc.	3,807	328,582
Avery Dennison Corp.	2,994	294,430
Berry Global Group, Inc.(a)	4,603	260,760
Celanese Corp., Series A	2,454	255,879
Crown Holdings, Inc.(a)	6,009	358,857
Eastman Chemical Co.	3,190	288,663
Ecolab, Inc.	3,160	406,407
Freeport-McMoRan, Inc.(a)	6,982	98,027
Huntsman Corp.	6,060	166,165
International Flavors & Fragrances, Inc.	1,920	274,387
International Paper Co.	4,061	230,746
LyondellBasell Industries NV, Class A	2,415	239,206
Martin Marietta Materials, Inc.	799	164,778
Nucor Corp.	2,886	161,731
Packaging Corp. of America	2,110	241,975
Praxair, Inc.	2,497	348,931
Reliance Steel & Aluminum Co.	2,523	192,178
Royal Gold, Inc.	1,843	158,572

See notes to Schedules of Investments.

Security Description	Shares	Value
Steel Dynamics, Inc.	3,739	$128,883
The Sherwin-Williams Co.	767	274,617
Vulcan Materials Co.	1,496	178,921
Westlake Chemical Corp.	2,164	179,807
		5,763,555
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	5,684	215,310
Jones Lang LaSalle, Inc.	1,488	183,768
		399,078
Telecommunication Services (0.9%):
AT&T, Inc.	8,380	328,245
CenturyLink, Inc.	8,389	158,552
T-Mobile US, Inc.(a)	3,338	205,821
Verizon Communications, Inc.	5,588	276,550
Zayo Group Holdings, Inc.(a)	5,807	199,877
		1,169,045
Utilities (7.3%):
Alliant Energy Corp.	8,780	364,985
Ameren Corp.	6,717	388,511
American Water Works Co., Inc.	4,208	340,470
Aqua America, Inc.	9,896	328,448
Atmos Energy Corp.	4,333	363,279
Avangrid, Inc.	6,841	324,400
CenterPoint Energy, Inc.	11,983	350,023
CMS Energy Corp.	9,025	418,039
Consolidated Edison, Inc.	4,885	394,122
Dominion Resources, Inc.	4,332	333,261
DTE Energy Co.	3,854	413,765
Edison International	5,084	392,332
Eversource Energy	6,721	406,217
Exelon Corp.	8,285	312,096
MDU Resources Group, Inc.	9,087	235,808
NextEra Energy, Inc.	2,859	418,986
OGE Energy Corp.	10,421	375,469
PG&E Corp.	5,329	362,852
Pinnacle West Capital Corp.	4,686	396,248
PPL Corp.	11,677	443,141
SCANA Corp.	3,669	177,910
Sempra Energy	3,332	380,281
Vectren Corp.	4,500	295,965
WEC Energy Group, Inc.	5,989	375,989
Westar Energy, Inc.	6,225	308,760
Xcel Energy, Inc.	8,584	406,195
		9,307,552
Total Common Stocks (Cost $95,758,175)		126,587,045
Investment Companies (0.5%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 0.83%(c)	647,302	647,302

Total Investment Companies (Cost $647,302)		647,302
Collateral for Securities Loaned (0.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(d)	994,000	994,000

See notes to Schedules of Investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(d)	123,423	$123,423
Total Collateral for Securities Loaned (Cost $1,117,423)		1,117,423
Total Investments (Cost $97,522,900) — 100.8%		128,351,770
Liabilities in excess of other assets — (0.8)%		(962,837)
NET ASSETS - 100.00%		$127,388,933

(a)     Non-income producing security.

(b)     All or a portion of this security is on loan.

(c)     Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(d)     Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	7	12/15/17	$880,635	$14,644

See notes to Schedules of Investments.

Victory Portfolios II	Consolidated Schedule of Portfolio Investments
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (85.2%)
U.S. Treasury Bills
0.44%, 10/5/17 (a)(b)	$5,000,000	$4,999,697
0.86%, 10/26/17 (a)(b)	2,000,000	1,998,752
1.05%, 2/1/18 (a)(b)	2,000,000	1,992,782
1.29%, 9/13/18 (a)(b)	2,100,000	2,074,165
Total U.S. Treasury Obligations (Cost $11,066,911)		11,065,396
Total Investments (Cost $11,066,911) — 85.2%		11,065,396
Other assets in excess of liabilities — 14.8%		1,924,475
NET ASSETS - 100.00%		$12,989,871

(a)   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)   Rate represents the effective yield at September 30, 2017.

Futures Contracts Purchased*

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa Futures	23	12/13/17	$469,890	$18,374
Coffee ‘C’ Futures	12	12/18/17	576,225	(70,041)
Copper Futures	10	12/27/17	738,750	5,181
Corn Futures	40	12/14/17	710,500	(72,412)
Cotton NO.2 Futures	19	12/06/17	650,275	(24,021)
Gasoline RBOB Futures	6	10/31/17	400,932	(2,706)
Gold 100 Oz Futures	9	12/27/17	1,156,320	50,170
Lean Hogs Futures	21	12/14/17	503,580	24,194
Live Cattle Futures	16	12/29/17	737,600	19,320
Natural Gas Futures	13	10/27/17	390,910	(11,671)
NEW YORK Harbor USLD Futures	8	10/31/17	608,160	17,836
NYMEX WTI Crude Futures	11	10/20/17	568,370	21,911
Primary Aluminum Futures	18	12/18/17	944,775	29,421
Silver Futures	8	12/27/17	667,040	(16,425)
Soybean Futures	16	11/14/17	774,600	22,770
Soybean Meal Futures	23	12/14/17	726,340	21,555
Soybean Oil Futures	37	12/14/17	728,604	6,889
Sugar #11 Futures	30	2/28/18	473,760	(22,242)
Wheat Futures	26	12/14/17	582,725	(29,980)
Zinc Futures	7	12/18/17	554,050	43,637
				$31,760

*       All of these investments are held by CEMPCSVWF Fund Ltd., the wholly owned subsidiary.

See notes to Schedules of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Long/Short Strategy Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.2%)
Consumer Discretionary (11.8%):
Advance Auto Parts, Inc.	46	$4,563
Amazon.com, Inc.(a)	10	9,613
Aramark	294	11,939
AutoZone, Inc.(a)	11	6,546
Best Buy Co., Inc.	80	4,557
Burlington Stores, Inc.(a)	68	6,491
CarMax, Inc.(a)	106	8,036
Carnival Corp., Class A	186	12,010
Charter Communications, Inc., Class A(a)	19	6,905
Chipotle Mexican Grill, Inc.(a)	22	6,772
Coach, Inc.	135	5,438
Comcast Corp., Class A	279	10,736
D.R. Horton, Inc.	245	9,783
Darden Restaurants, Inc.	114	8,981
Discovery Communications, Inc., Class A(a)	327	6,962
DISH Network Corp.(a)	126	6,833
Dollar General Corp.	92	7,457
Dollar Tree, Inc.(a)	89	7,727
Domino’s Pizza, Inc.	37	7,346
General Motors Co.	220	8,884
Gentex Corp.	400	7,920
Genuine Parts Co.	114	10,904
Hanesbrands, Inc.	204	5,027
Harley-Davidson, Inc.	177	8,533
Hasbro, Inc.	69	6,739
Hyatt Hotels Corp., Class A(a)	155	9,577
Kohl’s Corp.	97	4,428
L Brands, Inc.	106	4,411
Las Vegas Sands Corp.	133	8,533
Lear Corp.	50	8,654
Leggett & Platt, Inc.	232	11,073
Lennar Corp., Class A	182	9,610
LKQ Corp.(a)	280	10,077
Lowe’s Co., Inc.	103	8,234
Macy’s, Inc.	177	3,862
Marriott International, Inc., Class A	95	10,475
McDonald’s Corp.	85	13,319
MGM Resorts International	197	6,420
Mohawk Industries, Inc.(a)	49	12,128
Netflix, Inc.(a)	34	6,166
Newell Brands, Inc.	157	6,699
Nike, Inc., Class B	140	7,259
Norwegian Cruise Line Holdings Ltd.(a)	121	6,540
NVR, Inc.(a)	3	8,565
Omnicom Group, Inc.	145	10,740
O’Reilly Automotive, Inc.(a)	25	5,384
PulteGroup, Inc.	358	9,784
PVH Corp.	52	6,555
Ross Stores, Inc.	132	8,523
Royal Caribbean Cruises Ltd.	68	8,061
Scripps Networks Interactive, Inc., Class A	78	6,699
Service Corp. International	318	10,971
Servicemaster Global Holdings, Inc.(a)	169	7,897
Sirius XM Holdings, Inc.(b)	1,416	7,816
Starbucks Corp.	168	9,023
Target Corp.	107	6,314
The Gap, Inc.	215	6,349
The Goodyear Tire & Rubber Co.	230	7,648
The Home Depot, Inc.	82	13,413
The Interpublic Group of Co., Inc.	318	6,611
The Priceline Group, Inc.(a)	5	9,154
The TJX Cos., Inc.	140	10,322
The Walt Disney Co.	127	12,519
Thor Industries, Inc.	54	6,799
Tiffany & Co.	81	7,434
Toll Brothers, Inc.	217	8,999
Tractor Supply Co.	108	6,835

See notes to Schedules of Investments.

Security Description	Shares	Value
TripAdvisor, Inc.(a)	115	$4,661
Twenty-First Century Fox, Inc.	328	8,653
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	30	6,782
VF Corp.	135	8,581
Viacom, Inc., Class B	189	5,262
Whirlpool Corp.	46	8,484
Wyndham Worldwide Corp.	90	9,487
Yum! Brands, Inc.	199	14,649
		613,141
Consumer Staples (8.2%):
Altria Group, Inc.	162	10,274
Archer-Daniels-Midland Co.	207	8,800
Blue Buffalo Pet Products, Inc.(a)	286	8,108
Brown-Forman Corp., Class B	157	8,525
Bunge Ltd.	72	5,001
Campbell Soup Co.	191	8,943
Church & Dwight Co., Inc.	260	12,597
Colgate-Palmolive Co.	153	11,146
Conagra Brands, Inc.	329	11,100
Constellation Brands, Inc., Class A	44	8,776
Costco Wholesale Corp.	56	9,200
CVS Health Corp.	123	10,002
Dr Pepper Snapple Group, Inc.	142	12,563
General Mills, Inc.	208	10,766
Herbalife Ltd.(a)	82	5,562
Hormel Foods Corp.	287	9,224
Ingredion, Inc.	83	10,013
Kimberly-Clark Corp.	105	12,356
Lamb Weston Holdings, Inc.	234	10,972
McCormick & Co., Inc.	110	11,290
Molson Coors Brewing Co., Class B	113	9,225
Mondelez International, Inc., Class A	249	10,124
Monster Beverage Corp.(a)	134	7,404
National Beverage Corp.	41	5,086
PepsiCo, Inc.	165	18,386
Philip Morris International, Inc.	105	11,656
Pilgrim’s Pride Corp.(a)	238	6,762
Pinnacle Foods, Inc.	157	8,976
Spectrum Brands Holdings, Inc.	81	8,580
Sysco Corp.	220	11,870
The Clorox Co.	98	12,927
The Coca-Cola Co.	447	20,119
The Estee Lauder Cos., Inc., Class A	92	9,921
The Hershey Co.	149	16,267
The J.M. Smucker Co.	91	9,549
The Kraft Heinz Co.	119	9,228
The Kroger Co.	215	4,313
The Procter & Gamble Co.	181	16,468
Tyson Foods, Inc., Class A	133	9,370
US Foods Holding Corp.(a)	390	10,413
Walgreens Boots Alliance, Inc.	144	11,120
Wal-Mart Stores, Inc.	146	11,408
		434,390
Energy (1.8%):
Andeavor	80	8,252
Cheniere Energy Partners LP Holdings, LLC	405	10,157
Chevron Corp.	108	12,690
Devon Energy Corp.	168	6,167
Exxon Mobil Corp.	178	14,593
Marathon Petroleum Corp.	150	8,412
Newfield Exploration Co.(a)	178	5,281
ONEOK, Inc.	122	6,760
Phillips 66	133	12,184
Valero Energy Corp.	135	10,386
		94,882

See notes to Schedules of Investments.

Security Description	Shares	Value
Financials (17.2%):
Affiliated Managers Group, Inc.	48	$9,112
Aflac, Inc.	180	14,650
Alleghany Corp.(a)	23	12,742
Ally Financial, Inc.	306	7,424
American Express Co.	148	13,387
American Financial Group, Inc.	121	12,517
Ameriprise Financial, Inc.	62	9,208
Arthur J. Gallagher & Co.	253	15,572
Assurant, Inc.	101	9,648
Athene Holding Ltd., Class A(a)	169	9,099
Bank of America Corp.	328	8,312
Bank of The Ozarks, Inc.	134	6,439
BB&T Corp.	218	10,233
Berkshire Hathaway, Inc., Class B(a)	91	16,682
BlackRock, Inc., Class A	29	12,965
BOK Financial Corp.	107	9,532
Brown & Brown, Inc.	308	14,843
Capital One Financial Corp.	100	8,466
CBOE Holdings, Inc.	117	12,593
Cincinnati Financial Corp.	141	10,796
Citigroup, Inc.	142	10,329
Citizens Financial Group, Inc.	204	7,725
CME Group, Inc.	85	11,533
CNA Financial Corp.	212	10,653
Comerica, Inc.	115	8,770
Commerce Bank, Inc.	165	9,532
Credit Acceptance Corp.(a)(b)	23	6,444
Cullen/Frost Bankers, Inc.	85	8,068
Discover Financial Services	172	11,091
E*TRADE Financial Corp.(a)	165	7,196
East West Bancorp, Inc.	122	7,293
Eaton Vance Corp.	204	10,071
Erie Indemnity Co., Class A	84	10,128
FactSet Research Systems, Inc.	70	12,608
Fifth Third Bancorp	298	8,338
First American Financial Corp.	241	12,043
First Republic Bank	109	11,386
Franklin Resources, Inc.	238	10,593
Huntington Bancshares, Inc.	591	8,250
Interactive Brokers Group, Inc., Class A	233	10,494
Intercontinental Exchange, Inc.	171	11,748
Invesco Ltd.	243	8,515
JPMorgan Chase & Co.	118	11,270
KeyCorp	441	8,300
Leucadia National Corp.	392	9,898
Lincoln National Corp.	120	8,818
Loews Corp.	334	15,985
M&T Bank Corp.	67	10,790
Markel Corp.(a)	13	13,884
MarketAxess Holdings, Inc.	39	7,196
Marsh & McLennan Co., Inc.	185	15,505
Morgan Stanley	169	8,141
MSCI, Inc.	80	9,352
New York Community Bancorp, Inc.	771	9,938
Northern Trust Corp.	101	9,285
PacWest Bancorp	152	7,678
People’s United Financial, Inc.	612	11,102
Principal Financial Group, Inc.	169	10,873
Prudential Financial, Inc.	95	10,100
Raymond James Financial, Inc.	109	9,192
Regions Financial Corp.	530	8,072
Reinsurance Group of America, Inc.	87	12,139
S&P Global, Inc.	81	12,660
Santander Consumer USA Holdings, Inc.(a)	414	6,363
SEI Investments Co.	199	12,151
Signature Bank(a)	65	8,323
State Street Corp.	105	10,032
SunTrust Banks, Inc.	156	9,324

See notes to Schedules of Investments.

Security Description	Shares	Value
SVB Financial Group(a)	35	$6,548
Synchrony Financial	192	5,962
Synovus Financial Corp.	201	9,258
T. Rowe Price Group, Inc.	105	9,518
TD Ameritrade Holding Corp.	141	6,881
The Allstate Corp.	172	15,809
The Bank of New York Mellon Corp.	225	11,930
The Charles Schwab Corp.	189	8,267
The Goldman Sachs Group, Inc.	39	9,250
The PNC Financial Services Group, Inc.	76	10,243
The Progressive Corp.	297	14,381
The Travelers Co., Inc.	137	16,786
Torchmark Corp.	203	16,258
U.S. Bancorp	242	12,968
Unum Group	213	10,891
W.R. Berkley Corp.	211	14,082
Wells Fargo & Co.	195	10,754
Western Alliance BanCorp(a)	147	7,803
Zions BanCorp	180	8,492
		909,480
Health Care (9.4%):
AbbVie, Inc.	164	14,574
ABIOMED, Inc.(a)	47	7,924
Agilent Technologies, Inc.	152	9,758
Alexion Pharmaceuticals, Inc.(a)	36	5,050
Align Technology, Inc.(a)	33	6,147
AmerisourceBergen Corp.	85	7,034
Amgen, Inc.	51	9,509
Anthem, Inc.	54	10,254
Baxter International, Inc.	208	13,052
Biogen, Inc.(a)	24	7,515
Boston Scientific Corp.(a)	381	11,114
Bristol-Myers Squibb Co.	115	7,330
Cardinal Health, Inc.	104	6,960
Catalent, Inc.(a)	143	5,709
Celgene Corp.(a)	61	8,895
Centene Corp.(a)	81	7,838
Cerner Corp.(a)	123	8,772
Charles River Laboratories International, Inc.(a)	91	9,830
Cigna Corp.	63	11,777
Danaher Corp.	156	13,381
DaVita, Inc.(a)	136	8,077
Edwards Lifesciences Corp.(a)	65	7,105
Express Scripts Holding Co.(a)	125	7,915
Gilead Sciences, Inc.	95	7,697
HCA Holdings, Inc.(a)	120	9,551
Henry Schein, Inc.(a)	131	10,741
Hologic, Inc.(a)	222	8,145
IDEXX Laboratories, Inc.(a)	44	6,842
Illumina, Inc.(a)	26	5,179
INC Research Holdings, Inc., Class A(a)	69	3,609
Intuitive Surgical, Inc.(a)	9	9,413
Johnson & Johnson	122	15,861
Laboratory Corp. of America Holdings(a)	68	10,266
McKesson Corp.	48	7,373
Mettler-Toledo International, Inc.(a)	17	10,645
PerkinElmer, Inc.	149	10,277
Pfizer, Inc.	470	16,779
Quest Diagnostics, Inc.	130	12,173
Regeneron Pharmaceuticals, Inc.(a)	11	4,918
ResMed, Inc.	102	7,850
Stryker Corp.	91	12,924
Teleflex, Inc.	41	9,921
The Cooper Co., Inc.	42	9,959
Thermo Fisher Scientific, Inc.	59	11,162
UnitedHealth Group, Inc.	70	13,710
Universal Health Services, Inc., Class B	77	8,542
Varian Medical Systems, Inc.(a)	97	9,706
Veeva Systems, Inc.(a)	87	4,908

See notes to Schedules of Investments.

Security Description	Shares	Value
Waters Corp.(a)	54	$9,694
WellCare Health Plans, Inc.(a)	53	9,102
West Pharmaceutical Services, Inc.	94	9,048
Zimmer Biomet Holdings, Inc.	83	9,718
Zoetis, Inc.	178	11,349
		492,582
Industrials (17.4%):
3M Co.	77	16,162
A.O. Smith Corp.	193	11,470
Acuity Brands, Inc.	25	4,282
Aecom(a)	175	6,442
Alaska Air Group, Inc.	100	7,627
Allison Transmission Holdings, Inc.	250	9,383
AMERCO, Inc.	18	6,748
American Airlines Group, Inc.	133	6,316
AMETEK, Inc.	193	12,746
BWX Technologies, Inc.	187	10,476
C.H. Robinson Worldwide, Inc.	125	9,513
Cintas Corp.	71	10,244
Copart, Inc.(a)	329	11,308
CSX Corp.	100	5,426
Cummins, Inc.	55	9,242
Deere & Co.	82	10,298
Delta Air Lines, Inc.	155	7,474
Donaldson Co., Inc.	206	9,464
Dover Corp.	111	10,144
Eaton Corp. PLC	150	11,518
Emerson Electric Co.	169	10,620
Equifax, Inc.	89	9,433
Expeditors International of Washington, Inc.	201	12,031
Fastenal Co.	167	7,612
FedEx Corp.	48	10,828
Fortive Corp.	202	14,299
Fortune Brands Home & Security, Inc.	198	13,312
General Dynamics Corp.	62	12,746
General Electric Co.	472	11,413
HD Supply Holdings, Inc.(a)	158	5,699
HEICO Corp.	103	9,250
Honeywell International, Inc.	124	17,576
Hubbell, Inc.	93	10,790
Huntington Ingalls Industries, Inc.	42	9,510
IDEX Corp.	86	10,446
Illinois Tool Works, Inc.	90	13,315
Ingersoll-Rand PLC	130	11,592
J.B. Hunt Transport Services, Inc.	94	10,442
Jacobs Engineering Group, Inc.	148	8,623
JetBlue Airways Corp.(a)	349	6,467
Kansas City Southern	81	8,803
KAR Auction Services, Inc.	209	9,978
L3 Technologies, Inc.	61	11,494
Lennox International, Inc.	61	10,917
Lincoln Electric Holdings, Inc.	95	8,710
Lockheed Martin Corp.	51	15,825
Macquarie Infrastructure Corp.	136	9,816
ManpowerGroup, Inc.	72	8,483
Masco Corp.	271	10,572
Nielsen Holdings PLC	224	9,285
Nordson Corp.	65	7,703
Norfolk Southern Corp.	69	9,125
Northrop Grumman Corp.	61	17,552
Old Dominion Freight Line, Inc.	88	9,690
Orbital ATK, Inc.	95	12,650
Oshkosh Corp.	92	7,594
Owens Corning, Inc.	118	9,127
PACCAR, Inc.	135	9,766
Parker-Hannifin Corp.	60	10,501
Quanta Services, Inc.(a)	207	7,736
Raytheon Co.	77	14,367
Republic Services, Inc., Class A	283	18,695

See notes to Schedules of Investments.

Security Description	Shares	Value
Robert Half International, Inc.	166	$8,356
Rockwell Automation, Inc.	58	10,336
Rockwell Collins, Inc.	62	8,104
Rollins, Inc.	245	11,304
Roper Technologies, Inc.	58	14,117
Sensata Technologies Holding NV(a)	176	8,460
Snap-on, Inc.	56	8,345
Southwest Airlines Co.	134	7,501
Stanley Black & Decker, Inc.	88	13,285
Teledyne Technologies, Inc.(a)	56	8,914
Textron, Inc.	185	9,968
The Boeing Co.	40	10,168
The Middleby Corp.(a)	65	8,331
Toro Co.	148	9,185
TransDigm Group, Inc.	25	6,391
TransUnion(a)	191	9,027
Union Pacific Corp.	102	11,828
United Continental Holdings, Inc.(a)	102	6,210
United Rentals, Inc.(a)	43	5,966
United Technologies Corp.	142	16,483
Verisk Analytics, Inc., Class A(a)	134	11,148
W.W. Grainger, Inc.	40	7,190
WABCO Holdings, Inc.(a)	70	10,360
Wabtec Corp.	103	7,802
Waste Management, Inc.	254	19,880
Watsco, Inc.	74	11,919
XPO Logistics, Inc.(a)	90	6,100
Xylem, Inc.	158	9,896
		917,250
Information Technology (15.1%):
Activision Blizzard, Inc.	88	5,677
Adobe Systems, Inc.(a)	75	11,189
Akamai Technologies, Inc.(a)	100	4,872
Alliance Data Systems Corp.	31	6,868
Alphabet, Inc., Class A(a)	12	11,685
Amdocs Ltd.	253	16,273
Amphenol Corp., Class A	185	15,659
Analog Devices, Inc.	95	8,186
ANSYS, Inc.(a)	82	10,064
Apple, Inc.	61	9,401
Applied Materials, Inc.	158	8,230
Arista Networks, Inc.(a)	25	4,740
Arrow Electronics, Inc.(a)	115	9,247
Automatic Data Processing, Inc.	73	7,980
Black Knight Financial Services, Inc., Class A(a)	201	8,653
Broadridge Financial Solutions, Inc.	155	12,527
CA, Inc.	209	6,976
Cadence Design Systems, Inc.(a)	213	8,407
CDK Global, Inc.	185	11,672
CDW Corp. of Delaware	154	10,164
Cisco Systems, Inc.	335	11,266
Citrix Systems, Inc.(a)	94	7,221
Cognex Corp.	56	6,176
Cognizant Technology Solutions Corp., Class A	141	10,228
Coherent, Inc.(a)	15	3,528
CommScope Holding Co., Inc.(a)	168	5,579
Corning, Inc.	311	9,305
Costar Group, Inc.(a)	34	9,121
CSRA, Inc.	261	8,422
Dolby Laboratories, Inc., Class A	183	10,526
eBay, Inc.(a)	242	9,307
Echostar Holding Corp.(a)	144	8,241
Euronet Worldwide, Inc.(a)	115	10,901
F5 Networks, Inc.(a)	64	7,716
Facebook, Inc., Class A(a)	64	10,936
Fidelity National Information Services, Inc.	158	14,757
First Data Corp., Class A(a)	427	7,703
Fiserv, Inc.(a)	113	14,573
FleetCor Technologies, Inc.(a)	42	6,500

See notes to Schedules of Investments.

Security Description	Shares	Value
FLIR Systems, Inc.	228	$8,871
Fortinet, Inc.(a)	176	6,308
Genpact Ltd.	419	12,046
Global Payments, Inc.	93	8,838
Harris Corp.	105	13,827
HP, Inc.	425	8,483
Intel Corp.	340	12,946
InterActive Corp.(a)	53	6,232
International Business Machines Corp.	87	12,622
IPG Photonics Corp.(a)	36	6,662
Jack Henry & Associates, Inc.	136	13,979
Juniper Networks, Inc.	319	8,878
KLA-Tencor Corp.	77	8,162
Lam Research Corp.	42	7,772
Leidos Holdings, Inc.	152	9,001
Mastercard, Inc., Class A	103	14,544
Match Group, Inc.(a)	255	5,913
Maxim Integrated Products, Inc.	176	8,397
Microchip Technology, Inc.	90	8,080
Microsemi Corp.(a)	135	6,950
Microsoft Corp.	178	13,259
Motorola Solutions, Inc.	124	10,524
National Instruments Corp.	266	11,217
NetApp, Inc.	204	8,927
Nvidia Corp.	23	4,112
ON Semiconductor Corp.(a)	333	6,151
Oracle Corp.	208	10,057
Paychex, Inc.	198	11,872
PayPal Holdings, Inc.(a)	145	9,284
QUALCOMM, Inc.	136	7,050
Red Hat, Inc.(a)	76	8,425
Seagate Technology PLC	121	4,014
Skyworks Solutions, Inc.	60	6,114
SS&C Technologies Holdings, Inc.	236	9,475
Synopsys, Inc.(a)	141	11,355
Teradyne, Inc.	191	7,122
Texas Instruments, Inc.	123	11,026
The Ultimate Software Group, Inc.(a)	34	6,446
Total System Services, Inc.	147	9,629
Trimble Navigation Ltd.(a)	223	8,753
Tyler Technologies, Inc.(a)	50	8,716
Vantiv, Inc.(a)	137	9,654
VeriSign, Inc.(a)	126	13,404
Visa, Inc., Class A	138	14,523
VMware, Inc., Class A(a)	84	9,172
Xerox Corp.	182	6,059
Xilinx, Inc.	120	8,500
		793,827
Materials (4.2%):
Air Products & Chemicals, Inc.	81	12,249
Albemarle Corp.	61	8,315
AptarGroup, Inc.	147	12,688
Avery Dennison Corp.	116	11,407
Berry Global Group, Inc.(a)	178	10,084
Celanese Corp., Series A	95	9,906
Crown Holdings, Inc.(a)	233	13,914
Eastman Chemical Co.	123	11,130
Ecolab, Inc.	122	15,690
Freeport-McMoRan, Inc.(a)	270	3,791
Huntsman Corp.	235	6,444
International Flavors & Fragrances, Inc.	74	10,575
International Paper Co.	157	8,921
LyondellBasell Industries NV, Class A	93	9,212
Martin Marietta Materials, Inc.	31	6,393
Nucor Corp.	112	6,276
Packaging Corp. of America	82	9,404
Praxair, Inc.	97	13,555
Reliance Steel & Aluminum Co.	98	7,465
Royal Gold, Inc.	71	6,109

See notes to Schedules of Investments.

Security Description	Shares	Value
Steel Dynamics, Inc.	145	$4,998
The Sherwin-Williams Co.	30	10,741
Vulcan Materials Co.	58	6,937
Westlake Chemical Corp.	84	6,980
		223,184
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	220	8,334
Jones Lang LaSalle, Inc.	58	7,163
		15,497
Telecommunication Services (0.9%):
AT&T, Inc.	324	12,690
CenturyLink, Inc.(b)	325	6,143
T-Mobile US, Inc.(a)	129	7,954
Verizon Communications, Inc.	216	10,690
Zayo Group Holdings, Inc.(a)	225	7,745
		45,222
Utilities (6.9%):
Alliant Energy Corp.	340	14,134
Ameren Corp.	260	15,038
American Water Works Co., Inc.	163	13,188
Aqua America, Inc.	383	12,712
Atmos Energy Corp.	168	14,085
Avangrid, Inc.	265	12,566
CenterPoint Energy, Inc.	464	13,553
CMS Energy Corp.	349	16,166
Consolidated Edison, Inc.	189	15,249
Dominion Resources, Inc.	168	12,924
DTE Energy Co.	149	15,997
Edison International	197	15,202
Eversource Energy	260	15,714
Exelon Corp.	321	12,092
MDU Resources Group, Inc.	352	9,134
NextEra Energy, Inc.	111	16,267
OGE Energy Corp.	403	14,520
PG&E Corp.	206	14,027
Pinnacle West Capital Corp.	181	15,305
PPL Corp.	452	17,154
SCANA Corp.	142	6,886
Sempra Energy	129	14,723
Vectren Corp.	174	11,444
WEC Energy Group, Inc.	232	14,565
Westar Energy, Inc.	241	11,954
Xcel Energy, Inc.	332	15,710
		360,309
Total Common Stocks (Cost $3,838,412)		4,899,764
Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	12,813	12,813
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	1,591	1,591
Total Collateral for Securities Loaned (Cost $14,404)		14,404
Total Investments (Cost $3,852,816) — 93.5%		4,914,168
Other assets in excess of liabilities — 6.5%		343,165
NET ASSETS - 100.00%		$5,257,333

See notes to Schedules of Investments.

(a)     Non-income producing security.

(b)     All or a portion of this security is on loan.

(c)     Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	13	12/15/17	$1,635,465	$(33,430)

See notes to Schedules of Investments.

Victory Portfolios II	Schedule of Portfolio Investments
Victory CEMP Market Neutral Income Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (83.4%)
Australia (3.3%):
Consumer Staples (0.5%):
Wesfarmers Ltd.	4,148	$134,625
Woolworths Ltd.	6,843	135,483
		270,108
Energy (0.2%):
Woodside Petroleum Ltd.	5,332	122,062

Financials (1.9%):
Asx Ltd.	3,617	149,042
Australia & New Zealand Banking Group Ltd.	5,118	119,187
Commonwealth Bank of Australia	2,259	133,729
Insurance Australia Group Ltd.	21,369	106,997
Macquarie Group Ltd.	1,925	137,788
National Australia Bank Ltd.	5,232	129,684
QBE Insurance Group Ltd.	10,131	79,848
Suncorp Group Ltd.	11,309	116,092
Westpac Banking Corp.	4,816	121,109
		1,093,476
Industrials (0.2%):
Cimic Group Ltd.	2,931	101,832

Materials (0.2%):
BHP Billiton Ltd.	4,003	81,160
Fortescue Metals Group Ltd.	10,538	42,665
		123,825
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	28,505	78,069

Utilities (0.2%):
AGL Energy Ltd.	5,444	99,941
		1,889,313
Belgium (0.2%):
Telecommunication Services (0.2%):
Proximus SADP	3,778	130,231

Bermuda (0.2%):
Financials (0.2%):
Invesco Ltd.	2,750	96,360

Brazil (0.5%):
Financials (0.2%):
BB Seguridade Participacoes SA	9,700	87,299

Health Care (0.1%):
Fleury SA	8,700	80,937

Utilities (0.2%):
Engie Brasil Energia SA	12,262	141,489
		309,725
Canada (1.6%):
Consumer Discretionary (0.3%):
Shaw Communications, Inc., Class B	6,969	160,428

Energy (0.2%):
Pembina Pipeline Corp. (b)	4,125	144,752

Telecommunication Services (0.8%):
BCE, Inc.	4,849	227,214
TELUS Corp.	5,871	211,198
		438,412
Utilities (0.3%):
Hydro One Ltd. (c)	9,450	172,094
		915,686
Chile (0.8%):
Utilities (0.8%):
AES Gener SA	282,865	99,054
Aguas Andinas SA	147,971	94,227

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Empresa Nacional de Electricid SA	139,211	$121,652
Enersis Chile	1,114,195	135,969
		450,902
China (2.6%):
Consumer Discretionary (0.1%):
BAIC Motor Corp. Ltd., Class H (c)	86,000	81,734

Energy (0.4%):
China Petroleum & Chemical Corp., Class H	180,000	135,668
China Shenhua Energy Co. Ltd.	30,000	70,933
		206,601
Financials (1.5%):
Bank of China Ltd.	271,000	134,617
Bank of Communications Co. Ltd., Class H	211,000	154,884
Central China Securities Co. Ltd., Class H (b)	222,000	103,498
China Cinda Asset Management Co.	251,000	92,879
China CITIC Bank Corp. Ltd.	261,000	166,591
China Construction Bank Corp.	148,000	123,652
China Huarong Asset Management Co. Ltd., Class H (c)	230,000	102,993
		879,114
Health Care (0.1%):
Sihuan Pharmaceutical Holdings Group Ltd.	184,000	67,187

Real Estate (0.5%):
Guangzhou R&f Properties, Class H	27,600	64,098
Red Star Macalline Group Corp. Ltd., Class H (c)	106,800	132,843
Soho China Ltd.	142,000	81,497
		278,438
		1,513,074
Denmark (0.1%):
Consumer Discretionary (0.1%):
Pandora A/S	515	50,925

Finland (0.4%):
Financials (0.3%):
Sampo Oyj, Class A	2,960	156,643

Materials (0.1%):
UPM-Kymmene Oyj	2,925	79,351
		235,994
France (1.3%):
Consumer Discretionary (0.2%):
Renault SA	1,100	108,074

Consumer Staples (0.2%):
Carrefour SA	4,322	87,242

Energy (0.3%):
Total SA (b)	3,018	162,035

Financials (0.1%):
Natixis SA	10,797	86,400

Utilities (0.5%):
Electricite de France SA	6,066	73,667
Suez Environnement Co.	6,054	110,529
Veolia Environnement SA	4,802	110,955
		295,151
		738,902
Germany (1.3%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG	1,425	144,617
Daimler AG, Registered Shares	1,937	154,607
		299,224
Financials (0.3%):
Muenchener Rueckversicherungs-Gesellschaft AG	767	164,143

Materials (0.5%):
BASF SE	1,430	152,334

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Evonik Industries AG	3,758	$134,346
		286,680
		750,047
Greece (0.2%):
Consumer Discretionary (0.2%):
OPAP SA	11,241	119,071

Hong Kong (1.7%):
Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	67,000	80,463

Consumer Staples (0.2%):
WH Group Ltd. (c)	86,000	91,594

Industrials (0.2%):
MTR Corp. Ltd.	20,000	117,109

Real Estate (0.7%):
Agile Group Holdings Ltd.	50,000	73,380
Hang Lung Properties Ltd.	45,000	107,141
New World Development Co. Ltd.	82,000	118,324
Sino Land Co. Ltd.	72,000	126,940
		425,785
Telecommunication Services (0.2%):
China Mobile Ltd.	13,000	131,980

Utilities (0.3%):
China Resources Power Holdings Co. Ltd.	46,000	83,317
Power Assets Holdings Ltd.	9,500	82,464
		165,781
		1,012,712
India (0.8%):
Energy (0.2%):
Coal India Ltd.	28,085	116,586

Information Technology (0.2%):
Oracle Financial Services	2,159	120,288

Materials (0.3%):
Hindustan Zinc Ltd.	16,738	75,965
Vedanta Ltd.	15,019	72,493
		148,458
Telecommunication Services (0.1%):
Bharti Infratel Ltd.	13,164	80,337
		465,669
Indonesia (0.3%):
Materials (0.1%):
PT Indocement Tunggal Prakarsa TBK	58,700	82,497

Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	339,600	118,159
		200,656
Ireland (0.5%):
Consumer Discretionary (0.2%):
WPP PLC	4,965	92,117

Industrials (0.2%):
Eaton Corp. PLC	1,696	130,236
Information Technology (0.1%):
Seagate Technology PLC	1,373	45,543
		267,896
Italy (0.9%):
Consumer Discretionary (0.1%):
Prada SpA	19,900	69,699

Energy (0.2%):
Snam SpA	24,093	116,095

Financials (0.4%):
Assicurazioni Generali SpA	5,486	102,312

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Intesa Sanpaolo SpA	27,323	$96,723
		199,035
Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	20,896	122,086
		506,915
Japan (0.6%):
Consumer Discretionary (0.4%):
Fuji Heavy Industries Ltd.	2,600	93,787
Nissan Motor Co. Ltd.	13,600	134,748
		228,535
Information Technology (0.2%):
Canon, Inc.	3,800	130,057
		358,592
Korea, Republic Of (0.5%):
Consumer Discretionary (0.1%):
Coway Co. Ltd.	1,110	91,262

Energy (0.2%):
S-Oil Corp.	927	103,552

Utilities (0.2%):
Korea Electric Power Corp.	2,994	101,744
		296,558
Malaysia (1.3%):
Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	10,700	110,861

Financials (0.3%):
Malayan Banking BHD	89,600	202,439

Telecommunication Services (0.4%):
DiGi.Com BHD (b)	196,000	227,624

Utilities (0.4%):
YTL Corp. BHD	640,200	206,453
		747,377
Mexico (0.6%):
Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV, Series A	61,576	125,516
Wal-Mart de Mexico SAB de CV	57,845	132,495
		258,011
Financials (0.2%):
Grupo Financiero Santander Mexico, Class B	54,919	111,494
		369,505
Netherlands (0.9%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	4,979	93,023

Financials (0.1%):
Aegon NV	13,890	80,958

Industrials (0.2%):
Randstad Holding NV	1,873	115,748

Materials (0.2%):
LyondellBasell Industries NV, Class A	1,059	104,894

Telecommunication Services (0.2%):
Koninklijke KPN NV	31,481	108,026
		502,649
Norway (0.4%):
Consumer Staples (0.2%):
Marine Harvest ASA	4,558	90,171

Financials (0.2%):
Gjensidige Forsikring ASA	7,023	122,365
		212,536
Philippines (0.8%):
Energy (0.2%):

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Semirara Mining and Power Corp.	156,200	$143,686
Telecommunication Services (0.3%):
Globe Telecom, Inc.	2,380	96,180
Pldt, Inc.	2,370	77,400
		173,580
Utilities (0.3%):
Manila Electric Co.	29,730	165,649
		482,915
Poland (0.2%):
Financials (0.2%):
Bank Pekao SA	3,171	111,401

Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA	26,809	101,080

Qatar (0.8%):
Financials (0.3%):
Masraf Al Rayan QSC	9,375	95,567
Qatar Islamic Bank SAQ	4,133	103,445
		199,012
Industrials (0.2%):
Industries Qatar QSC	4,557	115,013

Real Estate (0.3%):
Barwa Real Estate Co.	9,637	84,913
Ezdan Holding Group QSC	21,885	63,219
		148,132
		462,157
Russian Federation (1.8%):
Energy (0.2%):
Tatneft PAO	11,620	83,133

Materials (1.0%):
ALROSA AO	62,900	90,033
Magnitogorsk Iron & Steel Works OJSC	116,800	87,894
MMC Norilsk Nickel PJSC	645	111,325
Novolipetsk Steel OJSC	42,330	97,362
PhosAgro PJSC	2,753	111,332
Severstal Pjsc	5,950	89,980
		587,926
Telecommunication Services (0.4%):
Mobile TeleSystems PJSC	19,300	94,581
Rostelecom PJSC	123,540	149,049
		243,630
Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	18,520,000	55,134
RusHydro PJSC	5,345,000	79,064
		134,198
		1,048,887
Singapore (0.3%):
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	75,500	205,294

South Africa (1.3%):
Consumer Discretionary (0.1%):
Woolworths Holdings Ltd.	21,248	94,136

Financials (0.5%):
Barclays Africa Group Ltd.	9,314	95,652
Nedbank Group Ltd.	6,960	104,199
Standard Bank Group Ltd.	8,242	96,209
		296,060
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	54,056	94,511
Materials (0.1%):

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Kumba Iron Ore Ltd.	2,710	$44,158
Telecommunication Services (0.4%):
MTN Group Ltd.	9,769	89,871
Vodacom Group Ltd.	13,013	154,893
		244,764
		773,629
Spain (2.2%):
Energy (0.2%):
Repsol SA	7,630	140,794

Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	10,905	97,486

Industrials (0.7%):
Abertis Infraestructuras SA	7,766	156,991
ACS, Actividades de Construccion y Servicios SA	2,683	99,524
Ferrovial SA	5,638	124,216
Gamesa Corp. Tecnologica SA	3,810	49,776
		430,507
Telecommunication Services (0.2%):
Telefonica SA	11,369	123,537

Utilities (0.9%):
Endesa SA	5,133	115,816
Gas Natural SDG SA	5,294	117,265
Iberdrola SA	17,060	132,641
Red Electrica Corp. SA	5,860	123,252
		488,974
		1,281,298
Sweden (1.1%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB, B Shares (b)	3,753	97,523

Financials (0.7%):
Nordea Bank AB	8,705	118,232
Skandinaviska Enskilda Banken AB, Class A	10,707	141,310
Swedbank AB, A Shares	4,916	136,180
		395,722
Industrials (0.2%):
Skanska AB, Class B	5,132	119,049
		612,294
Switzerland (1.1%):
Consumer Discretionary (0.2%):
Garmin Ltd.	2,035	109,829

Financials (0.6%):
Swiss Re AG	1,743	158,034
Zurich Insurance Group AG	534	163,222
		321,256
Telecommunication Services (0.3%):
Swisscom AG	359	184,109
		615,194
Taiwan (4.0%):
Energy (0.2%):
Formosa Petrochemical Corp.	28,000	96,729

Financials (1.4%):
China Development Financial Holding Corp.	598,000	179,779
CTBC Financial Holding Co. Ltd.	327,000	205,285
First Financial Holding Co. Ltd.	342,440	219,968
Mega Financial Holding Co. Ltd.	223,000	174,575
		779,607
Information Technology (1.2%):
Asustek Computer, Inc.	16,000	131,870
Compal Electronics, Inc.	225,000	160,071
Lite-On Technology Corp.	75,000	107,448
Pegatron Corp.	39,000	101,562
Quanta Computer, Inc.	48,000	110,755

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Vanguard International	63,000	$108,824
		720,530
Materials (0.5%):
Formosa Chemicals & Fibre	46,000	140,092
Nan Ya Plastics Corp.	67,000	165,350
		305,442
Telecommunication Services (0.7%):
Far EasTone Telecommunications Co. Ltd.	86,000	204,635
Taiwan Mobile Co. Ltd.	51,000	181,796
		386,431
		2,288,739
Thailand (1.8%):
Energy (0.5%):
PTT PCL	13,200	161,684
Thai Oil PCL	45,100	125,220
		286,904
Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	56,700	131,093

Real Estate (0.2%):
Land & Houses Public Co. Ltd.	451,300	134,090

Telecommunication Services (0.6%):
Advanced Info Service Public Co. Ltd.	1,700	9,744
Advanced INFO Service Public Co. Ltd.	25,900	148,457
Intouch Holdings Public Co. Ltd.	93,700	161,676
		319,877
Utilities (0.3%):
Glow Energy Public Co. Ltd.	71,300	190,940
		190,940
		1,062,904
Turkey (0.5%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	8,393	107,455

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	3,157	107,786

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	37,794	82,050
		297,291
United Arab Emirates (1.2%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	63,667	123,297
Dubai Islamic Bank PJSC	75,317	124,178
		247,475
Real Estate (0.5%):
Aldar Properties PJSC	181,475	115,379
DAMAC Properties Dubai Co. PJSC	64,389	66,729
Emaar Malls Group PJSC	195,955	124,414
		306,522
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	31,313	147,696
		701,693
United Kingdom (3.3%):
Consumer Discretionary (1.0%):
Compass Group PLC	6,610	140,227
InterContinental Hotels Group PLC	2,628	139,002
ITV PLC	46,603	109,170
Persimmon PLC	2,856	98,824
Taylor Wimpey PLC	38,568	101,070
		588,293
Consumer Staples (0.2%):
Imperial Tobacco Group PLC	2,831	120,811

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Energy (0.5%):
BP PLC	20,801	$133,231
Royal Dutch Shell PLC, Class A	5,077	153,414
		286,645
Financials (0.5%):
Legal & General Group PLC	43,247	150,714
Lloyds Banking Group PLC	146,743	133,334
		284,048
Health Care (0.2%):
AstraZeneca PLC	1,215	80,787

Materials (0.1%):
Rio Tinto PLC	1,539	71,628

Telecommunication Services (0.1%):
BT Group PLC	16,817	63,954

Utilities (0.7%):
Centrica PLC	45,807	114,792
National Grid PLC	10,384	128,593
SSE PLC	7,799	145,914
		389,299
		1,885,465
United States (41.8%):
Consumer Discretionary (7.0%):
American Eagle Outfitters, Inc.	5,986	85,600
Bob Evans Farms, Inc.	1,306	101,228
Brinker International, Inc.	3,957	126,070
Capella Education Co.	1,541	108,101
Chico’s FAS, Inc.	9,655	86,412
Coach, Inc.	1,531	61,669
Darden Restaurants, Inc.	1,293	101,862
Dick’s Sporting Goods, Inc.	2,395	64,689
Dineequity, Inc.	2,607	112,049
DSW, Inc., Class A	3,937	84,567
Entravision Communications Corp.	16,213	92,414
Ethan Allen Interiors, Inc.	2,872	93,053
GameStop Corp., Class A	4,322	89,292
General Motors Co.	2,497	100,829
Genuine Parts Co.	1,287	123,102
Harley-Davidson, Inc.	2,009	96,854
Haverty Furniture Cos., Inc.	3,719	97,252
HSN, Inc.	1,996	77,944
Kohl’s Corp.	1,093	49,895
L Brands, Inc.	1,203	50,057
Las Vegas Sands Corp.	1,509	96,817
LCI Industries	1,016	117,704
Leggett & Platt, Inc.	2,626	125,339
Macy’s, Inc.	2,007	43,793
Marcus Corp.	4,904	135,841
MDC Holdings, Inc.	3,971	131,877
Meredith Corp.	2,204	122,322
Office Depot, Inc.	13,951	63,337
Omnicom Group, Inc.	1,638	121,327
PetMed Express, Inc.	1,842	61,062
Planet Fitness, Inc., Class A	5,092	137,382
Regal Entertainment Group, Class A (b)	7,318	117,088
Sonic Corp. (b)	5,548	141,197
Sturm Ruger & Co.	2,212	114,360
Target Corp.	1,216	71,756
The Buckle, Inc. (b)	4,660	78,521
The Cheesecake Factory, Inc.	3,189	134,321
The Gap, Inc.	2,439	72,024
The Interpublic Group of Co., Inc.	3,607	74,989
VF Corp.	1,529	97,198
Viacom, Inc., Class B	2,138	59,522
World Wrestling Entertainment, Inc. (b)	6,109	143,867
		4,064,583
Consumer Staples (4.5%):
Altria Group, Inc.	1,839	116,629

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Archer-Daniels-Midland Co.	2,342	$99,558
B&G Foods, Inc. (b)	3,504	111,602
Campbell Soup Co.	2,160	101,131
Conagra Brands, Inc.	3,728	125,783
Costco Wholesale Corp.	637	104,653
Energizer Holdings, Inc.	2,857	131,565
General Mills, Inc.	2,350	121,636
John B. Sanfilippo & Son, Inc.	2,040	137,312
Kimberly-Clark Corp.	1,185	139,451
Medifast, Inc.	2,201	130,673
PepsiCo, Inc.	1,868	208,151
Philip Morris International, Inc.	1,194	132,546
SpartanNash Co.	4,234	111,651
The Coca-Cola Co.	5,065	227,976
The J.M. Smucker Co.	1,035	108,603
The Kraft Heinz Co.	1,347	104,460
The Procter & Gamble Co.	2,046	186,145
Wal-Mart Stores, Inc.	1,657	129,478
Weis Markets, Inc.	2,226	96,831
		2,625,834
Energy (1.3%):
Chevron Corp.	1,222	143,585
Exxon Mobil Corp.	2,011	164,862
Marathon Petroleum Corp.	1,703	95,504
ONEOK, Inc.	1,379	76,411
Phillips 66	1,505	137,873
Valero Energy Corp.	1,524	117,241
		735,476
Financials (8.3%):
American Financial Group, Inc.	1,374	142,140
AMERISAFE, Inc.	2,299	133,802
AmTrust Financial Services, Inc.	4,039	54,365
Arthur J. Gallagher & Co.	2,868	176,525
Artisan Partners Asset Management, Class A	4,364	142,266
Banner Corp.	2,517	154,242
BB&T Corp.	2,472	116,036
Capitol Federal Financial, Inc.	15,183	223,190
CME Group, Inc.	958	129,981
CNA Financial Corp.	2,396	120,399
Cohen & Steers, Inc.	4,929	194,646
Cullen/Frost Bankers, Inc.	960	91,123
FBL Financial Group, Inc., Class A	1,710	127,395
Federated Investors, Inc., Class B	5,994	178,022
First American Financial Corp.	2,731	136,468
Glacier Bancorp, Inc.	4,002	151,116
Moelis & Co., Class A	2,967	127,729
New York Community Bancorp, Inc.	8,733	112,568
Northwest Bancshares, Inc.	11,521	198,968
PacWest Bancorp	1,719	86,827
Park National Corp.	1,472	158,961
People’s United Financial, Inc.	6,933	125,765
Principal Financial Group, Inc.	1,912	123,018
ProAssurance Corp.	3,267	178,542
Prudential Financial, Inc.	1,072	113,975
RLI Corp.	2,643	151,602
Safety Insurance Group, Inc.	2,923	223,025
Southside Bancshares, Inc.	4,052	147,331
T. Rowe Price Group, Inc.	1,192	108,055
Valley National Bancorp	12,722	153,300
W.R. Berkley Corp.	2,393	159,709
Waddell & Reed Financial, Inc., Class A	6,158	123,591
Wells Fargo & Co.	2,205	121,606
WisdomTree Investments, Inc.	9,899	100,772
		4,787,060
Health Care (1.5%):
AbbVie, Inc.	1,857	165,013
Cardinal Health, Inc.	1,183	79,166
Meridian Bioscience, Inc.	5,322	76,105

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
National Healthcare Corp.	3,294	$206,105
Owens & Minor, Inc.	5,804	169,477
Pfizer, Inc.	5,321	189,960
		885,826
Industrials (5.9%):
Allegiant Travel Co.	912	120,110
American Railcar Industries, Inc. (b)	2,874	110,936
Applied Industrial Technologies, Inc.	2,489	163,776
Brady Corp., Class A	4,490	170,396
Cummins, Inc.	622	104,515
Emerson Electric Co.	1,912	120,150
Ennis, Inc.	6,321	124,208
Fastenal Co.	1,889	86,101
GATX Corp.	2,256	138,879
General Electric Co.	5,351	129,387
H&E Equipment Services, Inc.	2,897	84,592
Herman Miller, Inc.	3,898	139,938
Hillenbrand, Inc.	4,744	184,304
HNI Corp.	2,652	109,978
KAR Auction Services, Inc.	2,367	113,001
Knoll, Inc.	5,926	118,520
Macquarie Infrastructure Corp.	1,536	110,869
Matson, Inc.	2,806	79,073
McGrath RentCorp	2,858	125,038
Mobile Mini, Inc.	3,343	115,166
Mueller Industries, Inc.	3,463	121,032
National Presto Industries, Inc.	1,410	150,095
Nielsen Holdings PLC	2,536	105,117
Quad/Graphics, Inc.	4,632	104,730
Steelcase, Inc., Class A	7,837	120,690
The Greenbrier Cos., Inc. (b)	2,079	100,104
TransDigm Group, Inc.	285	72,860
W.W. Grainger, Inc.	459	82,505
Watsco, Inc.	833	134,171
		3,440,241
Information Technology (2.8%):
AVX Corp.	8,701	158,619
CA, Inc.	2,366	78,977
Cisco Systems, Inc.	3,789	127,424
CSG Systems International, Inc.	2,494	100,009
HP, Inc.	4,809	95,988
Intel Corp.	3,856	146,836
International Business Machines Corp.	984	142,759
ManTech International Corp., Class A	2,853	125,960
Maxim Integrated Products, Inc.	1,987	94,800
MTS Systems Corp.	2,219	118,606
NIC, Inc.	7,182	123,171
Paychex, Inc.	2,248	134,790
QUALCOMM, Inc.	1,542	79,937
Xerox Corp.	2,058	68,511
		1,596,387
Materials (2.0%):
Domtar Corp.	3,270	141,885
Futurefuel Corp.	7,721	121,528
Greif, Inc., Class A	1,785	104,494
Innophos Holdings, Inc.	2,105	103,545
International Paper Co.	1,780	101,140
Kaiser Aluminum Corp.	1,245	128,409
Kronos Worldwide, Inc.	3,564	81,366
Nucor Corp.	1,265	70,891
Rayonier Advanced Materials, Inc. (b)	4,668	63,952
Schweitzer-Mauduit International, Inc.	3,811	158,004
Tredegar Corp.	5,009	90,162
		1,165,376
Real Estate (0.2%):
HFF, Inc., Class A	2,970	117,493

See notes to Schedules of Investments.

Security Description	Shares	Fair Value(a)
Telecommunication Services (1.0%):
AT&T, Inc.	3,673	$143,872
Atn International, Inc.	1,556	82,001
CenturyLink, Inc. (b)	3,678	69,514
Cogent Communications Holdings, Inc.	2,927	143,130
Verizon Communications, Inc.	2,450	121,251
		559,768
Utilities (7.3%):
8point3 Energy Partners, LP (b)	8,948	134,488
Alliant Energy Corp.	3,850	160,045
Ameren Corp.	2,945	170,339
American States Water Co.	3,153	155,285
Avangrid, Inc.	2,999	142,213
CenterPoint Energy, Inc.	5,253	153,440
Connecticut WTR Service, Inc.	2,536	150,385
Consolidated Edison, Inc.	2,141	172,736
Dominion Resources, Inc.	1,900	146,167
DTE Energy Co.	1,690	181,438
Eversource Energy	2,947	178,117
Exelon Corp.	3,632	136,817
MDU Resources Group, Inc.	3,984	103,385
MGE Energy, Inc.	2,345	151,487
Middlesex Water Co.	3,067	120,441
NorthWestern Corp.	4,335	246,835
OGE Energy Corp.	4,568	164,585
Otter Tail Corp.	4,149	179,859
PG&E Corp.	2,336	159,058
Pinnacle West Capital Corp.	2,054	173,686
PPL Corp.	5,118	194,228
SCANA Corp.	1,608	77,972
Spark Energy, Inc. (b)	4,119	61,785
Unitil Corp.	4,032	199,423
WEC Energy Group, Inc.	2,625	164,798
Westar Energy, Inc.	2,729	135,358
Xcel Energy, Inc.	3,763	178,065
		4,192,435
		24,170,479
Total Common Stocks (Cost $45,006,072)		48,242,015

Collateral for Securities Loaned (2.1%)
United States (2.1%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (d)	1,077,073	1,077,073
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (d)	133,738	133,738
Total Collateral for Securities Loaned (Cost $1,210,811)		1,210,811
Total Investments (Cost $46,216,883) — 85.5%		49,452,826
Other assets in excess of liabilities — 14.5%		8,394,432
NET ASSETS - 100.00%		$57,847,258

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Chile, and Mexico were fair valued at September 30, 2017. See Note 1 for further information.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $581,258 and amounted to 1.0% of net assets.

(d)                                 Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

PCL—Public Company Limited

PLC—Public Liability Company

See notes to Schedules of Investments.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount at Value

S&P E-Mini Option	Put	USD	2,490.00	10/20/17	170	$(73,950)
Total (Premiums Received $170,252)						$(73,950)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Futures	122	12/15/17	$14,597,300	$10,976

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	196	10/18/17	$2,288,300	$162,368
E-Mini S&P 500 Futures	211	12/15/17	26,544,855	(542,593)
Mini MSCI EAFE Index Futures	121	12/15/17	11,969,320	(147,503)
Mini MSCI Emerging Markets Index Futures	216	12/15/17	11,764,440	38,010
Russell 2000 Mini Index Futures	169	12/15/17	12,615,005	(788,531)
				(1,278,249)
Total Net Futures Contracts				$(1,267,273)

See notes to Schedules of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory CEMP Global High Dividend Defensive Fund	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (98.1%)(a)
VictoryShares Emerging Market Volatility Wtd Index ETF	23,641	$678,497
VictoryShares International High Div Volatility Wtd Index ETF	108,810	3,884,517
VictoryShares US EQ Income Enhanced Volatility Wtd Index ETF	53,093	2,357,329
VictoryShares US Large Cap High Div Volatility Wtd Index ETF	54,550	2,360,924
VictoryShares US Small Cap High Div Volatility Wtd Index ETF	20,119	854,253
Total Affiliated Exchange-Traded Funds (Cost $8,607,624)		10,135,520

Total Investments (Cost $8,607,624) — 98.1%		10,135,520
Other assets in excess of liabilities — 1.9%		199,430
NET ASSETS - 100.00%		$10,334,950

(a)                                 Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each underlying fund annual on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC as well as each respective underlying fund’s website. Detailed information about underlying VictoryShares ETF Funds can also be found at www.vcm.com/investment-professionals/victoryshares-etfs or by calling 1-800-539-3863

ETF—Exchange-Traded Fund

See notes to Schedules of Investments.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 18 funds, 13 of which are exchange-traded funds (“ETFs”). The accompanying Schedules of Portfolio Investments are those of the following 5 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered	Investment Objectives
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund (“US 500 Enhanced Volatility Wtd Index Fund”)	Classes A, C, I and R6	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

Victory CEMP Commodity Volatility Wtd Index Strategy Fund (“Commodity Volatility Wtd Index Strategy Fund”)	Classes A, C, and I	Track performance of the CEMP Commodity Volatility Weighted Index before expenses.
Victory CEMP Long/Short Strategy Fund (“Long/Short Strategy Fund”)	Classes A, C, and I	Seeks capital appreciation.
Victory CEMP Market Neutral Income Fund (“Market Neutral Income Fund”)	Classes A, C, and I	Seeks to achieve high income.
Victory CEMP Global High Dividend Defensive Fund (“Global High Dividend Defensive Fund”)	Classes A and C	Seeks to achieve Long-term capital appreciation and dividend income.

The Schedule of Portfolio Investments of the Commodity Volatility Wtd Index Strategy Fund (the “Commodity Fund”) is consolidated and includes the account of  CEMPCSVWF Fund Ltd. a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which invests in commodity futures and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Commodity Fund wholly owns and controls the Subsidiary, and the Commodity Fund and Subsidiary are both managed by Victory Capital Management, Inc. (“VCM” or “Adviser”). The Commodity Fund may invest up to 25% of its total assets at the end of each fiscal quarter in its Subsidiary which acts as an investment vehicle in order for the Commodity Fund to indirectly invest in certain investments that are consistent with its investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Fund. The accompanying Schedule of Portfolio Investments reflects the financial positions of the Commodity Fund on a consolidated basis with its Subsidiary.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the underlying investments.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended September 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$126,587,045		$—	$—	$—	$126,587,045	$—
Investment Companies	647,302		—	—	—	647,302	—
Collateral for Securities Loaned	1,117,423		—	—	—	1,117,423	—
Futures Contracts	—		14,644	—	—	—	14,644
Total	128,351,770		14,644	—	—	128,351,770	14,644

Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—		—	11,065,396	—	11,065,396	—
Futures Contracts	—		31,760	—	—	—	31,760
Total	—		31,760	11,065,396	—	11,065,396	31,760

Long/Short Strategy Fund
Common Stocks	4,899,764		—	—	—	4,899,764	—
Collateral for Securities Loaned	14,404		—	—	—	14,404	—
Futures Contracts	—		(33,430)	—	—	—	(33,430)
Total	4,914,168		(33,430)	—	—	4,914,168	(33,430)

Market Neutral Income Fund
Common Stocks	26,703,158	(a)	—	21,538,857	—	48,242,015	—
Collateral for Securities Loaned	1,210,811		—	—	—	1,210,811	—
Written Options	—		(73,950)	—	—	—	(73,950)
Futures Contracts	—		(1,267,273)	—	—	—	(1,267,273)
Total	27,913,969		(1,341,223)	21,538,857	—	49,452,826	(1,341,223)

Global High Dividend Defensive Fund
Affiliated Exchange-Traded Funds	10,135,520		—	—	—	10,135,520	—
Total	$10,135,520		$—	$—	$—	$10,135,520	$—

^

Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

(a)	Consists of holdings: All securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Brazil, Canada, Chile and Mexico.

There were no transfers between Level 1 and Level 2 as of September 30, 2017.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Options Transactions:

The Funds may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount
US 500 Enhanced Volatility Wtd Index Fund	$1,089,944	$1,117,423	$—	$27,479
Long/Short Strategy Fund	13,792	14,404	—	612
Market Neutral Income Fund	1,499,302	1,210,811	443,153	154,662

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.

Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption is expected to have no effect on the Funds’ net assets or results of operations.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (12.4%):
Advance Auto Parts, Inc.	3,422	$339,462
Amazon.com, Inc.(a)	774	744,086
Aramark	21,830	886,516
AutoZone, Inc.(a)	849	505,248
Best Buy Co., Inc.	5,946	338,684
Burlington Stores, Inc.(a)	5,074	484,364
CarMax, Inc.(a)	7,891	598,217
Carnival Corp., Class A	13,823	892,551
Charter Communications, Inc., Class A(a)	1,443	524,415
Chipotle Mexican Grill, Inc.(a)	1,618	498,069
Coach, Inc.	10,038	404,331
Comcast Corp., Class A	20,743	798,191
D.R. Horton, Inc.	18,183	726,047
Darden Restaurants, Inc.	8,484	668,370
Discovery Communications, Inc., Class A(a)	24,266	516,623
DISH Network Corp.(a)	9,339	506,454
Dollar General Corp.	6,852	555,355
Dollar Tree, Inc.(a)	6,633	575,877
Domino’s Pizza, Inc.	2,782	552,366
General Motors Co.	16,380	661,424
Gentex Corp.	29,700	588,060
Genuine Parts Co.	8,441	807,382
Hanesbrands, Inc.	15,165	373,666
Harley-Davidson, Inc.(b)	13,179	635,360
Hasbro, Inc.	5,101	498,215
Hyatt Hotels Corp., Class A(a)	11,533	712,624
Kohl’s Corp.	7,171	327,356
L Brands, Inc.	7,889	328,261
Las Vegas Sands Corp.	9,898	635,056
Lear Corp.	3,695	639,530
Leggett & Platt, Inc.	17,227	822,245
Lennar Corp., Class A	13,537	714,754
LKQ Corp.(a)	20,779	747,836
Lowe’s Co., Inc.	7,653	611,781
Macy’s, Inc.	13,155	287,042
Marriott International, Inc., Class A	7,063	778,766
McDonald’s Corp.	6,344	993,978
MGM Resorts International	14,640	477,118
Mohawk Industries, Inc.(a)	3,622	896,480
Netflix, Inc.(a)	2,501	453,556
Newell Brands, Inc.	11,689	498,770
Nike, Inc., Class B	10,386	538,514
Norwegian Cruise Line Holdings Ltd.(a)	9,007	486,828
NVR, Inc.(a)	203	579,565
Omnicom Group, Inc.	10,747	796,030
O’Reilly Automotive, Inc.(a)	1,861	400,804
PulteGroup, Inc.	26,561	725,912
PVH Corp.	3,881	489,239
Ross Stores, Inc.	9,769	630,784
Royal Caribbean Cruises Ltd.	5,051	598,746
Scripps Networks Interactive, Inc., Class A	5,804	498,506
Service Corp. International	23,613	814,649

See notes to schedules of investments.

Security Description	Shares	Value
Servicemaster Global Holdings, Inc.(a)	12,562	$587,022
Sirius XM Holdings, Inc.(b)	105,164	580,505
Starbucks Corp.	12,491	670,892
Target Corp.	7,978	470,782
The Gap, Inc.	15,994	472,303
The Goodyear Tire & Rubber Co.	17,070	567,578
The Home Depot, Inc.	6,112	999,679
The Interpublic Group of Co., Inc.	23,656	491,808
The Priceline Group, Inc.(a)	377	690,219
The TJX Co., Inc.	10,375	764,949
The Walt Disney Co.	9,406	927,149
Thor Industries, Inc.	4,009	504,773
Tiffany & Co.	6,012	551,781
Toll Brothers, Inc.	16,125	668,704
Tractor Supply Co.	8,000	506,320
TripAdvisor, Inc.(a)(b)	8,506	344,748
Twenty-First Century Fox, Inc.	24,368	642,828
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	2,214	500,497
VF Corp.	10,031	637,670
Viacom, Inc., Class B	14,026	390,484
Whirlpool Corp.	3,439	634,289
Wyndham Worldwide Corp.	6,660	702,031
Yum! Brands, Inc.	14,779	1,087,881
		45,558,955
Consumer Staples (8.7%):
Altria Group, Inc.	12,054	764,465
Archer-Daniels-Midland Co.	15,361	652,996
Blue Buffalo Pet Products, Inc.(a)(b)	21,247	602,352
Brown-Forman Corp., Class B	11,684	634,441
Bunge Ltd.	5,335	370,569
Campbell Soup Co.	14,167	663,299
Church & Dwight Co., Inc.	19,288	934,504
Colgate-Palmolive Co.	11,375	828,669
Conagra Brands, Inc.	24,453	825,044
Constellation Brands, Inc., Class A	3,230	644,224
Costco Wholesale Corp.	4,177	686,239
CVS Health Corp.	9,147	743,834
Dr Pepper Snapple Group, Inc.	10,578	935,836
General Mills, Inc.	15,417	797,984
Herbalife Ltd.(a)	6,074	411,999
Hormel Foods Corp.	21,293	684,357
Ingredion, Inc.	6,162	743,384
Kimberly-Clark Corp.	7,772	914,609
Lamb Weston Holdings, Inc.	17,363	814,151
McCormick & Co., Inc.	8,172	838,774
Molson Coors Brewing Co., Class B	8,379	684,062
Mondelez International, Inc., Class A	18,510	752,617
Monster Beverage Corp.(a)	9,921	548,135
National Beverage Corp.	3,040	377,112
PepsiCo, Inc.	12,253	1,365,352
Philip Morris International, Inc.	7,827	868,875
Pilgrim’s Pride Corp.(a)	17,689	502,544
Pinnacle Foods, Inc.	11,659	666,545
Spectrum Brands Holdings, Inc.	6,045	640,286

See notes to schedules of investments.

Security Description	Shares	Value
Sysco Corp.	16,316	$880,249
The Clorox Co.	7,292	961,888
The Coca-Cola Co.	33,216	1,495,051
The Estee Lauder Cos., Inc., Class A	6,812	734,606
The Hershey Co.	11,047	1,206,001
The J.M. Smucker Co.	6,794	712,894
The Kraft Heinz Co.	8,830	684,767
The Kroger Co.	15,945	319,857
The Procter & Gamble Co.	13,418	1,220,769
Tyson Foods, Inc., Class A	9,871	695,412
US Foods Holding Corp.(a)	28,940	772,698
Walgreens Boots Alliance, Inc.	10,693	825,713
Wal-Mart Stores, Inc.	10,871	849,460
		32,256,623
Energy (1.9%):
Andeavor	5,939	612,608
Cheniere Energy Partners LP Holdings, LLC	30,088	754,607
Chevron Corp.	8,018	942,115
Devon Energy Corp.	12,491	458,545
Exxon Mobil Corp.	13,190	1,081,315
Marathon Petroleum Corp.	11,171	626,470
Newfield Exploration Co.(a)	13,211	391,970
ONEOK, Inc.	9,046	501,239
Phillips 66	9,873	904,466
Valero Energy Corp.	9,996	768,992
		7,042,327
Financials (18.6%):
Affiliated Managers Group, Inc.	3,599	683,198
Aflac, Inc.	13,352	1,086,719
Alleghany Corp.(a)	1,714	949,573
Ally Financial, Inc.	22,716	551,090
American Express Co.	10,996	994,699
American Financial Group, Inc.	9,011	932,188
Ameriprise Financial, Inc.	4,586	681,067
Arthur J. Gallagher & Co.	18,811	1,157,817
Assurant, Inc.	7,491	715,540
Athene Holding Ltd., Class A(a)	12,530	674,616
Bank of America Corp.	24,387	617,967
Bank of The Ozarks, Inc.	9,972	479,155
BB&T Corp.	16,216	761,179
Berkshire Hathaway, Inc., Class B(a)	6,772	1,241,443
BlackRock, Inc., Class A	2,153	962,584
BOK Financial Corp.	7,959	708,988
Brown & Brown, Inc.	22,861	1,101,672
Capital One Financial Corp.	7,465	631,987
CBOE Holdings, Inc.	8,725	939,072
Cincinnati Financial Corp.	10,488	803,066
Citigroup, Inc.	10,583	769,807
Citizens Financial Group, Inc.	15,149	573,693
CME Group, Inc.	6,283	852,477
CNA Financial Corp.	15,711	789,478
Comerica, Inc.	8,549	651,947
Commerce Bank, Inc.	12,230	706,527

See notes to schedules of investments.

Security Description	Shares	Value
Credit Acceptance Corp.(a)(b)	1,718	$481,332
Cullen/Frost Bankers, Inc.	6,295	597,521
Discover Financial Services	12,805	825,666
E*TRADE Financial Corp.(a)	12,283	535,662
East West Bancorp, Inc.	9,034	540,053
Eaton Vance Corp.	15,173	749,091
Erie Indemnity Co., Class A	6,233	751,513
FactSet Research Systems, Inc.	5,179	932,790
Fifth Third Bancorp	22,098	618,302
First American Financial Corp.	17,906	894,763
First Republic Bank	8,078	843,828
Franklin Resources, Inc.	17,643	785,290
Huntington Bancshares, Inc.	43,866	612,369
Interactive Brokers Group, Inc., Class A	17,283	778,426
Intercontinental Exchange, Inc.	12,703	872,696
Invesco Ltd.	18,036	631,981
JPMorgan Chase & Co.	8,748	835,521
KeyCorp	32,756	616,468
Leucadia National Corp.	29,107	734,952
Lincoln National Corp.	8,934	656,470
Loews Corp.	25,061	1,199,419
M&T Bank Corp.	5,012	807,132
Markel Corp.(a)	954	1,018,853
MarketAxess Holdings, Inc.	2,909	536,740
Marsh & McLennan Co., Inc.	13,742	1,151,717
Morgan Stanley	12,569	605,449
MSCI, Inc.	5,943	694,737
New York Community Bancorp, Inc.	57,279	738,326
Northern Trust Corp.	7,511	690,486
PacWest Bancorp	11,276	569,551
People’s United Financial, Inc.	45,473	824,880
Principal Financial Group, Inc.	12,543	807,017
Prudential Financial, Inc.	7,027	747,111
Raymond James Financial, Inc.	8,068	680,374
Regions Financial Corp.	39,333	599,042
Reinsurance Group of America, Inc.	6,492	905,829
S&P Global, Inc.	5,987	935,828
Santander Consumer USA Holdings, Inc.(a)	30,733	472,366
SEI Investments Co.	14,799	903,627
Signature Bank(a)	4,793	613,696
State Street Corp.	7,818	746,932
SunTrust Banks, Inc.	11,616	694,288
SVB Financial Group(a)	2,623	490,737
Synchrony Financial	14,238	442,090
Synovus Financial Corp.	14,906	686,570
T. Rowe Price Group, Inc.	7,818	708,702
TD Ameritrade Holding Corp.	10,472	511,034
The Allstate Corp.	12,799	1,176,356
The Bank of New York Mellon Corp.	16,695	885,169
The Charles Schwab Corp.	14,051	614,591
The Goldman Sachs Group, Inc.	2,892	685,953
The PNC Financial Services Group, Inc.	5,642	760,372
The Progressive Corp.	22,080	1,069,114
The Travelers Co., Inc.	10,156	1,244,314
Torchmark Corp.	15,082	1,207,917

See notes to schedules of investments.

Security Description	Shares	Value
U.S. Bancorp	18,007	$964,996
Unum Group	15,790	807,343
W.R. Berkley Corp.	15,691	1,047,217
Wells Fargo & Co.	14,466	797,800
Western Alliance BanCorp(a)	10,914	579,315
Zions BanCorp	13,403	632,354
		67,567,587
Health Care (10.1%):
AbbVie, Inc.	12,179	1,082,226
ABIOMED, Inc.(a)	3,506	591,112
Agilent Technologies, Inc.	11,303	725,653
Alexion Pharmaceuticals, Inc.(a)	2,680	375,977
Align Technology, Inc.(a)	2,425	451,705
AmerisourceBergen Corp.	6,323	523,228
Amgen, Inc.	3,809	710,188
Anthem, Inc.	4,002	759,900
Baxter International, Inc.	15,467	970,554
Biogen, Inc.(a)	1,756	549,839
Boston Scientific Corp.(a)	28,298	825,453
Bristol-Myers Squibb Co.	8,518	542,937
Cardinal Health, Inc.	7,757	519,098
Catalent, Inc.(a)	10,654	425,308
Celgene Corp.(a)	4,567	665,960
Centene Corp.(a)	6,018	582,362
Cerner Corp.(a)	9,154	652,863
Charles River Laboratories International, Inc.(a)	6,768	731,079
Cigna Corp.	4,661	871,327
Danaher Corp.	11,601	995,133
DaVita, Inc.(a)	10,078	598,532
Edwards Lifesciences Corp.(a)	4,842	529,279
Express Scripts Holding Co.(a)	9,319	590,079
Gilead Sciences, Inc.	7,090	574,432
HCA Holdings, Inc.(a)	8,935	711,137
Henry Schein, Inc.(a)	9,710	796,123
Hologic, Inc.(a)	16,482	604,725
IDEXX Laboratories, Inc.(a)	3,239	503,632
Illumina, Inc.(a)	1,905	379,476
INC Research Holdings, Inc., Class A(a)	5,121	267,828
Intuitive Surgical, Inc.(a)	701	733,162
Johnson & Johnson	9,034	1,174,510
Laboratory Corp. of America Holdings(a)	5,057	763,455
McKesson Corp.	3,553	545,776
Mettler-Toledo International, Inc.(a)	1,255	785,831
PerkinElmer, Inc.	11,075	763,843
Pfizer, Inc.	34,902	1,246,002
Quest Diagnostics, Inc.	9,626	901,379
Regeneron Pharmaceuticals, Inc.(a)	844	377,369
ResMed, Inc.	7,568	582,433
Stryker Corp.	6,769	961,333
Teleflex, Inc.	3,055	739,218
The Cooper Co., Inc.	3,139	744,288
Thermo Fisher Scientific, Inc.	4,345	822,074
UnitedHealth Group, Inc.	5,175	1,013,525
Universal Health Services, Inc., Class B	5,732	635,908

See notes to schedules of investments.

Security Description	Shares	Value
Varian Medical Systems, Inc.(a)	7,227	$723,134
Veeva Systems, Inc.(a)	6,459	364,352
Waters Corp.(a)	3,985	715,387
WellCare Health Plans, Inc.(a)	3,907	670,988
West Pharmaceutical Services, Inc.	6,961	670,066
Zimmer Biomet Holdings, Inc.	6,131	717,879
Zoetis, Inc.	13,250	844,820
		36,603,877
Industrials (18.6%):
3M Co.	5,704	1,197,270
A.O. Smith Corp.	14,326	851,394
Acuity Brands, Inc.	1,866	319,608
Aecom(a)	12,998	478,456
Alaska Air Group, Inc.	7,411	565,236
Allison Transmission Holdings, Inc.	18,577	697,195
AMERCO, Inc.	1,360	509,864
American Airlines Group, Inc.	9,879	469,154
AMETEK, Inc.	14,328	946,221
BWX Technologies, Inc.	13,857	776,269
C.H. Robinson Worldwide, Inc.	9,316	708,948
Cintas Corp.	5,246	756,893
Copart, Inc.(a)	24,457	840,587
CSX Corp.	7,439	403,640
Cummins, Inc.	4,079	685,394
Deere & Co.	6,120	768,611
Delta Air Lines, Inc.	11,503	554,675
Donaldson Co., Inc.	15,326	704,076
Dover Corp.	8,241	753,145
Eaton Corp. PLC	11,122	854,058
Emerson Electric Co.	12,546	788,391
Equifax, Inc.	6,636	703,350
Expeditors International of Washington, Inc.	14,944	894,547
Fastenal Co.	12,389	564,691
FedEx Corp.	3,558	802,614
Fortive Corp.	14,999	1,061,779
Fortune Brands Home & Security, Inc.	14,700	988,282
General Dynamics Corp.	4,577	940,940
General Electric Co.	35,096	848,621
HD Supply Holdings, Inc.(a)	11,746	423,678
HEICO Corp.	7,656	687,585
Honeywell International, Inc.	9,237	1,309,252
Hubbell, Inc.	6,934	804,483
Huntington Ingalls Industries, Inc.	3,138	710,569
IDEX Corp.	6,398	777,165
Illinois Tool Works, Inc.	6,664	986,005
Ingersoll-Rand PLC	9,654	860,847
J.B. Hunt Transport Services, Inc.	6,980	775,338
Jacobs Engineering Group, Inc.	10,985	640,096
JetBlue Airways Corp.(a)	25,947	480,798
Kansas City Southern	6,042	656,645
KAR Auction Services, Inc.	15,523	741,068
L3 Technologies, Inc.	4,520	851,704
Lennox International, Inc.	4,559	815,924
Lincoln Electric Holdings, Inc.	7,025	644,052

See notes to schedules of investments.

Security Description	Shares	Value
Lockheed Martin Corp.	3,809	$1,181,895
Macquarie Infrastructure Corp.	10,070	726,853
ManpowerGroup, Inc.	5,336	628,688
Masco Corp.	20,125	785,076
Nielsen Holdings PLC	16,636	689,562
Nordson Corp.	4,823	571,526
Norfolk Southern Corp.	5,145	680,375
Northrop Grumman Corp.	4,514	1,298,767
Old Dominion Freight Line, Inc.	6,516	717,477
Orbital ATK, Inc.	7,021	934,916
Oshkosh Corp.	6,801	561,355
Owens Corning, Inc.	8,767	678,127
PACCAR, Inc.	10,064	728,030
Parker-Hannifin Corp.	4,429	775,164
Quanta Services, Inc.(a)	15,399	575,461
Raytheon Co.	5,729	1,068,917
Republic Services, Inc., Class A	20,997	1,387,062
Robert Half International, Inc.	12,307	619,534
Rockwell Automation, Inc.	4,342	773,788
Rockwell Collins, Inc.	4,632	605,449
Rollins, Inc.	18,177	838,687
Roper Technologies, Inc.	4,284	1,042,726
Sensata Technologies Holding NV(a)	13,077	628,611
Snap-on, Inc.	4,195	625,097
Southwest Airlines Co.	9,979	558,624
Stanley Black & Decker, Inc.	6,552	989,155
Teledyne Technologies, Inc.(a)	4,138	658,687
Textron, Inc.	13,770	741,928
The Boeing Co.	2,947	749,157
The Middleby Corp.(a)	4,836	619,830
Toro Co.	10,999	682,598
TransDigm Group, Inc.	1,869	477,810
TransUnion(a)	14,208	671,470
Union Pacific Corp.	7,575	878,472
United Continental Holdings, Inc.(a)	7,544	459,279
United Rentals, Inc.(a)	3,163	438,835
United Technologies Corp.	10,527	1,221,973
Verisk Analytics, Inc., Class A(a)	9,935	826,492
W.W. Grainger, Inc.	3,004	539,969
WABCO Holdings, Inc.(a)	5,181	766,788
Wabtec Corp.	7,632	578,124
Waste Management, Inc.	18,891	1,478,598
Watsco, Inc.	5,464	880,086
XPO Logistics, Inc.(a)	6,680	452,770
Xylem, Inc.	11,771	737,218
		68,130,124
Information Technology (16.1%):
Activision Blizzard, Inc.	6,572	423,960
Adobe Systems, Inc.(a)	5,572	831,231
Akamai Technologies, Inc.(a)	7,418	361,405
Alliance Data Systems Corp.	2,328	515,768
Alphabet, Inc., Class A(a)	890	866,611
Amdocs Ltd.	18,793	1,208,766
Amphenol Corp., Class A	13,723	1,161,515

See notes to schedules of investments.

Security Description	Shares	Value
Analog Devices, Inc.	7,079	$609,997
ANSYS, Inc.(a)	6,066	744,480
Apple, Inc.	4,525	697,392
Applied Materials, Inc.	11,742	611,641
Arista Networks, Inc.(a)	1,832	347,366
Arrow Electronics, Inc.(a)	8,506	683,967
Automatic Data Processing, Inc.	5,402	590,547
Black Knight Financial Services, Inc., Class A(a)(b)	14,892	641,101
Broadridge Financial Solutions, Inc.	11,516	930,723
CA, Inc.	15,517	517,957
Cadence Design Systems, Inc.(a)	15,820	624,415
CDK Global, Inc.	13,775	869,065
CDW Corp. of Delaware	11,454	755,964
Cisco Systems, Inc.	24,857	835,941
Citrix Systems, Inc.(a)	6,995	537,356
Cognex Corp.	4,138	456,339
Cognizant Technology Solutions Corp., Class A	10,479	760,147
Coherent, Inc.(a)	1,098	258,217
CommScope Holding Co., Inc.(a)	12,445	413,298
Corning, Inc.	23,098	691,092
Costar Group, Inc.(a)	2,513	674,112
CSRA, Inc.	19,372	625,134
Dolby Laboratories, Inc., Class A	13,593	781,869
eBay, Inc.(a)	17,938	689,895
Echostar Holding Corp.(a)	10,699	612,304
Euronet Worldwide, Inc.(a)	8,504	806,094
F5 Networks, Inc.(a)	4,789	577,362
Facebook, Inc., Class A(a)	4,755	812,487
Fidelity National Information Services, Inc.	11,756	1,097,894
First Data Corp., Class A(a)	31,714	572,121
Fiserv, Inc.(a)	8,418	1,085,585
FleetCor Technologies, Inc.(a)	3,157	488,609
FLIR Systems, Inc.	16,927	658,630
Fortinet, Inc.(a)	13,051	467,748
Genpact Ltd.	31,112	894,470
Global Payments, Inc.	6,894	655,137
Harris Corp.	7,808	1,028,157
HP, Inc.	31,535	629,439
Intel Corp.	25,289	963,006
InterActive Corp.(a)	3,953	464,794
International Business Machines Corp.	6,451	935,911
IPG Photonics Corp.(a)	2,679	495,776
Jack Henry & Associates, Inc.	10,129	1,041,160
Juniper Networks, Inc.	23,669	658,708
KLA-Tencor Corp.	5,708	605,048
Lam Research Corp.	3,089	571,589
Leidos Holdings, Inc.	11,301	669,245
Mastercard, Inc., Class A	7,656	1,081,027
Match Group, Inc.(a)(b)	18,913	438,592
Maxim Integrated Products, Inc.	13,039	622,091
Microchip Technology, Inc.	6,721	603,411
Microsemi Corp.(a)	10,042	516,962
Microsoft Corp.	13,223	984,980
Motorola Solutions, Inc.	9,232	783,520
National Instruments Corp.	19,749	832,815

See notes to schedules of investments.

Security Description	Shares	Value
NetApp, Inc.	15,118	$661,564
Nvidia Corp.	1,716	306,769
ON Semiconductor Corp.(a)	24,747	457,077
Oracle Corp.	15,460	747,491
Paychex, Inc.	14,738	883,690
PayPal Holdings, Inc.(a)	10,766	689,347
QUALCOMM, Inc.	10,110	524,102
Red Hat, Inc.(a)	5,624	623,477
Seagate Technology PLC	9,004	298,663
Skyworks Solutions, Inc.	4,449	453,353
SS&C Technologies Holdings, Inc.	17,518	703,348
Synopsys, Inc.(a)	10,502	845,726
Teradyne, Inc.	14,190	529,145
Texas Instruments, Inc.	9,133	818,682
The Ultimate Software Group, Inc.(a)	2,496	473,242
Total System Services, Inc.	10,885	712,968
Trimble Navigation Ltd.(a)	16,557	649,862
Tyler Technologies, Inc.(a)	3,697	644,461
Vantiv, Inc.(a)	10,149	715,200
VeriSign, Inc.(a)	9,335	993,151
Visa, Inc., Class A	10,234	1,077,026
VMware, Inc., Class A(a)(b)	6,256	683,093
Xerox Corp.	13,504	449,548
Xilinx, Inc.	8,893	629,891
		58,942,819
Materials (4.6%):
Air Products & Chemicals, Inc.	6,043	913,822
Albemarle Corp.	4,496	612,850
AptarGroup, Inc.	10,948	944,922
Avery Dennison Corp.	8,610	846,707
Berry Global Group, Inc.(a)	13,236	749,819
Celanese Corp., Series A	7,054	735,521
Crown Holdings, Inc.(a)	17,274	1,031,604
Eastman Chemical Co.	9,169	829,703
Ecolab, Inc.	9,086	1,168,550
Freeport-McMoRan, Inc.(a)	20,074	281,839
Huntsman Corp.	17,423	477,739
International Flavors & Fragrances, Inc.	5,523	789,292
International Paper Co.	11,676	663,430
LyondellBasell Industries NV, Class A	6,941	687,506
Martin Marietta Materials, Inc.	2,294	473,092
Nucor Corp.	8,297	464,964
Packaging Corp. of America	6,066	695,649
Praxair, Inc.	7,180	1,003,333
Reliance Steel & Aluminum Co.	7,252	552,384
Royal Gold, Inc.	5,299	455,926
Steel Dynamics, Inc.	10,748	370,484
The Sherwin-Williams Co.	2,207	790,194
Vulcan Materials Co.	4,302	514,519
Westlake Chemical Corp.	6,223	517,069
		16,570,918
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	16,342	619,035

See notes to schedules of investments.

Security Description	Shares	Value
Jones Lang LaSalle, Inc.	4,278	$528,333
		1,147,368
Telecommunication Services (1.0%):
AT&T, Inc.	24,092	943,684
CenturyLink, Inc.(b)	24,120	455,868
T-Mobile US, Inc.(a)	9,596	591,689
Verizon Communications, Inc.	16,067	795,156
Zayo Group Holdings, Inc.(a)	16,696	574,676
		3,361,073
Utilities (7.4%):
Alliant Energy Corp.	25,244	1,049,393
Ameren Corp.	19,311	1,116,948
American Water Works Co., Inc.	12,099	978,930
Aqua America, Inc.	28,452	944,322
Atmos Energy Corp.	12,456	1,044,311
Avangrid, Inc.	19,668	932,657
CenterPoint Energy, Inc.	34,453	1,006,372
CMS Energy Corp.	25,946	1,201,819
Consolidated Edison, Inc.	14,044	1,133,070
Dominion Resources, Inc.	12,456	958,240
DTE Energy Co.	11,080	1,189,549
Edison International	14,619	1,128,148
Eversource Energy	19,325	1,168,003
Exelon Corp.	23,821	897,337
MDU Resources Group, Inc.	26,126	677,970
NextEra Energy, Inc.	8,217	1,204,201
OGE Energy Corp.	29,963	1,079,567
PG&E Corp.	15,322	1,043,275
Pinnacle West Capital Corp.	13,472	1,139,192
PPL Corp.	33,570	1,273,982
SCANA Corp.	10,547	511,424
Sempra Energy	9,579	1,093,251
Vectren Corp.	12,937	850,866
WEC Energy Group, Inc.	17,220	1,081,072
Westar Energy, Inc.	17,895	887,592
Xcel Energy, Inc.	24,680	1,167,858
		26,759,349
Total Common Stocks (Cost $338,479,216)		363,941,020

Collateral for Securities Loaned (1.0%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	3,333,418	3,333,418
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	413,903	413,903
Total Collateral for Securities Loaned (Cost $3,747,321)		3,747,321
Total Investments (Cost $342,226,537) — 100.7%		367,688,341
Liabilities in excess of other assets — (0.7)%		(2,686,618)
NET ASSETS - 100.00%		$365,001,723

See notes to schedules of investments.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	7	12/15/17	$880,635	$7,569

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Banks (16.0%):
1st Source Corp.	3,299	$167,589
Ameris Bancorp	2,989	143,472
Banc of California, Inc.	4,703	97,587
BancFirst Corp.	2,790	158,333
BancorpSouth, Inc.	4,963	159,064
Banner Corp.	2,729	167,233
Berkshire Hills Bancorp, Inc.	5,296	205,219
Boston Private Financial Holdings, Inc.	8,731	144,498
Brookline BanCorp, Inc.	9,825	152,288
Capital Bank Financial Corp., Class A	4,738	194,494
Cathay General Bancorp	4,053	162,931
Centerstate Banks, Inc.	6,602	176,934
Central Pacific Financial Corp.	4,300	138,374
City Holding Co.	2,348	168,845
Columbia Banking System, Inc.	4,003	168,566
Community Bank System, Inc.	2,849	157,407
Customers BanCorp, Inc.(a)	5,232	170,668
CVB Financial Corp.	6,893	166,604
Eagle Bancorp, Inc.(a)	2,506	168,027
Enterprise Financial Services Corp.	3,681	155,890
FB Financial Corp.(a)	2,915	109,954
Fcb Financial Holdings, Inc.(a)	3,736	180,449
First Busey Corp.	5,643	176,964
First Commonwealth Financial Corp.	11,172	157,860
First Financial Bancorp	4,915	128,527
First Financial Bankshares, Inc.(b)	3,390	153,228
First Interstate BancSystem, Inc., Class A	4,086	156,290
First Merchants Corp.	4,019	172,536
First Midwest Bancorp, Inc.	7,463	174,783
Glacier Bancorp, Inc.	4,340	163,878
Great Western BanCorp, Inc.	3,678	151,828
Hanmi Financial Corp.	4,985	154,286
Heartland Financial USA, Inc.	3,237	159,908
Hilltop Holdings, Inc.	6,112	158,912
Hope Bancorp, Inc.	8,323	147,400
Independent Bank Corp.	1,910	142,582
Independent Bank Group, Inc.	2,030	122,409
International Bancshares Corp.	3,598	144,280
Lakeland BanCorp, Inc.	7,235	147,594
Lakeland Financial Corp.	3,323	161,897
LegacyTexas Financial Group, Inc.	3,242	129,421
Live Oak Bancshares, Inc.	5,322	124,801
Mainsource Financial Group, Inc.	4,491	161,047
National Bank Holdings Corp.	4,877	174,060
NBT Bancorp, Inc.	4,547	166,966
Old National Bancorp	9,407	172,148
Pacific Premier Bancorp, Inc.(a)	3,375	127,406
Park National Corp.	1,596	172,352
Renasant Corp.	4,047	173,616
S&T Bancorp, Inc.	3,745	148,227
Sandy Spring BanCorp	4,064	168,412
Seacoast Banking Corp. of Florida(a)	6,027	143,985
ServisFirst Bancshares, Inc.	3,758	145,998

See notes to schedules of investments.

Security Description	Shares	Value
Simmons First National Corp., Class A	2,799	$162,062
South State Corp.	2,019	181,810
Southside Bancshares, Inc.	4,394	159,766
State Bank Financial Corp.	5,651	161,901
TCF Financial Corp.	8,789	149,765
Tompkins Financial Corp.	1,783	153,588
Towne Bank	4,919	164,787
Trico Bancshares	4,306	175,470
Trustmark Corp.	5,345	177,026
Union Bankshares Corp.	4,181	147,589
United Community Banks, Inc.	5,430	154,972
Valley National Bancorp	13,798	166,266
Washington Trust BanCorp, Inc.	2,767	158,411
WesBanco, Inc.	3,833	157,230
Westamerica BanCorp	3,011	179,275
		10,747,945
Capital Markets (2.1%):
Artisan Partners Asset Management, Class A	4,734	154,328
Cohen & Steers, Inc.	5,346	211,113
Evercore Partners, Inc., Class A	2,226	178,637
Federated Investors, Inc., Class B	6,500	193,050
Financial Engines, Inc.	3,662	127,255
Houlihan Lokey, Inc.	4,113	160,942
Moelis & Co., Class A	3,218	138,535
Waddell & Reed Financial, Inc., Class A	6,679	134,048
WisdomTree Investments, Inc.	10,736	109,292
		1,407,200
Consumer Discretionary (15.3%):
Adtalem Global Education, Inc.	3,707	132,896
American Axle & Manufacturing Holdings, Inc.(a)	6,665	117,171
American Eagle Outfitters, Inc.	6,492	92,836
American Outdoor Brands Corp.(a)	6,621	100,970
Asbury Automotive Group, Inc.(a)	2,097	128,126
Big Lots, Inc.	2,809	150,478
BJ’s Restaurants, Inc.(a)	4,248	129,352
Bob Evans Farms, Inc.	1,417	109,832
Bojangles’, Inc.(a)	7,390	99,765
Boyd Gaming Corp.	5,289	137,778
Brinker International, Inc.	4,291	136,711
Buffalo Wild Wings, Inc.(a)	1,127	119,124
Capella Education Co.	1,672	117,291
Cavco Industries, Inc.(a)	852	125,713
Century Communities, Inc.(a)	5,900	145,730
Chico’s FAS, Inc.	10,471	93,715
Cooper Tire & Rubber Co.(b)	3,476	130,002
Cooper-Standard Holding(a)	1,325	153,660
Core-Mark Holding Co., Inc.	3,057	98,252
Dave & Buster’s Entertainment, Inc.(a)	2,959	155,288
Del Taco Restaurants, Inc.(a)	9,316	142,907
Denny’s Corp.(a)	12,243	152,425
Dick’s Sporting Goods, Inc.	2,598	70,172
Dineequity, Inc.	2,827	121,504
Dorman Products, Inc.(a)	1,814	129,919
DSW, Inc., Class A	4,270	91,720

See notes to schedules of investments.

Security Description	Shares	Value
Duluth Holdings, Inc.(a)(b)	3,852	$78,157
Entravision Communications Corp.	17,583	100,223
Ethan Allen Interiors, Inc.	3,115	100,926
Five Below, Inc.(a)	2,227	122,218
Fox Factory Holding Corp.(a)	3,087	133,050
GameStop Corp., Class A	4,688	96,854
Gentherm, Inc.(a)	3,348	124,378
Group 1 Automotive, Inc.	1,606	116,371
Haverty Furniture Cos., Inc.	4,033	105,463
Helen of Troy Ltd.(a)	1,577	152,811
HSN, Inc.	2,165	84,543
Installed Building Products, Inc.(a)	1,986	128,693
International Speedway Corp., Class A	4,940	177,841
iRobot Corp.(a)	771	59,413
Jack in the Box, Inc.	1,750	178,361
KB Home	6,657	160,567
La-Z-Boy, Inc.	3,162	85,058
LCI Industries	1,103	127,783
Lgi Homes, Inc.(a)(b)	2,030	98,597
Lithia Motors, Inc.	883	106,234
M/I Homes, Inc.(a)	6,044	161,556
Malibu Boats, Inc., Class A(a)	4,056	128,332
Marcus Corp.	5,319	147,336
MDC Holdings, Inc.	4,306	143,002
Meredith Corp.	2,389	132,590
Meritage Homes Corp.(a)	3,330	147,852
Monro Muffler Brake, Inc.	2,175	121,909
Motorcar Parts of America, Inc.(a)	4,011	118,164
MSG Networks, Inc., Class A(a)	6,103	129,384
Nautilus, Inc.(a)	4,729	79,920
Nexstar Broadcasting Group, Inc., Class A(b)	1,886	117,498
Nutrisystem, Inc.	1,493	83,459
Office Depot, Inc.	15,129	68,686
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,737	126,997
Papa John’s International, Inc.	1,903	139,052
Penn National Gaming, Inc.(a)	4,883	114,213
PetMed Express, Inc.	1,998	66,234
Planet Fitness, Inc., Class A	5,522	148,984
Regal Entertainment Group, Class A	7,936	126,976
Ruth’s Hospitality Group, Inc.	7,776	162,907
Sally Beauty Holdings, Inc.(a)	5,840	114,347
Shake Shack, Inc., Class A(a)(b)	3,688	122,552
Sonic Corp.(b)	6,017	153,133
Standard Motor Products, Inc.	3,595	173,458
Steven Madden Ltd.(a)	3,667	158,781
Strayer Education, Inc.	1,485	129,596
Sturm Ruger & Co.	2,398	123,977
Taylor Morrison Home Corp., Class A(a)	6,972	153,733
The Buckle, Inc.(b)	5,055	85,177
The Cheesecake Factory, Inc.	3,460	145,735
The Children’s Place, Inc.(b)	807	95,347
The Tile Shop Holdings, Inc.	4,306	54,686
TRI Pointe Group, Inc.(a)	11,942	164,918
Unifi, Inc.(a)	3,838	136,748
Universal Electronics, Inc.(a)	1,887	119,636

See notes to schedules of investments.

Security Description	Shares	Value
Urban Outfitters, Inc.(a)	3,547	$84,773
Wingstop, Inc.(b)	3,867	128,578
Winnebago Industries, Inc.	2,397	107,266
World Wrestling Entertainment, Inc.(b)	6,625	156,018
		10,394,388
Consumer Finance (0.2%):
Nelnet, Inc., Class A	2,538	128,169

Consumer Staples (4.3%):
Amplify Snack Brands, Inc.(a)(b)	9,018	63,938
B&G Foods, Inc.(b)	3,801	121,062
Calavo Growers, Inc.(b)	1,837	134,468
Darling Ingredients, Inc.(a)	6,773	118,663
Energizer Holdings, Inc.	3,097	142,617
Farmer Brothers Co.(a)	3,387	111,263
Fresh Del Monte Produce, Inc.	2,502	113,741
Inter Parfums, Inc.	3,888	160,380
J&J Snack Foods Corp.	1,631	214,150
John B. Sanfilippo & Son, Inc.	2,214	149,024
Medifast, Inc.	2,387	141,716
Mgp Ingredients, Inc.(b)	1,791	108,588
Performance Food Group Co.(a)	5,247	148,228
PriceSmart, Inc.	1,706	152,261
SpartanNash Co.	4,592	121,091
Sprouts Farmers Markets, Inc.(a)	4,790	89,908
The Boston Beer Co., Inc.(a)	786	122,774
Tootsie Roll Industries, Inc.(b)	5,035	191,330
United Natural Foods, Inc.(a)	3,249	135,126
USANA Health Sciences, Inc.(a)	1,820	105,014
WD-40 Co.	1,574	176,130
Weis Markets, Inc.	2,414	105,009
		2,926,481
Energy (0.6%):
Diamond Offshore Drilling, Inc.(a)(b)	5,926	85,927
Matador Resources Co.(a)	3,592	97,523
Rex American Resources Corp.(a)	1,302	122,167
World Fuel Services Corp.	3,098	105,053
		410,670
Health Care (7.4%):
Abaxis, Inc.	2,513	112,205
Almost Family, Inc.(a)	2,130	114,381
Amedisys, Inc.(a)	1,921	107,499
AMN Healthcare Services, Inc.(a)	3,243	148,205
Anika Therapeutics, Inc.(a)	2,510	145,580
Atrion Corp.	213	143,136
Biotelemetry, Inc.(a)	2,207	72,831
Cambrex Corp.(a)	1,987	109,285
Corcept Therapeutics, Inc.(a)	3,818	73,687
CorVel Corp.(a)	2,984	162,330
CryoLife, Inc.(a)	3,963	89,960
Eagle Pharmaceuticals, Inc.(a)	1,024	61,071
Emergent Biosolutions, Inc.(a)	3,224	130,411
Globus Medical, Inc.(a)	4,965	147,560

See notes to schedules of investments.

Security Description	Shares	Value
Halyard Health, Inc.(a)	3,375	$151,976
HealthEquity, Inc.(a)	2,040	103,183
Heska Corp.(a)	860	75,757
HMS Holdings Corp.(a)	7,641	151,750
Innoviva, Inc.(a)	7,304	103,132
Inogen, Inc.(a)	1,354	128,765
Landauer, Inc.	1,788	120,332
Lantheus Holdings, Inc.(a)	3,075	54,735
Lemaitre Vascular, Inc.	1,823	68,217
LHC Group, Inc.(a)	1,860	131,911
LifePoint Health, Inc.(a)	2,828	163,741
Magellan Health, Inc.(a)	1,664	143,603
Meridian Bioscience, Inc.	5,771	82,525
Merit Medical Systems, Inc.(a)	2,951	124,975
MiMedx Group, Inc.(a)(b)	5,109	60,695
National Healthcare Corp.	3,573	223,562
Neogen Corp.(a)	2,301	178,236
OraSure Technologies, Inc.(a)	3,627	81,608
Owens & Minor, Inc.	6,294	183,785
Phibro Animal Health Corp., Class A	3,549	131,491
Prestige Brands Holdings, Inc.(a)	3,589	179,774
Quality Systems, Inc.(a)	8,652	136,096
Repligen Corp.(a)	2,588	99,172
Select Medical Holdings Corp.(a)	5,414	103,949
Supernus Pharmaceuticals, Inc.(a)	1,712	68,480
The Ensign Group, Inc.	5,413	122,280
Tivity Health, Inc.(a)	2,882	117,586
US Physical Therapy, Inc.	2,195	134,883
		5,044,340
Industrials (24.1%):
AAON, Inc.	3,890	134,108
AAR Corp.	4,439	167,705
Acco Brands Corp.(a)	10,060	119,714
Actuant Corp., Class A	4,827	123,571
Aegion Corp.(a)	3,839	89,372
Alamo Group, Inc.	1,852	198,849
Albany International Corp., Class A	2,791	160,203
Allegiant Travel Co.	989	130,251
Altra Industrial Motion Corp.	2,683	129,052
American Railcar Industries, Inc.	3,117	120,316
American Woodmark Corp.(a)	1,443	138,889
Apogee Enterprises, Inc.	2,418	116,693
Applied Industrial Technologies, Inc.	2,700	177,660
Argan, Inc.	1,496	100,606
Armstrong World Industries, Inc.(a)	2,580	132,225
Astec Industries, Inc.	2,484	139,129
Astronics Corp.(a)	4,332	128,877
Atkore International Group, Inc.(a)	4,474	87,288
Axon Enterprise, Inc.(a)	5,817	131,871
AZZ, Inc.	2,336	113,763
BMC Stock Holdings, Inc.(a)	5,826	124,385
Brady Corp., Class A	4,870	184,816
Builders FirstSource, Inc.(a)	5,574	100,276
Comfort Systems USA, Inc.	3,296	117,667

See notes to schedules of investments.

Security Description	Shares	Value
Continental Building Products, Inc.(a)	4,755	$123,630
CSW Industrials, Inc.(a)	3,759	166,711
Dycom Industries, Inc.(a)	1,015	87,168
Encore Wire Corp.	2,848	127,519
EnerSys	1,854	128,241
Ennis, Inc.	6,856	134,720
ESCO Technologies, Inc.	2,290	137,286
Esterline Technologies Corp.(a)	1,288	116,113
Exponent, Inc.	2,245	165,906
Federal Signal Corp.	8,091	172,176
Forward Air Corp.	2,846	162,877
Franklin Electric Co., Inc.	3,082	138,228
GATX Corp.	2,447	150,637
Generac Holdings, Inc.(a)	3,060	140,546
Global Brass & Copper Holdings, Inc.	3,799	128,406
Gms, Inc.(a)	3,518	124,537
Gorman-Rupp Co.	3,569	116,242
Griffon Corp.	6,103	135,487
H&E Equipment Services, Inc.	3,143	91,776
Hawaiian Holdings, Inc.(a)	2,257	84,750
Heartland Express, Inc.	7,487	187,774
Herman Miller, Inc.	4,228	151,785
Hillenbrand, Inc.	5,144	199,844
HNI Corp.	2,876	119,268
Hub Group, Inc., Class A(a)	2,323	99,773
Hyster-Yale Materials Handling, Inc., Class A	1,486	113,590
ICF International, Inc.(a)	2,224	119,985
Innerworkings, Inc.(a)	12,014	135,158
Insperity, Inc.	1,241	109,208
Interface, Inc.	7,629	167,075
John Bean Technologies Corp.	1,608	162,569
Kadant, Inc.	1,217	119,935
Kaman Corp., Class A	3,724	207,725
Kelly Services, Inc., Class A	6,776	170,010
Kimball International, Inc., Class B	8,742	172,829
Klx, Inc.(a)	2,650	140,265
Knoll, Inc.	6,427	128,540
Korn/Ferry International	4,668	184,059
Lindsay Corp.	1,944	178,654
Lydall, Inc.(a)	2,313	132,535
Marten Transport Ltd.	7,467	153,447
Masonite International Corp.(a)	1,483	102,624
Matson, Inc.	3,042	85,724
Matthews International Corp., Class A	2,762	171,935
McGrath RentCorp	3,099	135,581
Mercury Systems, Inc.(a)	2,570	133,332
Meritor, Inc.(a)	5,599	145,630
Mistras Group, Inc.(a)	5,182	106,231
Mobile Mini, Inc.	3,626	124,916
Moog, Inc., Class A(a)	1,873	156,264
MSA Safety, Inc.	1,770	140,733
Mueller Industries, Inc.	3,756	131,272
Mueller Water Products, Inc., Class A	10,732	137,370
Multi-Color Corp.	2,062	168,981
National Presto Industries, Inc.	1,528	162,656

See notes to schedules of investments.

Security Description	Shares	Value
Navigant Consulting, Inc.(a)	7,422	$125,580
NCI Building Systems, Inc.(a)	8,217	128,185
Nv5 Global, Inc.(a)	2,111	115,366
On Assignment, Inc.(a)	2,933	157,443
Park-Ohio Holdings Corp.	2,759	125,810
Patrick Industries, Inc.(a)	1,384	116,394
PGT, Inc.(a)	8,847	132,263
Primoris Services Corp.	4,508	132,626
Proto Labs, Inc.(a)	1,565	125,670
Quad/Graphics, Inc.	5,023	113,570
Raven Industries, Inc.	3,371	109,220
RBC Bearings, Inc.(a)	1,417	177,338
Rexnord Corp.(a)	5,966	151,596
RPX Corp.(a)	8,928	118,564
Rush Enterprises, Inc., Class A(a)	3,101	143,545
Saia, Inc.(a)	2,025	126,866
Simpson Manufacturing Co., Inc.	4,579	224,553
SP Plus Corp.(a)	3,309	130,706
Spirit Airlines, Inc.(a)	2,899	96,856
Standex International Corp.	1,510	160,362
Steelcase, Inc., Class A	8,501	130,915
Sun Hydraulics Corp.	2,548	137,592
Sunrun, Inc.(a)(b)	10,855	60,245
Tetra Tech, Inc.	3,136	145,981
The Advisory Board Co.(a)	2,100	112,613
The Greenbrier Cos., Inc.(b)	2,255	108,578
Thermon Group Holdings, Inc.(a)	7,411	133,324
Trex Co., Inc.(a)	1,536	138,348
Trinet Group, Inc.(a)	3,045	102,373
TrueBlue, Inc.(a)	5,678	127,471
Tutor Perini Corp.(a)	3,525	100,110
UniFirst Corp.	1,369	207,403
Universal Forest Products, Inc.	1,345	132,025
US Ecology, Inc.	2,736	147,197
Vse Corp.	2,416	137,374
Wabash National Corp.	4,281	97,692
WageWorks, Inc.(a)	2,162	131,233
Watts Water Technologies, Inc., Class A	2,652	183,518
Welbilt, Inc.(a)	7,779	179,306
Werner Enterprises, Inc.	3,936	143,861
		16,227,191
Information Technology (12.6%):
Acacia Communications, Inc.(a)(b)	1,295	60,995
ADTRAN, Inc.	6,732	161,567
Advanced Energy Industries, Inc.(a)	1,612	130,185
Alarm.com Holdings, Inc.(a)	2,928	132,287
Ambarella, Inc.(a)(b)	2,350	115,174
Anixter International, Inc.(a)	1,731	147,135
Applied Optoelectronics, Inc.(a)(b)	636	41,130
AVX Corp.	9,437	172,037
Axcelis Technologies, Inc.(a)	3,849	105,270
Badger Meter, Inc.	2,953	144,697
Barracuda Networks, Inc.(a)	3,942	95,515
Benchmark Electronics, Inc.(a)	4,872	166,379

See notes to schedules of investments.

Security Description	Shares	Value
Brooks Automation, Inc.	3,280	$99,581
Cabot Microelectronics Corp.	2,121	169,531
Cass Information Systems, Inc.	2,427	153,969
CEVA, Inc.(a)	2,617	112,008
Cohu, Inc.	4,508	107,471
Control4 Corp.(a)	3,023	89,058
Convergys Corp.	6,513	168,622
CSG Systems International, Inc.	2,705	108,471
CTS Corp.	5,559	133,972
Diodes, Inc.(a)	4,247	127,113
Ebix, Inc.	2,381	155,360
Electronics For Imaging, Inc.(a)	1,062	45,326
Ellie Mae, Inc.(a)	1,154	94,778
ePlus, Inc.(a)	1,877	173,528
ExlService Holdings, Inc.(a)	3,517	205,111
Finisar Corp.(a)	2,916	64,648
Forrester Research, Inc.	3,271	136,891
Ichor Holdings Ltd.(a)	2,608	69,894
II-VI, Inc.(a)	2,008	82,629
Insight Enterprises, Inc.(a)	2,142	98,361
InterDigital, Inc.	1,681	123,974
IXYS Corp.(a)	2,968	70,342
Kimball Electronics, Inc.(a)	6,730	145,705
Manhattan Associates, Inc.(a)	2,762	114,816
ManTech International Corp., Class A	3,094	136,600
MaxLinear, Inc., Class A(a)	4,603	109,321
Mesa Laboratories, Inc.	875	130,655
Methode Electronics, Inc.	3,177	134,546
MicroStrategy, Inc., Class A(a)	661	84,416
MoneyGram International, Inc.(a)	6,161	99,254
MTS Systems Corp.	2,406	128,601
Nanometrics, Inc.(a)	3,723	107,222
NETGEAR, Inc.(a)	2,381	113,336
NIC, Inc.	7,790	133,599
Novanta, Inc.(a)	3,116	135,858
Oclaro, Inc.(a)	7,009	60,488
OSI Systems, Inc.(a)	1,752	160,080
PC Connection, Inc.	5,827	164,263
PDF Solutions, Inc.(a)(b)	5,331	82,577
Perficient, Inc.(a)	8,152	160,350
Photronics, Inc.(a)	10,978	97,155
Plantronics, Inc.	2,695	119,173
Plexus Corp.(a)	3,343	187,474
Power Integrations, Inc.	1,444	105,701
Qualys, Inc.(a)	2,226	115,307
Rogers Corp.(a)	927	123,551
Rudolph Technologies, Inc.(a)	4,732	124,452
Sanmina Corp.(a)	3,072	114,125
ScanSource, Inc.(a)	3,956	172,679
Semtech Corp.(a)	3,252	122,113
Shutterstock, Inc.(a)	2,507	83,458
SPS Commerce, Inc.(a)	1,676	95,046
Super Micro Computer, Inc.(a)	4,658	102,942
Sykes Enterprises, Inc.(a)	3,728	108,708
Synaptics, Inc.(a)	2,101	82,317

See notes to schedules of investments.

Security Description	Shares	Value
The Trade Desk, Inc., Class A(a)	1,077	$66,246
Ultra Clean Holdings, Inc.(a)	2,868	87,818
Viavi Solutions, Inc.(a)	10,790	102,073
Virtusa Corp.(a)	2,355	88,972
Web.com Group, Inc.(a)	3,703	92,575
		8,456,581
Insurance (3.6%):
AMERISAFE, Inc.	2,494	145,151
AmTrust Financial Services, Inc.	4,381	58,968
Employers Holdings, Inc.	4,139	188,118
FBL Financial Group, Inc., Class A	1,854	138,123
Horace Mann Educators Corp.	4,824	189,824
Infinity Property & Casualty Corp.	1,952	183,878
National Western Life Group, Inc., Class A	515	179,735
ProAssurance Corp.	3,543	193,625
RLI Corp.	2,867	164,451
Safety Insurance Group, Inc.	3,171	241,948
Selective Insurance Group, Inc.	3,460	186,321
Stewart Information Services	4,575	172,752
The Navigators Group, Inc.	3,557	207,551
United Fire Group, Inc.	3,688	168,984
		2,419,429
Materials (5.1%):
American Vanguard Corp.	4,562	104,470
Balchem Corp.	2,185	177,618
Boise Cascade Co.(a)	3,475	121,278
Chase Corp.	1,387	154,512
Clearwater Paper Corp.(a)	2,215	109,089
Deltic Timber Corp.	1,317	116,462
Domtar Corp.	3,548	153,948
Futurefuel Corp.	8,374	131,807
Greif, Inc., Class A	1,936	113,333
H.B. Fuller Co.	3,272	189,971
Innophos Holdings, Inc.	2,283	112,301
Innospec, Inc.	2,481	152,954
Kaiser Aluminum Corp.	1,350	139,239
KapStone Paper and Packaging Corp.	4,467	95,996
Kmg Chemicals, Inc.	1,932	106,028
Koppers Holdings, Inc.(a)	2,888	133,281
Kronos Worldwide, Inc.	3,865	88,238
Materion Corp.	3,290	141,964
Minerals Technologies, Inc.	2,351	166,098
Neenah Paper, Inc.	2,298	196,593
Quaker Chemical Corp.	1,109	164,077
Rayonier Advanced Materials, Inc.(b)	5,063	69,363
Schweitzer-Mauduit International, Inc.	4,134	171,396
Stepan Co.	1,615	135,111
Tredegar Corp.	5,433	97,794
Trinseo SA	1,647	110,514
		3,453,435
Real Estate (1.0%):
HFF, Inc., Class A	3,221	127,423
Marcus & Millichap, Inc.(a)	5,748	155,139

See notes to schedules of investments.

Security Description	Shares	Value
Re/Max Holdings, Inc.	2,222	$141,208
St. Joe Co.(a)	8,367	157,717
The Rmr Group, Inc.	2,159	110,865
		692,352
Telecommunication Services (0.5%):
Atn International, Inc.	1,688	88,958
Cogent Communications Holdings, Inc.	3,175	155,257
Iridium Communications, Inc.(a)(b)	9,586	98,736
		342,951
Thrifts & Mortgage Finance (3.6%):
Astoria Financial Corp.	7,154	153,811
Beneficial Bancorp, Inc.	10,052	166,863
BofI Holding, Inc.(a)(b)	3,929	111,859
Capitol Federal Financial, Inc.	16,466	242,049
Flagstar BanCorp, Inc.(a)	4,211	149,406
Kearny Financial Corp.	11,859	182,036
LendingTree, Inc.(a)	372	90,935
Meridian BanCorp, Inc.	9,120	170,088
Northwest Bancshares, Inc.	12,496	215,806
Pennymac Financial Services, Inc.(a)	7,237	128,819
Provident Financial Services, Inc.	7,253	193,438
United Financial Bancorp, Inc.	8,275	151,350
Walker & Dunlop, Inc.(a)	1,983	103,770
Washington Federal, Inc.	5,263	177,100
WSFS Financial Corp.	3,408	166,140
		2,403,470
Utilities (3.3%):
8point3 Energy Partners, LP	9,705	145,866
American States Water Co.	3,419	168,386
California Water Service Group	4,274	163,053
Chesapeake Utilities Corp.	2,564	200,633
Connecticut WTR Service, Inc.	2,751	163,134
MGE Energy, Inc.	2,544	164,342
Middlesex Water Co.	3,326	130,612
NorthWestern Corp.	4,702	267,732
Ormat Technologies, Inc.	3,131	191,148
Otter Tail Corp.	4,501	195,119
SJW Corp.	2,156	122,030
Spark Energy, Inc.	4,468	67,020
Unitil Corp.	4,372	216,239
Vivint Solar, Inc.(a)(b)	13,416	45,614
		2,240,928
Total Common Stocks (Cost $60,585,100)		67,295,530

Investment Companies (0.2%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 0.83%(c)	125,434	125,434
Total Investment Companies (Cost $125,434)		125,434

See notes to schedules of investments.

Security Description	Shares	Value
Collateral for Securities Loaned (3.5%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(d)	2,090,112	$2,090,112
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(d)	259,525	259,525
Total Collateral for Securities Loaned (Cost $2,349,637)		2,349,637
Total Investments (Cost $63,060,171) — 103.4%		69,770,601
Liabilities in excess of other assets — (3.4)%		(2,300,642)
NET ASSETS - 100.00%		$67,469,959

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(d)      Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	12/15/17	$149,290	$9,212

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (12.4%):
Advance Auto Parts, Inc.	4,848	$480,922
Amazon.com, Inc.(a)	1,097	1,054,601
Aramark	30,935	1,256,270
AutoZone, Inc.(a)	1,203	715,917
Best Buy Co., Inc.	8,426	479,945
Burlington Stores, Inc.(a)	7,190	686,357
CarMax, Inc.(a)	11,181	847,632
Carnival Corp., Class A	19,581	1,264,345
Charter Communications, Inc., Class A(a)	2,044	742,830
Chipotle Mexican Grill, Inc.(a)	2,293	705,854
Coach, Inc.	14,225	572,983
Comcast Corp., Class A	29,393	1,131,043
D.R. Horton, Inc.	25,766	1,028,836
Darden Restaurants, Inc.	12,022	947,093
Discovery Communications, Inc., Class A(a)	34,385	732,057
DISH Network Corp.(a)	13,233	717,626
Dollar General Corp.	9,710	786,996
Dollar Tree, Inc.(a)	9,393	815,500
Domino’s Pizza, Inc.	3,942	782,684
General Motors Co.	23,204	936,978
Gentex Corp.	42,086	833,303
Genuine Parts Co.	11,962	1,144,165
Hanesbrands, Inc.	21,489	529,489
Harley-Davidson, Inc.	18,669	900,032
Hasbro, Inc.	7,228	705,959
Hyatt Hotels Corp., Class A(a)	16,343	1,009,834
Kohl’s Corp.	10,162	463,895
L Brands, Inc.	11,178	465,117
Las Vegas Sands Corp.	14,026	899,908
Lear Corp.	5,236	906,247
Leggett & Platt, Inc.	24,412	1,165,184
Lennar Corp., Class A	19,182	1,012,810
LKQ Corp.(a)	29,444	1,059,690
Lowe’s Co., Inc.	10,845	866,949
Macy’s, Inc.	18,641	406,747
Marriott International, Inc., Class A	10,008	1,103,482
McDonald’s Corp.	8,990	1,408,553
MGM Resorts International	20,745	676,080
Mohawk Industries, Inc.(a)	5,133	1,270,468
Netflix, Inc.(a)	3,544	642,704
Newell Brands, Inc.	16,563	706,743
Nike, Inc., Class B	14,717	763,076
Norwegian Cruise Line Holdings Ltd.(a)	12,762	689,786
NVR, Inc.(a)	287	819,385
Omnicom Group, Inc.	15,228	1,127,938
O’Reilly Automotive, Inc.(a)	2,637	567,931
PulteGroup, Inc.	37,638	1,028,647
PVH Corp.	5,499	693,204
Ross Stores, Inc.	13,843	893,843
Royal Caribbean Cruises Ltd.	7,158	848,509
Scripps Networks Interactive, Inc., Class A	8,224	706,359
Service Corp. International	33,460	1,154,370
Servicemaster Global Holdings, Inc.(a)	17,801	831,841

See notes to schedules of investments.

Security Description	Shares	Value
Sirius XM Holdings, Inc.(b)	149,019	$822,585
Starbucks Corp.	17,699	950,613
Target Corp.	11,305	667,108
The Gap, Inc.	22,663	669,238
The Goodyear Tire & Rubber Co.	24,189	804,284
The Home Depot, Inc.	8,660	1,416,429
The Interpublic Group of Co., Inc.	33,522	696,922
The Priceline Group, Inc.(a)	534	977,658
The TJX Co., Inc.	14,701	1,083,905
The Walt Disney Co.	13,329	1,313,839
Thor Industries, Inc.	5,681	715,295
Tiffany & Co.	8,520	781,966
Toll Brothers, Inc.	22,850	947,590
Tractor Supply Co.	11,336	717,455
TripAdvisor, Inc.(a)(b)	12,053	488,508
Twenty-First Century Fox, Inc.	34,525	910,770
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,137	709,150
VF Corp.	14,215	903,648
Viacom, Inc., Class B	19,875	553,320
Whirlpool Corp.	4,874	898,961
Wyndham Worldwide Corp.	9,438	994,860
Yum! Brands, Inc.	20,936	1,541,100
		64,553,921
Consumer Staples (8.7%):
Altria Group, Inc.	17,080	1,083,214
Archer-Daniels-Midland Co.	21,766	925,273
Blue Buffalo Pet Products, Inc.(a)(b)	30,108	853,562
Brown-Forman Corp., Class B	16,556	898,991
Bunge Ltd.	7,559	525,048
Campbell Soup Co.	20,075	939,912
Church & Dwight Co., Inc.	27,333	1,324,284
Colgate-Palmolive Co.	16,118	1,174,196
Conagra Brands, Inc.	34,650	1,169,091
Constellation Brands, Inc., Class A	4,577	912,883
Costco Wholesale Corp.	5,918	972,268
CVS Health Corp.	12,961	1,053,989
Dr Pepper Snapple Group, Inc.	14,989	1,326,077
General Mills, Inc.	21,841	1,130,490
Herbalife Ltd.(a)	8,607	583,813
Hormel Foods Corp.	30,172	969,728
Ingredion, Inc.	8,732	1,053,428
Kimberly-Clark Corp.	11,013	1,296,010
Lamb Weston Holdings, Inc.	24,604	1,153,682
McCormick & Co., Inc.	11,580	1,188,570
Molson Coors Brewing Co., Class B	11,872	969,230
Mondelez International, Inc., Class A	26,229	1,066,471
Monster Beverage Corp.(a)	14,058	776,705
National Beverage Corp.	4,308	534,407
PepsiCo, Inc.	17,363	1,934,759
Philip Morris International, Inc.	11,091	1,231,212
Pilgrim’s Pride Corp.(a)	25,066	712,125
Pinnacle Foods, Inc.	16,521	944,506
Spectrum Brands Holdings, Inc.	8,566	907,311
Sysco Corp.	23,121	1,247,378

See notes to schedules of investments.

Security Description	Shares	Value
The Clorox Co.	10,334	$1,363,158
The Coca-Cola Co.	47,068	2,118,530
The Estee Lauder Cos., Inc., Class A	9,653	1,040,980
The Hershey Co.	15,654	1,708,946
The J.M. Smucker Co.	9,620	1,009,427
The Kraft Heinz Co.	12,512	970,306
The Kroger Co.	22,594	453,236
The Procter & Gamble Co.	19,013	1,729,802
Tyson Foods, Inc., Class A	13,988	985,455
US Foods Holding Corp.(a)	41,009	1,094,940
Walgreens Boots Alliance, Inc.	15,152	1,170,037
Wal-Mart Stores, Inc.	15,404	1,203,669
		45,707,099
Energy (1.9%):
Andeavor	8,415	868,007
Cheniere Energy Partners LP Holdings, LLC	42,635	1,069,286
Chevron Corp.	11,361	1,334,918
Devon Energy Corp.	17,701	649,804
Exxon Mobil Corp.	18,684	1,531,714
Marathon Petroleum Corp.	15,830	887,746
Newfield Exploration Co.(a)	18,721	555,452
ONEOK, Inc.	12,818	710,245
Phillips 66	13,991	1,281,716
Valero Energy Corp.	14,166	1,089,790
		9,978,678
Financials (18.6%):
Affiliated Managers Group, Inc.	5,094	966,994
Aflac, Inc.	18,913	1,539,329
Alleghany Corp.(a)	2,429	1,345,690
Ally Financial, Inc.	32,189	780,905
American Express Co.	15,582	1,409,548
American Financial Group, Inc.	12,768	1,320,850
Ameriprise Financial, Inc.	6,499	965,166
Arthur J. Gallagher & Co.	26,656	1,640,677
Assurant, Inc.	10,616	1,014,040
Athene Holding Ltd., Class A(a)	17,755	955,930
Bank of America Corp.	34,557	875,674
Bank of The Ozarks, Inc.	14,130	678,947
BB&T Corp.	22,972	1,078,306
Berkshire Hathaway, Inc., Class B(a)	9,595	1,758,955
BlackRock, Inc., Class A	3,051	1,364,071
BOK Financial Corp.	11,279	1,004,733
Brown & Brown, Inc.	32,394	1,561,067
Capital One Financial Corp.	10,579	895,618
CBOE Holdings, Inc.	12,364	1,330,737
Cincinnati Financial Corp.	14,862	1,137,983
Citigroup, Inc.	14,996	1,090,809
Citizens Financial Group, Inc.	21,467	812,955
CME Group, Inc.	8,902	1,207,823
CNA Financial Corp.	22,262	1,118,666
Comerica, Inc.	12,107	923,280
Commerce Bank, Inc.	17,323	1,000,750
Credit Acceptance Corp.(a)(b)	2,435	682,214

See notes to schedules of investments.

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	8,919	$846,591
Discover Financial Services	18,146	1,170,054
E*TRADE Financial Corp.(a)	17,405	759,032
East West Bancorp, Inc.	12,795	764,885
Eaton Vance Corp.	21,501	1,061,504
Erie Indemnity Co., Class A	8,833	1,064,995
FactSet Research Systems, Inc.	7,339	1,321,827
Fifth Third Bancorp	31,313	876,138
First American Financial Corp.	25,374	1,267,939
First Republic Bank	11,447	1,195,754
Franklin Resources, Inc.	25,000	1,112,750
Huntington Bancshares, Inc.	62,153	867,656
Interactive Brokers Group, Inc., Class A	24,491	1,103,075
Intercontinental Exchange, Inc.	17,995	1,236,257
Invesco Ltd.	25,558	895,552
JPMorgan Chase & Co.	12,397	1,184,037
KeyCorp	46,416	873,549
Leucadia National Corp.	41,246	1,041,462
Lincoln National Corp.	12,660	930,257
Loews Corp.	35,513	1,699,652
M&T Bank Corp.	7,102	1,143,706
Markel Corp.(a)	1,352	1,443,909
MarketAxess Holdings, Inc.	4,122	760,550
Marsh & McLennan Co., Inc.	19,473	1,632,032
Morgan Stanley	17,811	857,956
MSCI, Inc.	8,421	984,415
New York Community Bancorp, Inc.	81,159	1,046,140
Northern Trust Corp.	10,643	978,411
PacWest Bancorp	15,979	807,099
People’s United Financial, Inc.	64,430	1,168,760
Principal Financial Group, Inc.	17,767	1,143,129
Prudential Financial, Inc.	9,957	1,058,628
Raymond James Financial, Inc.	11,426	963,555
Regions Financial Corp.	55,736	848,859
Reinsurance Group of America, Inc.	9,199	1,283,536
S&P Global, Inc.	8,483	1,325,978
Santander Consumer USA Holdings, Inc.(a)	43,549	669,348
SEI Investments Co.	20,972	1,280,550
Signature Bank(a)	6,792	869,648
State Street Corp.	11,078	1,058,392
SunTrust Banks, Inc.	16,461	983,874
SVB Financial Group(a)	3,716	695,226
Synchrony Financial	20,175	626,434
Synovus Financial Corp.	21,123	972,925
T. Rowe Price Group, Inc.	11,079	1,004,311
TD Ameritrade Holding Corp.	14,832	723,802
The Allstate Corp.	18,136	1,666,880
The Bank of New York Mellon Corp.	23,650	1,253,923
The Charles Schwab Corp.	19,910	870,863
The Goldman Sachs Group, Inc.	4,098	972,005
The PNC Financial Services Group, Inc.	7,994	1,077,351
The Progressive Corp.	31,288	1,514,965
The Travelers Co., Inc.	14,392	1,763,307
Torchmark Corp.	21,371	1,711,603
U.S. Bancorp	25,517	1,367,457

See notes to schedules of investments.

Security Description	Shares	Value
Unum Group	22,375	$1,144,034
W.R. Berkley Corp.	22,234	1,483,897
Wells Fargo & Co.	20,493	1,130,189
Western Alliance BanCorp(a)	15,465	820,882
Zions BanCorp	18,992	896,043
		95,739,255
Health Care (10.1%):
AbbVie, Inc.	17,258	1,533,546
ABIOMED, Inc.(a)	4,968	837,605
Agilent Technologies, Inc.	16,017	1,028,291
Alexion Pharmaceuticals, Inc.(a)	3,798	532,821
Align Technology, Inc.(a)	3,436	640,024
AmerisourceBergen Corp.	8,961	741,523
Amgen, Inc.	5,397	1,006,271
Anthem, Inc.	5,671	1,076,809
Baxter International, Inc.	21,918	1,375,355
Biogen, Inc.(a)	2,488	779,043
Boston Scientific Corp.(a)	40,100	1,169,717
Bristol-Myers Squibb Co.	12,069	769,278
Cardinal Health, Inc.	10,992	735,585
Catalent, Inc.(a)	15,097	602,672
Celgene Corp.(a)	6,473	943,893
Centene Corp.(a)	8,529	825,351
Cerner Corp.(a)	12,971	925,092
Charles River Laboratories International, Inc.(a)	9,590	1,035,912
Cigna Corp.	6,605	1,234,739
Danaher Corp.	16,439	1,410,137
DaVita, Inc.(a)	14,281	848,149
Edwards Lifesciences Corp.(a)	6,861	749,976
Express Scripts Holding Co.(a)	13,204	836,077
Gilead Sciences, Inc.	10,046	813,927
HCA Holdings, Inc.(a)	12,661	1,007,689
Henry Schein, Inc.(a)	13,761	1,128,264
Hologic, Inc.(a)	23,355	856,895
IDEXX Laboratories, Inc.(a)	4,589	713,544
Illumina, Inc.(a)	2,699	537,641
INC Research Holdings, Inc., Class A(a)	7,257	379,541
Intuitive Surgical, Inc.(a)	992	1,037,513
Johnson & Johnson	12,796	1,663,608
Laboratory Corp. of America Holdings(a)	7,167	1,082,002
McKesson Corp.	5,035	773,426
Mettler-Toledo International, Inc.(a)	1,778	1,113,312
PerkinElmer, Inc.	15,694	1,082,415
Pfizer, Inc.	49,451	1,765,401
Quest Diagnostics, Inc.	13,640	1,277,250
Regeneron Pharmaceuticals, Inc.(a)	1,195	534,308
ResMed, Inc.	10,723	825,242
Stryker Corp.	9,591	1,362,114
Teleflex, Inc.	4,329	1,047,488
The Cooper Co., Inc.	4,449	1,054,902
Thermo Fisher Scientific, Inc.	6,156	1,164,716
UnitedHealth Group, Inc.	7,333	1,436,168
Universal Health Services, Inc., Class B	8,123	901,166
Varian Medical Systems, Inc.(a)	10,240	1,024,614

See notes to schedules of investments.

Security Description	Shares	Value
Veeva Systems, Inc.(a)	9,151	$516,208
Waters Corp.(a)	5,647	1,013,749
WellCare Health Plans, Inc.(a)	5,535	950,581
West Pharmaceutical Services, Inc.	9,865	949,605
Zimmer Biomet Holdings, Inc.	8,688	1,017,278
Zoetis, Inc.	18,775	1,197,094
		51,865,527
Industrials (18.6%):
3M Co.	8,083	1,696,622
A.O. Smith Corp.	20,301	1,206,488
Acuity Brands, Inc.	2,644	452,864
Aecom(a)	18,419	678,003
Alaska Air Group, Inc.	10,502	800,987
Allison Transmission Holdings, Inc.	26,324	987,940
AMERCO, Inc.	1,921	720,183
American Airlines Group, Inc.	13,999	664,813
AMETEK, Inc.	20,303	1,340,811
BWX Technologies, Inc.	19,637	1,100,065
C.H. Robinson Worldwide, Inc.	13,200	1,004,520
Cintas Corp.	7,434	1,072,578
Copart, Inc.(a)	34,656	1,191,127
CSX Corp.	10,541	571,955
Cummins, Inc.	5,781	971,381
Deere & Co.	8,671	1,088,991
Delta Air Lines, Inc.	16,300	785,986
Donaldson Co., Inc.	21,717	997,679
Dover Corp.	11,679	1,067,344
Eaton Corp. PLC	15,760	1,210,210
Emerson Electric Co.	17,772	1,116,792
Equifax, Inc.	9,397	995,988
Expeditors International of Washington, Inc.	21,169	1,267,177
Fastenal Co.	17,548	799,838
FedEx Corp.	5,041	1,137,149
Fortive Corp.	21,255	1,504,640
Fortune Brands Home & Security, Inc.	20,830	1,400,402
General Dynamics Corp.	6,487	1,333,597
General Electric Co.	49,733	1,202,544
HD Supply Holdings, Inc.(a)	16,638	600,133
HEICO Corp.	10,849	974,349
Honeywell International, Inc.	13,089	1,855,235
Hubbell, Inc.	9,825	1,139,897
Huntington Ingalls Industries, Inc.	4,448	1,007,205
IDEX Corp.	9,066	1,101,247
Illinois Tool Works, Inc.	9,443	1,397,186
Ingersoll-Rand PLC	13,680	1,219,846
J.B. Hunt Transport Services, Inc.	9,891	1,098,692
Jacobs Engineering Group, Inc.	15,567	907,090
JetBlue Airways Corp.(a)	36,767	681,293
Kansas City Southern	8,562	930,518
KAR Auction Services, Inc.	21,996	1,050,089
L3 Technologies, Inc.	6,405	1,206,894
Lennox International, Inc.	6,461	1,156,325
Lincoln Electric Holdings, Inc.	9,954	912,583
Lockheed Martin Corp.	5,398	1,674,945

See notes to schedules of investments.

Security Description	Shares	Value
Macquarie Infrastructure Corp.	14,270	$1,030,009
ManpowerGroup, Inc.	7,560	890,719
Masco Corp.	28,518	1,112,487
Nielsen Holdings PLC	23,573	977,101
Nordson Corp.	6,834	809,829
Norfolk Southern Corp.	7,290	964,030
Northrop Grumman Corp.	6,396	1,840,258
Old Dominion Freight Line, Inc.	9,234	1,016,756
Orbital ATK, Inc.	9,949	1,324,809
Oshkosh Corp.	9,638	795,521
Owens Corning, Inc.	12,423	960,919
PACCAR, Inc.	14,262	1,031,713
Parker-Hannifin Corp.	6,276	1,098,426
Quanta Services, Inc.(a)	21,820	815,413
Raytheon Co.	8,119	1,514,843
Republic Services, Inc., Class A	29,753	1,965,483
Robert Half International, Inc.	17,440	877,930
Rockwell Automation, Inc.	6,153	1,096,526
Rockwell Collins, Inc.	6,564	857,980
Rollins, Inc.	25,757	1,188,428
Roper Technologies, Inc.	6,071	1,477,681
Sensata Technologies Holding NV(a)	18,531	890,785
Snap-on, Inc.	5,945	885,864
Southwest Airlines Co.	14,139	791,501
Stanley Black & Decker, Inc.	9,285	1,401,756
Teledyne Technologies, Inc.(a)	5,864	933,432
Textron, Inc.	19,512	1,051,307
The Boeing Co.	4,176	1,061,581
The Middleby Corp.(a)	6,852	878,221
Toro Co.	15,586	967,267
TransDigm Group, Inc.	2,648	676,961
TransUnion(a)	20,133	951,486
Union Pacific Corp.	10,733	1,244,705
United Continental Holdings, Inc.(a)	10,690	650,807
United Rentals, Inc.(a)	4,482	621,833
United Technologies Corp.	14,917	1,731,565
Verisk Analytics, Inc., Class A(a)	14,078	1,171,148
W.W. Grainger, Inc.	4,258	765,376
WABCO Holdings, Inc.(a)	7,342	1,086,616
Wabtec Corp.	10,814	819,161
Waste Management, Inc.	26,769	2,095,209
Watsco, Inc.	7,743	1,247,164
XPO Logistics, Inc.(a)	9,466	641,605
Xylem, Inc.	16,681	1,044,731
		96,539,143
Information Technology (16.1%):
Activision Blizzard, Inc.	9,312	600,717
Adobe Systems, Inc.(a)	7,897	1,178,074
Akamai Technologies, Inc.(a)	10,510	512,047
Alliance Data Systems Corp.	3,299	730,893
Alphabet, Inc., Class A(a)	1,261	1,227,861
Amdocs Ltd.	26,630	1,712,842
Amphenol Corp., Class A	19,446	1,645,909
Analog Devices, Inc.	10,030	864,285

See notes to schedules of investments.

Security Description	Shares	Value
ANSYS, Inc.(a)	8,596	$1,054,987
Apple, Inc.	6,411	988,064
Applied Materials, Inc.	16,632	866,361
Arista Networks, Inc.(a)	2,596	492,228
Arrow Electronics, Inc.(a)	12,052	969,101
Automatic Data Processing, Inc.	7,656	836,954
Black Knight Financial Services, Inc., Class A(a)(b)	21,103	908,484
Broadridge Financial Solutions, Inc.	16,319	1,318,902
CA, Inc.	21,987	733,926
Cadence Design Systems, Inc.(a)	22,418	884,838
CDK Global, Inc.	19,520	1,231,517
CDW Corp. of Delaware	16,231	1,071,246
Cisco Systems, Inc.	35,217	1,184,348
Citrix Systems, Inc.(a)	9,913	761,517
Cognex Corp.	5,864	646,682
Cognizant Technology Solutions Corp., Class A	14,850	1,077,219
Coherent, Inc.(a)	1,556	365,925
CommScope Holding Co., Inc.(a)	17,635	585,658
Corning, Inc.	32,725	979,132
Costar Group, Inc.(a)	3,562	955,507
CSRA, Inc.	27,450	885,812
Dolby Laboratories, Inc., Class A	19,262	1,107,950
eBay, Inc.(a)	25,418	977,576
Echostar Holding Corp.(a)	15,161	867,664
Euronet Worldwide, Inc.(a)	12,051	1,142,314
F5 Networks, Inc.(a)	6,786	818,120
Facebook, Inc., Class A(a)	6,739	1,151,493
Fidelity National Information Services, Inc.	16,660	1,555,876
First Data Corp., Class A(a)	44,935	810,627
Fiserv, Inc.(a)	11,929	1,538,364
FleetCor Technologies, Inc.(a)	4,474	692,441
FLIR Systems, Inc.	23,986	933,295
Fortinet, Inc.(a)	18,495	662,861
Genpact Ltd.	44,086	1,267,473
Global Payments, Inc.	9,769	928,348
Harris Corp.	11,064	1,456,908
HP, Inc.	44,685	891,913
Intel Corp.	35,835	1,364,596
InterActive Corp.(a)	5,602	658,683
International Business Machines Corp.	9,140	1,326,031
IPG Photonics Corp.(a)	3,797	702,673
Jack Henry & Associates, Inc.	14,353	1,475,345
Juniper Networks, Inc.	33,539	933,390
KLA-Tencor Corp.	8,088	857,328
Lam Research Corp.	4,376	809,735
Leidos Holdings, Inc.	16,014	948,349
Mastercard, Inc., Class A	10,848	1,531,738
Match Group, Inc.(a)(b)	26,800	621,492
Maxim Integrated Products, Inc.	18,477	881,538
Microchip Technology, Inc.	9,525	855,155
Microsemi Corp.(a)	14,230	732,560
Microsoft Corp.	18,737	1,395,720
Motorola Solutions, Inc.	13,083	1,110,354
National Instruments Corp.	27,986	1,180,170
NetApp, Inc.	21,424	937,514

See notes to schedules of investments.

Security Description	Shares	Value
Nvidia Corp.	2,432	$434,769
ON Semiconductor Corp.(a)	35,068	647,706
Oracle Corp.	21,908	1,059,252
Paychex, Inc.	20,883	1,252,145
PayPal Holdings, Inc.(a)	15,256	976,842
QUALCOMM, Inc.	14,326	742,660
Red Hat, Inc.(a)	7,969	883,443
Seagate Technology PLC	12,758	423,183
Skyworks Solutions, Inc.	6,305	642,480
SS&C Technologies Holdings, Inc.	24,824	996,684
Synopsys, Inc.(a)	14,882	1,198,447
Teradyne, Inc.	20,108	749,827
Texas Instruments, Inc.	12,942	1,160,121
The Ultimate Software Group, Inc.(a)	3,538	670,805
Total System Services, Inc.	15,424	1,010,272
Trimble Navigation Ltd.(a)	23,463	920,923
Tyler Technologies, Inc.(a)	5,239	913,262
Vantiv, Inc.(a)	14,375	1,013,006
VeriSign, Inc.(a)	13,227	1,407,221
Visa, Inc., Class A	14,502	1,526,190
VMware, Inc., Class A(a)(b)	8,864	967,860
Xerox Corp.	19,129	636,804
Xilinx, Inc.	12,603	892,670
		83,523,202
Materials (4.6%):
Air Products & Chemicals, Inc.	8,563	1,294,897
Albemarle Corp.	6,370	868,295
AptarGroup, Inc.	15,507	1,338,409
Avery Dennison Corp.	12,200	1,199,748
Berry Global Group, Inc.(a)	18,756	1,062,527
Celanese Corp., Series A	9,995	1,042,179
Crown Holdings, Inc.(a)	24,478	1,461,827
Eastman Chemical Co.	12,993	1,175,737
Ecolab, Inc.	12,875	1,655,853
Freeport-McMoRan, Inc.(a)	28,447	399,396
Huntsman Corp.	24,689	676,972
International Flavors & Fragrances, Inc.	7,827	1,118,557
International Paper Co.	16,545	940,087
LyondellBasell Industries NV, Class A	9,835	974,157
Martin Marietta Materials, Inc.	3,251	670,454
Nucor Corp.	11,758	658,918
Packaging Corp. of America	8,596	985,789
Praxair, Inc.	10,175	1,421,854
Reliance Steel & Aluminum Co.	10,275	782,647
Royal Gold, Inc.	7,509	646,074
Steel Dynamics, Inc.	15,230	524,978
The Sherwin-Williams Co.	3,128	1,119,949
Vulcan Materials Co.	6,096	729,081
Westlake Chemical Corp.	8,818	732,688
		23,481,073
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	23,156	877,149

See notes to schedules of investments.

Security Description	Shares	Value
Jones Lang LaSalle, Inc.	6,062	$748,657
		1,625,806
Telecommunication Services (1.0%):
AT&T, Inc.	34,140	1,337,265
CenturyLink, Inc.(b)	34,178	645,964
T-Mobile US, Inc.(a)	13,597	838,391
Verizon Communications, Inc.	22,762	1,126,491
Zayo Group Holdings, Inc.(a)	23,653	814,136
		4,762,247
Utilities (7.4%):
Alliant Energy Corp.	35,771	1,487,000
Ameren Corp.	27,365	1,582,792
American Water Works Co., Inc.	17,146	1,387,283
Aqua America, Inc.	40,318	1,338,154
Atmos Energy Corp.	17,651	1,479,860
Avangrid, Inc.	27,871	1,321,643
CenterPoint Energy, Inc.	48,816	1,425,915
CMS Energy Corp.	36,765	1,702,954
Consolidated Edison, Inc.	19,901	1,605,613
Dominion Resources, Inc.	17,650	1,357,815
DTE Energy Co.	15,701	1,685,658
Edison International	20,710	1,598,191
Eversource Energy	27,384	1,655,089
Exelon Corp.	33,754	1,271,513
MDU Resources Group, Inc.	37,016	960,565
NextEra Energy, Inc.	11,644	1,706,428
OGE Energy Corp.	42,452	1,529,546
PG&E Corp.	21,712	1,478,370
Pinnacle West Capital Corp.	19,090	1,614,250
PPL Corp.	47,570	1,805,281
SCANA Corp.	14,946	724,732
Sempra Energy	13,574	1,549,201
Vectren Corp.	18,332	1,205,696
WEC Energy Group, Inc.	24,401	1,531,895
Westar Energy, Inc.	25,359	1,257,806
Xcel Energy, Inc.	34,966	1,654,591
		37,917,841
Total Common Stocks (Cost $469,681,522)		515,693,792

Investment Companies (0.2%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 0.83%(c)	1,282,464	1,282,464
Total Investment Companies (Cost $1,282,464)		1,282,464

Collateral for Securities Loaned (1.0%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(d)	4,417,307	4,417,307

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(d)	548,487	$548,487
Total Collateral for Securities Loaned (Cost $4,965,794)		4,965,794
Total Investments (Cost $475,929,780) — 100.9%		521,942,050
Liabilities in excess of other assets — (0.9)%		(4,611,549)
NET ASSETS - 100.00%		$517,330,501

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(d)      Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	11	12/15/17	$1,383,855	$9,136

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Australia (4.5%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	9,982	$164,386
Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	13,180	141,497
Wesfarmers Ltd.	7,045	228,336
Woolworths Ltd.	11,622	229,764
		599,597
Energy (0.2%):
Woodside Petroleum Ltd.	9,063	206,820

Financials (1.8%):
Asx Ltd.	6,147	252,739
Australia & New Zealand Banking Group Ltd.	8,700	201,948
Commonwealth Bank of Australia	3,839	226,544
Insurance Australia Group Ltd.	36,321	181,437
Macquarie Group Ltd.	3,271	233,222
National Australia Bank Ltd.	8,888	219,555
QBE Insurance Group Ltd.	17,217	135,151
Suncorp Group Ltd.	19,222	196,715
Westpac Banking Corp.	8,187	204,935
		1,852,246
Health Care (0.3%):
CSL Ltd.	1,469	154,321
Ramsay Health Care Ltd.	3,505	171,185
		325,506
Industrials (0.4%):
Brambles Ltd.	16,038	113,193
Cimic Group Ltd.	4,980	172,655
Qantas Airways Ltd.	32,391	148,089
		433,937
Materials (0.7%):
Amcor Ltd.	18,543	221,176
BHP Billiton Ltd.	6,799	137,454
Fortescue Metals Group Ltd.	17,911	72,196
Newcrest Mining Ltd.	7,153	117,909
South32 Ltd.	42,987	110,233
		658,968
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	48,449	132,599

Utilities (0.2%):
AGL Energy Ltd.	9,253	169,578
		4,543,637
Austria (0.4%):
Financials (0.2%):
Erste Group Bank AG	4,024	173,792
Raiffeisen Bank International AG (a)	3,149	105,522
		279,314
Materials (0.2%):
Voestalpine AG	3,629	185,037
		464,351

See notes to schedules of investments.

Security Description	Shares	Value
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	1,873	$224,228
Colruyt SA	3,851	197,222
		421,450
Financials (0.2%):
KBC Groep NV	2,265	191,924

Health Care (0.1%):
UCB SA	1,700	121,005

Materials (0.4%):
Solvay SA	1,512	225,861
Umicore SA	2,252	186,272
		412,133
Telecommunication Services (0.2%):
Proximus SADP	6,424	221,340
		1,367,852
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,800	177,408

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	26,200	188,640
		366,048
Canada (10.1%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd.	1,735	216,027
Dollarama, Inc.	2,046	223,902
Magna International, Inc.	3,349	178,751
Restaurant Brands International, Inc.	3,032	193,741
Shaw Communications, Inc., Class B	11,847	272,720
		1,085,141
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	3,817	174,084
George Weston Ltd.	3,836	334,067
Loblaw Cos. Ltd.	5,637	307,694
Saputo, Inc.	6,285	217,577
		1,033,422
Energy (0.5%):
Pembina Pipeline Corp. (b)	7,012	246,061
Suncor Energy, Inc.	6,192	217,037
		463,098
Financials (3.6%):
Bank of Montreal	3,900	295,188
Canadian Imperial Bank of Commerce (b)	3,572	312,564
Great-West Lifeco, Inc.	8,983	258,560
Intact Financial Corp.	4,576	378,045
Manulife Financial Corp.	9,988	202,626
National Bank of Canada	6,023	289,902
Power Corp. of Canada	10,049	255,413
Power Financial Corp. (b)	9,632	267,204
Royal Bank of Canada	4,501	348,290
Sun Life Financial, Inc.	5,816	231,642

See notes to schedules of investments.

Security Description	Shares	Value
The Bank of Nova Scotia	4,725	$303,739
The Toronto-Dominion Bank	4,912	276,586
Thomson Reuters Corp.	5,204	238,802
		3,658,561
Industrials (0.8%):
Canadian National Railway Co.	3,007	249,169
Canadian Pacific Railway Ltd.	1,490	250,300
Waste Connections, Inc.	4,114	287,743
		787,212
Information Technology (0.6%):
CGI Group, Inc. (a)	5,131	266,092
Constellation Software, Inc.	324	176,787
Open Text Corp.	6,298	203,236
		646,115
Materials (0.9%):
Aginco Eagle Mines Ltd.	2,096	94,737
Barrick Gold Corp.	6,086	97,953
CCL Industries, Inc.	4,039	195,475
Goldcorp, Inc.	8,622	111,956
Potash Corp. of Saskatchewan, Inc.	10,178	195,957
Teck Resources Ltd., Class B	3,382	71,213
Wheaton Precious Metals Corp.	5,323	101,545
		868,836
Telecommunication Services (0.7%):
BCE, Inc.	8,241	386,157
TELUS Corp.	9,979	358,975
		745,132
Utilities (0.9%):
Canadian Utilities Ltd., Class A	9,882	306,931
Fortis, Inc.	9,760	350,315
Hydro One Ltd. (c)	16,063	292,523
		949,769
		10,237,286
China (0.2%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	36,000	95,861

Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	102,000	94,671
		190,532
Denmark (2.1%):
Consumer Discretionary (0.1%):
Pandora A/S	876	86,480

Consumer Staples (0.2%):
Carlsberg A/S, Class B	2,304	252,157

Financials (0.2%):
Danske Bank A/S	6,418	256,700

Health Care (0.6%):
Coloplast A/S	2,353	190,991
Genmab A/S (a)	522	115,254
H. Lundbeck A/S	2,097	121,013

See notes to schedules of investments.

Security Description	Shares	Value
Novo Nordisk A/S, Class B	3,130	$149,651
		576,909
Industrials (0.4%):
DSV A/S	3,184	240,893
Vestas Wind Systems A/S	1,684	151,133
		392,026
Materials (0.4%):
Christian Hansen Holding A/S	2,119	181,758
Novozymes A/S, B Shares	3,548	182,092
		363,850
Utilities (0.2%):
Dong Energy A/S (c)	4,120	235,859
		2,163,981
Finland (1.1%):
Energy (0.1%):
Neste Oyj	3,471	151,570

Financials (0.3%):
Sampo Oyj, Class A	5,030	265,835

Industrials (0.4%):
Kone Oyj, Class B	3,658	193,671
Wartsila Oyj ABP, Class B	2,697	190,919
		384,590
Materials (0.3%):
Stora ENSO Oyj, R Shares	11,529	162,818
UPM-Kymmene Oyj	4,973	134,761
		297,579
		1,099,574
France (9.7%):
Consumer Discretionary (2.4%):
Accor SA	4,439	220,515
Christian Dior SE	611	195,647
Cie Generale des Etablissements Michelin	1,555	226,955
Hermes International	504	254,064
Kering	477	190,001
LVMH Moet Hennessy Louis Vuitton SA	828	228,437
Psa Peugeot Citroen	7,292	173,646
Renault SA	1,869	183,571
Seb SA	1,113	204,141
Sodexo SA	1,972	245,868
Valeo SA	2,312	171,534
Vivendi Universal SA	7,088	179,426
		2,473,805
Consumer Staples (0.9%):
Carrefour SA	7,349	148,470
Danone SA	2,989	234,445
L’Oreal SA	1,209	257,039
Pernod Ricard SA	2,090	289,108
		929,062
Energy (0.3%):
Total SA	5,130	275,515

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.2%):
Amundi SA (c)	2,019	$167,787
AXA SA	6,889	208,338
BNP Paribas SA	2,006	161,799
CNP Assurances	8,787	205,923
Credit Agricole SA	8,275	150,407
Natixis SA	18,353	146,838
Societe Generale SA	2,370	138,740
		1,179,832
Health Care (0.7%):
BioMerieux	2,097	170,675
Essilor International SA	1,321	163,531
Ipsen SA	1,115	148,176
Sanofi	2,324	230,733
		713,115
Industrials (2.4%):
Aeroports de Paris	1,232	199,177
Bollore SA	39,320	196,514
Bureau Veritas SA	8,388	216,448
Compagnie de Saint-Gobain	3,616	215,463
Dassault Aviation SA	138	223,177
Eiffage SA	1,991	206,119
Legrand SA	3,584	258,708
Safran SA	2,226	227,396
Schneider Electric SA	2,245	195,350
Thales SA	2,458	278,227
Vinci SA	2,119	201,340
		2,417,919
Information Technology (0.6%):
Atos SE	1,362	211,261
Cap Gemini SA	1,869	219,022
Dassault Systemes SA	2,214	223,946
		654,229
Materials (0.5%):
Air Liquide SA	1,955	260,730
Arkema SA	1,658	203,289
		464,019
Telecommunication Services (0.2%):
Iliad SA	802	213,113

Utilities (0.5%):
Electricite de France SA	10,314	125,242
Suez Environnement Co.	10,292	187,858
Veolia Environnement SA	8,161	188,553
		501,653
		9,822,262
Germany (6.9%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	2,422	245,672
Continental AG	897	227,651
Daimler AG, Registered Shares	3,292	262,490
Zalando SE (a)(c)	2,813	140,954
		876,767

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.3%):
Beiersdorf AG	2,640	$284,008

Financials (1.2%):
Allianz SE	1,357	304,622
Deutsche Boerse AG	1,904	206,360
Hannover Rueck SE	1,987	239,402
Muenchener Rueckversicherungs-Gesellschaft AG	1,304	278,778
Talanx AG	4,618	186,675
		1,215,837
Health Care (0.8%):
Bayer AG	1,562	212,840
Fresenius Medical Care AG & Co. KGaA	2,214	216,567
Fresenius SE & Co. KGaA	2,616	211,000
Merck KGaA	1,878	208,891
		849,298
Industrials (1.3%):
Brenntag AG	3,518	195,883
Deutsche Post AG	5,545	246,821
Fraport AG	1,874	177,928
Hochtief AG	1,156	195,019
Kion Group AG	1,700	162,673
Mg Technologies AG	3,446	156,749
Siemens AG	1,580	222,575
		1,357,648
Information Technology (0.8%):
Infineon Technologies AG	6,986	175,606
SAP SE	2,537	277,905
United Internet AG, Registered Shares	2,669	166,132
Wirecard AG	1,780	162,839
		782,482
Materials (1.1%):
BASF SE	2,430	258,574
Covestro AG (c)	1,790	153,896
Evonik Industries AG	6,389	228,176
Linde AG	1,149	239,598
Symrise AG	2,962	224,976
		1,105,220
Real Estate (0.5%):
Deutsche Wohnen AG	5,361	227,575
Vonovia SE	6,021	256,161
		483,736
		6,954,996
Hong Kong (6.8%):
Consumer Discretionary (0.4%):
Chow Tai Fook Jewellery Group Ltd.	114,200	136,988
Galaxy Entertainment Group Ltd.	19,000	133,780
I-Cable Communications Ltd. (a)	3,605	118
Techtronic Industries Co. Ltd.	25,500	136,130
		407,016

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.3%):
Dairy Farm International Holdings Ltd.	25,000	$192,250
WH Group Ltd. (c)	145,500	154,603
		346,853
Financials (1.2%):
AIA Group Ltd.	26,000	191,722
BOC Hong Kong Holdings Ltd.	37,500	182,188
China Taiping Insurance Holdings Co. Ltd.	42,400	113,446
Hang Seng Bank	11,800	287,624
Hong Kong Exchanges and Clearing Ltd.	7,400	198,943
The Bank of East Asia Ltd.	47,800	206,528
		1,180,451
Industrials (1.0%):
China Merchants Holdings International	54,000	166,605
CITIC Ltd.	138,000	203,874
CK Hutchison Holdings Ltd.	20,500	262,046
Jardine Strategic Holdings Ltd.	3,700	159,840
MTR Corp. Ltd.	34,000	198,482
		990,847
Information Technology (0.0%):(d)
Hanergy Thin Film Power Group Ltd. (a)(e)(f)	26,000	566

Real Estate (2.3%):
China Overseas Land & Investment Ltd., Class H	50,000	162,585
China Resources Land Ltd.	42,000	128,506
CK Asset Holdings Ltd.	27,500	227,603
Hang Lung Properties Ltd.	75,000	178,011
Henderson Land Development Co. Ltd.	42,000	278,251
New World Development Co. Ltd.	139,000	199,657
Sino Land Co. Ltd.	122,000	214,284
Sun Hung KAI Properties Ltd.	14,000	227,440
Swire Pacific Ltd., Class A	28,000	271,709
Swire Properties Ltd.	55,800	189,303
The Wharf Holdings Ltd.	13,000	115,832
Wheelock & Co. Ltd.	17,000	119,589
		2,312,770
Telecommunication Services (0.2%):
China Mobile Ltd.	22,500	227,987

Utilities (1.4%):
China Gas Holdings Ltd.	44,000	131,809
China Resources Power Holdings Co. Ltd.	80,000	144,406
CK Infrastructure Holdings Ltd.	26,000	223,676
CLP Holdings Ltd.	31,000	317,687
Guangdong Investment Ltd.	106,000	151,171
Hong Kong & China Gas Co. Ltd.	169,604	318,742
Power Assets Holdings Ltd.	16,000	138,568
		1,426,059
		6,892,549
Ireland (1.4%):
Consumer Discretionary (0.1%):
WPP PLC	8,438	156,578

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.2%):
Kerry Group PLC	2,209	$213,546

Financials (0.1%):
Bank of Ireland Group PLC (a)	13,283	108,707

Industrials (0.5%):
Experian PLC	13,088	262,854
Pentair PLC	3,190	216,793
		479,647
Information Technology (0.3%):
Accenture PLC, Class A	2,006	270,950

Materials (0.2%):
CRH PLC	4,884	185,641
		1,415,069
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM	29,086	203,686

Information Technology (0.2%):
Check Point Software Technologies Ltd. (a)	1,657	188,931
		392,617
Italy (2.2%):
Consumer Discretionary (0.4%):
Ferrari NV	1,428	157,766
Luxottica Group SpA	3,045	170,176
Prada SpA	34,200	119,089
		447,031
Consumer Staples (0.2%):
Davide Campari - Milano SpA	26,911	195,272

Energy (0.2%):
Snam SpA	40,951	197,261

Financials (0.5%):
Assicurazioni Generali SpA	9,321	173,605
Intesa Sanpaolo SpA	46,432	164,180
Mediobanca SpA	14,096	151,260
		489,045
Health Care (0.2%):
Recordati SpA	4,255	196,113

Industrials (0.3%):
Atlantia SpA	6,057	191,194
Finmeccanica SpA	7,401	138,631
		329,825
Telecommunication Services (0.2%):
Telecom Italia SpA (a)	172,318	161,388

Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	35,516	207,429
		2,223,364

See notes to schedules of investments.

Security Description	Shares	Value
Japan (19.8%):
Consumer Discretionary (3.7%):
Aisin Seiki Co. Ltd.	3,300	$173,931
Bridgestone Corp.	4,800	217,837
Denso Corp.	3,900	197,340
Dentsu, Inc.	3,800	166,847
Fuji Heavy Industries Ltd.	4,500	162,386
Honda Motor Co. Ltd.	6,900	204,344
Isuzu Motors Ltd.	11,800	156,375
Koito Manufacturing Co. Ltd.	2,700	169,425
Nissan Motor Co. Ltd.	23,200	229,814
Nitori Holdings Co. Ltd.	900	128,709
Oriental Land Co. Ltd.	3,200	243,861
Panasonic Corp.	12,700	184,049
Sekisui House Ltd.	14,100	237,674
Shimano, Inc.	1,200	159,879
Sony Corp.	4,500	167,425
Sumitomo Electric Industries Ltd.	11,800	192,769
Suzuki Motor Corp.	3,100	162,618
Toyota Industries Corp.	3,200	184,019
Toyota Motor Corp.	3,700	220,665
Yamaha Motor Co. Ltd.	5,600	167,736
		3,727,703
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	9,800	191,279
Asahi Group Holdings Ltd.	4,800	194,372
Japan Tobacco, Inc.	7,300	239,289
Kao Corp.	3,500	205,937
Kirin Holdings Co. Ltd.	8,500	200,053
MEIJI Holdings Co. Ltd.	3,100	245,774
Suntory Beverage & Food Ltd.	4,400	195,929
Uni-Charm Corp.	8,800	201,483
Yakult Honsha Co. Ltd.	2,100	151,373
		1,825,489
Energy (0.2%):
Jxtg Holdings, Inc.	33,200	170,825

Financials (2.2%):
Japan Post Bank Co. Ltd.	18,300	226,087
Japan Post Insurance Co. Ltd.	9,900	212,149
Mitsubishi UFJ Financial Group, Inc.	27,900	181,198
Mizuho Financial Group, Inc.	125,400	219,681
Ms&ad Insurance Group Holdings, Inc.	5,600	180,329
Nomura Holdings, Inc.	29,000	162,386
ORIX Corp.	14,000	225,784
Resona Holdings, Inc.	31,300	160,798
Sompo Japan Nipponkoa Holdings, Inc.	3,900	151,757
Sumitomo Mitsui Financial Group, Inc.	5,500	211,181
The Dai-ichi Life Insurance Co. Ltd.	8,600	154,328
Tokio Marine Holdings, Inc.	4,800	187,802
		2,273,480
Health Care (2.0%):
Astellas Pharma, Inc.	16,500	209,935
Chugai Pharmaceutical Co. Ltd.	3,900	161,879

See notes to schedules of investments.

Security Description	Shares	Value
Eisai Co. Ltd.	4,600	$236,153
Hoya Corp.	3,500	188,983
Kyowa Hakko Kirin Co. Ltd.	9,200	156,509
Olympus Optical Co. Ltd.	4,700	159,159
ONO Pharmaceutical Co. Ltd.	8,500	192,612
Shionogi & Co. Ltd.	3,800	207,749
Sysmex Corp.	2,200	140,396
Tanabe Seiyaku Co. Ltd.	8,000	183,450
Terumo Corp.	5,300	208,448
		2,045,273
Industrials (4.2%):
Ana Holdings, Inc.	5,600	211,985
Central Japan Railway Co.	1,600	280,579
Daikin Industries Ltd.	2,000	202,560
East Japan Railway Co.	2,600	239,988
FANUC Corp.	900	182,304
ITOCHU Corp.	15,200	248,988
Japan Airlines Co. Ltd.	6,000	203,075
Komatsu Ltd.	5,600	159,325
Kubota Corp.	9,100	165,444
Makita Corp.	5,300	213,630
Marubeni Corp.	32,100	219,259
Mitsubishi Corp.	8,700	202,247
Mitsubishi Electric Corp.	10,500	164,065
Mitsui & Co. Ltd.	14,500	214,323
Nidec Corp.	1,600	196,534
Recruit Holdings Co. Ltd.	6,600	142,958
Secom Co. Ltd.	3,300	240,571
SMC Corp.	400	141,107
Sumitomo Corp.	14,900	214,342
Taisei Corp.	4,000	209,759
Toyota Tsusho Corp.	5,400	177,344
		4,230,387
Information Technology (2.4%):
Canon, Inc.	6,400	218,718
FUJIFILM Holdings Corp.	4,800	186,309
Fujitsu Ltd.	19,000	141,162
Hitachi Ltd.	22,000	155,042
Keyence Corp.	400	212,426
Kyocera Corp.	3,500	217,198
Murata Manufacturing Co. Ltd.	1,000	147,009
Nexon Co. Ltd.	5,100	133,087
Nomura Research Institute Ltd.	4,700	183,388
NTT Data Corp.	18,200	194,763
Omron Corp.	3,200	162,972
Renesas Electronics Corp. (a)	7,900	86,085
Seiko Epson Corp.	6,200	150,054
Tokyo Electron Ltd.	800	122,869
Yahoo Japan Corp.	27,800	131,946
		2,443,028
Materials (1.4%):
Asahi Kasei Corp.	14,000	172,340
JFE Holdings, Inc.	6,100	119,143
Mitsubishi Chem Holdings	16,400	156,260

See notes to schedules of investments.

Security Description	Shares	Value
Nippon Paint Co. Ltd.	4,100	$139,388
Nippon Steel & Sumitomo Metal	5,900	135,478
Nitto Denko Corp.	1,900	158,437
Shin-Etsu Chemical Co. Ltd.	2,100	187,770
Sumitomo Chemical Co. Ltd.	25,000	156,208
Toray Industries, Inc.	23,300	226,042
		1,451,066
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	1,200	218,647
Daiwa House Industry Co. Ltd.	6,000	207,182
Mitsubishi Estate Co. Ltd.	10,500	182,590
Mitsui Fudosan Co. Ltd.	8,300	180,002
Sumitomo Realty & Development	6,000	181,584
		970,005
Telecommunication Services (0.9%):
KDDI Corp.	9,200	242,613
Nippon Telegraph & Telephone Corp.	4,900	224,596
NTT DOCOMO, Inc.	11,700	267,308
SoftBank Group Corp.	1,900	153,405
		887,922
		20,025,178
Netherlands (3.0%):
Consumer Staples (0.5%):
Heineken NV	3,025	299,043
Koninklijke Ahold Delhaize NV	8,464	158,243
		457,286
Financials (0.5%):
Aegon NV	23,592	137,397
ING Groep NV	10,875	200,492
NN Group NV	4,423	185,091
		522,980
Industrials (1.2%):
AerCap Holdings NV (a)	4,065	207,762
Koninklijke Philips NV	5,356	221,096
Randstad Holding NV	3,181	196,761
RELX NV	15,351	326,733
Wolters Kluwer NV	5,900	272,594
		1,224,946
Information Technology (0.2%):
ASML Holding NV	1,250	212,797

Materials (0.4%):
AkzoNobel NV	1,802	166,364
Koninklijke DSM NV	2,906	237,859
		404,223
Telecommunication Services (0.2%):
Koninklijke KPN NV	53,507	183,696
		3,005,928
Norway (0.9%):
Consumer Staples (0.4%):
Marine Harvest ASA	7,747	153,237

See notes to schedules of investments.

Security Description	Shares	Value
Orkla ASA, Class A	23,876	$244,982
		398,219
Financials (0.4%):
DNB ASA	9,608	193,668
Gjensidige Forsikring ASA	11,938	207,800
		401,468
Materials (0.1%):
Norsk Hydro ASA	16,756	121,843
		921,530
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,669	190,713

Energy (0.2%):
Galp Energia SGPS SA	13,745	243,576
Utilities (0.2%):
EDP - Energias de Portugal SA	45,567	171,515
		605,804
Singapore (2.1%):
Consumer Discretionary (0.3%):
Genting Singapore PLC	172,500	148,828
Jardine Cycle & Carriage Ltd.	5,500	159,553
		308,381
Consumer Staples (0.2%):
Wilmar International Ltd.	67,600	158,519

Financials (0.8%):
DBS Group Holdings Ltd.	14,300	219,546
Oversea-Chinese Banking Corp. Ltd.	34,000	279,802
United Overseas Bank Ltd.	14,700	254,738
		754,086
Industrials (0.2%):
Keppel Corp. Ltd.	46,400	222,060

Real Estate (0.3%):
CapitaLand Ltd.	78,800	208,026
Global Logistic Properties Ltd.	48,500	118,022
		326,048
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	128,400	348,435
		2,117,529
Spain (4.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	6,844	257,892

Energy (0.2%):
Repsol SA	12,966	238,888

Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA	18,533	165,603
Banco de Sabadell SA	70,014	146,123
Banco Santander SA	24,862	173,558
Bankia SA	30,744	148,239
Bankinter SA	24,887	235,408

See notes to schedules of investments.

Security Description	Shares	Value
CaixaBank SA	28,730	$143,961
Mapfre SA	53,563	174,330
		1,187,222
Health Care (0.2%):
Grifols SA	6,682	194,655

Industrials (0.9%):
Abertis Infraestructuras SA	13,199	266,735
ACS, Actividades de Construccion y Servicios SA	4,561	169,009
Aena SA (c)	1,206	217,706
Ferrovial SA	9,581	210,887
Gamesa Corp. Tecnologica SA	6,469	84,439
		948,776
Information Technology (0.2%):
Amadeus IT Holding SA	3,398	220,826

Telecommunication Services (0.2%):
Telefonica SA	19,317	209,842

Utilities (0.8%):
Endesa SA	8,724	196,663
Gas Natural SDG SA	8,998	199,171
Iberdrola SA	28,994	225,189
Red Electrica Corp. SA	9,960	209,283
		830,306
		4,088,407
Sweden (3.5%):
Consumer Discretionary (0.3%):
Electrolux AB	5,667	192,519
Hennes & Mauritz AB, B Shares (b)	6,379	165,312
		357,831
Financials (1.7%):
Industrivarden AB, A Shares	10,257	273,873
Investor AB, B Shares	5,745	283,863
Lundbergs AB, B Shares	3,649	291,759
Nordea Bank AB	14,796	200,624
Skandinaviska Enskilda Banken AB, Class A	18,186	239,666
Svenska Handelsbanken AB	14,893	224,803
Swedbank AB, A Shares	8,356	231,119
		1,745,707
Industrials (1.2%):
Assa Abloy	10,038	229,313
Atlas Copco AB, Class A	4,607	195,155
Sandvik AB	10,209	176,169
Skanska AB, Class B	8,722	202,142
SKF AB, B Shares	9,003	196,270
Volvo AB, Class B	9,159	176,611
		1,175,660
Information Technology (0.2%):
Hexagon AB, B Shares	3,419	169,522

See notes to schedules of investments.

Security Description	Shares	Value
Materials (0.1%):
Boliden AB	3,689	$124,915
		3,573,635
Switzerland (7.5%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	2,020	184,661
Garmin Ltd.	3,460	186,736
The Swatch Group AG, B shares	442	183,904
		555,301
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	3	208,088
Coca-Cola HBC AG	5,643	190,902
Nestle SA, Registered Shares	3,186	266,899
		665,889
Financials (1.8%):
Chubb Ltd.	2,496	355,805
Julius Baer Group Ltd.	3,328	196,978
Partners Group Holding AG	471	319,644
Swiss Life Holding AG	681	239,943
Swiss Re AG	2,964	268,508
UBS Group AG, Registered Shares	10,743	183,655
Zurich Insurance Group AG	907	276,757
		1,841,290
Health Care (1.0%):
Lonza Group AG, Registered Shares	688	180,510
Novartis AG	2,812	240,796
Roche Holding AG	895	228,534
Sonova Holding AG, Registered Shares	1,422	241,333
Straumann Holding AG	249	159,982
		1,051,155
Industrials (1.8%):
ABB Ltd.	9,785	241,972
Adecco SA, Registered Shares	2,842	221,348
Geberit AG	550	260,257
Kuehne + Nagel International AG	1,488	275,590
Schindler Holding AG	1,251	276,406
SGS SA	129	309,541
Wolseley PLC	3,667	240,543
		1,825,657
Information Technology (0.4%):
Stmicroelectronics NV	6,376	123,199
TE Connectivity Ltd.	2,774	230,409
		353,608
Materials (1.0%):
EMS-Chemie Holding AG	330	219,523
Givaudan SA, Registered Shares	119	258,995
Glencore PLC	24,327	111,469
LafargeHolcim Ltd.	3,080	180,072
Sika AG	33	245,600
		1,015,659
Telecommunication Services (0.3%):
Swisscom AG	611	313,168
		7,621,727

See notes to schedules of investments.

Security Description	Shares	Value
United Kingdom (9.9%):
Consumer Discretionary (2.1%):
Burberry Group PLC	6,918	$163,130
Compass Group PLC	11,235	238,283
Delphi Automotive PLC	1,579	155,374
InterContinental Hotels Group PLC	4,467	236,283
ITV PLC	79,182	185,336
Kingfisher PLC	41,687	166,719
Persimmon PLC	4,852	167,848
Sky PLC	39,382	482,791
Taylor Wimpey PLC	65,529	171,641
Whitbread PLC	3,666	184,975
		2,152,380
Consumer Staples (1.4%):
Associated British Foods PLC	4,163	178,092
British American Tobacco PLC	2,915	182,466
Coca-Cola European Partners PLC	5,493	228,619
Diageo PLC	6,876	225,982
Imperial Tobacco Group PLC	4,813	205,319
Reckitt Benckiser Group PLC	2,396	218,708
Unilever PLC	2,654	153,576
		1,392,762
Energy (0.5%):
BP PLC	35,332	225,943
Royal Dutch Shell PLC, Class A	8,627	259,892
		485,835
Financials (2.7%):
3I Group PLC	16,268	198,996
Aon PLC	2,406	351,517
Aviva PLC	36,430	251,122
Hargreaves Lansdown PLC	9,239	183,200
Legal & General Group PLC	73,478	255,861
Lloyds Banking Group PLC	249,319	226,244
London Stock Exchange Group PLC	4,624	237,278
Old Mutual PLC	61,008	158,736
Prudential PLC	9,085	217,454
RSA Insurance Group PLC	28,021	233,890
Schroders PLC	6,190	278,242
Standard Life PLC	31,423	182,506
		2,775,046
Health Care (0.4%):
AstraZeneca PLC	2,064	137,023
Smith & Nephew PLC	15,229	275,043
		412,066
Industrials (1.5%):
Ashtead Group PLC	6,912	166,600
BAE Systems PLC	28,435	240,584
Bunzl PLC	8,726	265,037
CNH Industrial NV	14,566	174,938
International Consolidated Airlines Group SA	18,986	150,971
Intertek Group PLC	2,955	197,243

See notes to schedules of investments.

Security Description	Shares	Value
RELX PLC	15,009	$329,185
		1,524,558
Information Technology (0.3%):
The Sage Group PLC	22,399	209,621
Worldpay Group PLC (c)	18,584	101,338
		310,959
Materials (0.2%):
Anglo American PLC	5,579	100,124
Rio Tinto PLC	2,617	121,773
		221,897
Telecommunication Services (0.1%):
BT Group PLC	28,583	108,721

Utilities (0.7%):
Centrica PLC	77,849	195,045
National Grid PLC	17,647	218,608
SSE PLC	13,254	248,075
		661,728
		10,045,952
United States (0.7%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	1,426	176,254
Fiat Chrysler Automobiles NV (a)	5,730	102,624
		278,878
Health Care (0.4%):
Jazz Pharmaceuticals PLC (a)	813	118,901
Medtronic PLC	3,561	276,939
		395,840
		674,718
Total Common Stocks (Cost $91,289,364)		100,814,526

Rights (0.0%)(d)
Hong Kong (0.0%):(d)
Industrials (0.0%):(d)
China State Construction International Holdings Ltd. Expires 10/04/17 @ HKD 11.33(a)	14,500	93
Total Rights (Cost $—)		93
Investment Companies (0.0%)
United States (0.0%):
JPMorgan U.S. Treasury Plus Money Market Fund, Class L, 0.83% (g)	41,553	41,553
Total Investment Companies (Cost $41,553)		41,553
Collateral for Securities Loaned (1.1%)
United States (1.1%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (h)	977,419	977,419
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (h)	121,364	121,364
Total Collateral for Securities Loaned (Cost $1,098,783)		1,098,783
Total Investments (Cost $92,429,700) — 100.6%		101,954,955

See notes to schedules of investments.

Security Description	Shares	Value
Liabilities in excess of other assets — (0.6)%		(604,981)
NET ASSETS - 100.00%		$101,349,974

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security is on loan.

(c)                                  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $1,464,666 and amounted to 1.4% of net assets.

(d)                                 Amount represents less than 0.05% of net assets.

(e)                                  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of September 30, 2017.

(f)                                   The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of September 30, 2017, illiquid securities were 0.0% of the Fund’s net assets.

(g)                                  Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(h)                                 Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	3	12/15/17	$296,760	$1,403

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2017
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (11.0%):
Coach, Inc.	67,044	$2,700,532
Darden Restaurants, Inc.	56,669	4,464,384
General Motors Co.	109,392	4,417,249
Genuine Parts Co.	56,378	5,392,556
Harley-Davidson, Inc.	88,013	4,243,107
Kohl’s Corp.	47,895	2,186,407
L Brands, Inc.	52,699	2,192,805
Las Vegas Sands Corp.	66,111	4,241,682
Leggett & Platt, Inc.	115,060	5,491,814
Macy’s, Inc.	87,874	1,917,411
Omnicom Group, Inc.	71,789	5,317,411
Target Corp.	53,288	3,144,524
The Gap, Inc.	106,827	3,154,602
The Interpublic Group of Co., Inc.	158,009	3,285,007
VF Corp.	66,994	4,258,809
Viacom, Inc., Class B	93,676	2,607,940
		59,016,240
Consumer Staples (15.8%):
Altria Group, Inc.	80,522	5,106,705
Archer-Daniels-Midland Co.	102,600	4,361,526
Campbell Soup Co.	94,616	4,429,921
Conagra Brands, Inc.	163,326	5,510,619
Costco Wholesale Corp.	27,903	4,584,184
General Mills, Inc.	102,963	5,329,365
Kimberly-Clark Corp.	51,901	6,107,710
PepsiCo, Inc.	81,832	9,118,540
Philip Morris International, Inc.	52,277	5,803,270
The Coca-Cola Co.	221,857	9,985,783
The J.M. Smucker Co.	45,362	4,759,835
The Kraft Heinz Co.	58,986	4,574,364
The Procter & Gamble Co.	89,620	8,153,627
Wal-Mart Stores, Inc.	72,608	5,673,589
		83,499,038
Energy (6.1%):
Chevron Corp.	53,558	6,293,065
Exxon Mobil Corp.	88,084	7,221,126
Marathon Petroleum Corp.	74,613	4,184,297
ONEOK, Inc.	60,409	3,347,263
Phillips 66	65,942	6,040,947
Valero Energy Corp.	66,756	5,135,539
		32,222,237
Financials (16.3%):
American Financial Group, Inc.	60,199	6,227,587
Arthur J. Gallagher & Co.	125,633	7,732,710
BB&T Corp.	108,297	5,083,461
CME Group, Inc.	41,972	5,694,761
CNA Financial Corp.	104,945	5,273,486
Cullen/Frost Bankers, Inc.	42,054	3,991,766
First American Financial Corp.	119,606	5,976,712
Invesco Ltd.	120,468	4,221,199

See notes to schedules of investments.

Security Description	Shares	Value
New York Community Bancorp, Inc.	382,566	$4,931,276
PacWest Bancorp	75,304	3,803,605
People’s United Financial, Inc.	303,714	5,509,372
Principal Financial Group, Inc.	83,764	5,389,376
Prudential Financial, Inc.	46,933	4,989,917
T. Rowe Price Group, Inc.	52,217	4,733,471
W.R. Berkley Corp.	104,811	6,995,086
Wells Fargo & Co.	96,613	5,328,207
		85,881,992
Health Care (3.7%):
AbbVie, Inc.	81,356	7,229,294
Cardinal Health, Inc.	51,798	3,466,322
Pfizer, Inc.	233,104	8,321,813
		19,017,429
Industrials (9.9%):
Cummins, Inc.	27,234	4,576,129
Eaton Corp. PLC	74,274	5,703,500
Emerson Electric Co.	83,787	5,265,175
Fastenal Co.	82,734	3,771,016
General Electric Co.	234,411	5,668,058
KAR Auction Services, Inc.	103,683	4,949,826
Macquarie Infrastructure Corp.	67,262	4,854,971
Nielsen Holdings PLC	111,116	4,605,758
TransDigm Group, Inc.	12,473	3,188,722
W.W. Grainger, Inc.	20,064	3,606,504
Watsco, Inc.	36,504	5,879,699
		52,069,358
Information Technology (8.6%):
CA, Inc.	103,644	3,459,637
Cisco Systems, Inc.	166,016	5,583,118
HP, Inc.	210,640	4,204,374
Intel Corp.	168,921	6,432,512
International Business Machines Corp.	43,097	6,252,513
Maxim Integrated Products, Inc.	87,077	4,154,444
Paychex, Inc.	98,444	5,902,702
QUALCOMM, Inc.	67,535	3,501,014
Seagate Technology PLC	60,147	1,995,076
Xerox Corp.	90,185	3,002,259
		44,487,649
Materials (2.3%):
International Paper Co.	77,991	4,431,449
LyondellBasell Industries NV, Class A	46,369	4,592,849
Nucor Corp.	55,419	3,105,681
		12,129,979
Telecommunication Services (2.8%):
AT&T, Inc.	160,913	6,302,962
CenturyLink, Inc.(a)	161,101	3,044,809
Verizon Communications, Inc.	107,306	5,310,574
		14,658,345

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (22.9%):
Alliant Energy Corp.	168,612	$7,009,201
Ameren Corp.	128,983	7,460,377
Avangrid, Inc.	131,374	6,229,755
CenterPoint Energy, Inc.	230,117	6,721,718
Consolidated Edison, Inc.	93,803	7,568,026
Dominion Resources, Inc.	83,194	6,400,114
DTE Energy Co.	74,018	7,946,572
Eversource Energy	129,073	7,801,172
Exelon Corp.	159,108	5,993,598
MDU Resources Group, Inc.	174,494	4,528,119
OGE Energy Corp.	200,115	7,210,143
PG&E Corp.	102,335	6,967,990
Pinnacle West Capital Corp.	89,992	7,609,724
PPL Corp.	224,227	8,509,416
SCANA Corp.	70,448	3,416,024
WEC Energy Group, Inc.	115,009	7,220,265
Westar Energy, Inc.	119,532	5,928,787
Xcel Energy, Inc.	164,831	7,799,803
		122,320,804
Total Common Stocks (Cost $503,782,781)		525,303,071

Investment Companies (0.4%)
JPMorgan U.S. Treasury Plus Money Market Fund, Class L , 0.83%(b)	2,186,740	2,186,740
Total Investment Companies (Cost $2,186,740)		2,186,740

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(c)	2,231,784	2,231,784
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(c)	277,116	277,116
Total Collateral for Securities Loaned (Cost $2,508,900)		2,508,900
Total Investments (Cost $508,478,421) — 100.3%		529,998,711
Liabilities in excess of other assets — (0.3)%		(1,422,132)
NET ASSETS - 100.00%		$528,576,579

(a)                   All or a portion of this security is on loan.

(b)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedules of investments.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	19	12/15/17	$2,390,295	$23,506

See notes to schedules of investments.

Victory Portfolios II		Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF		September 30, 2017
		(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Banks (16.0%):
1st Source Corp.	1,525	$77,470
Ameris Bancorp	1,383	66,384
Banc of California, Inc.	2,176	45,152
BancFirst Corp.	1,291	73,264
BancorpSouth, Inc.	2,296	73,587
Banner Corp.	1,263	77,397
Berkshire Hills Bancorp, Inc.	2,450	94,937
Boston Private Financial Holdings, Inc.	4,039	66,845
Brookline BanCorp, Inc.	4,545	70,448
Capital Bank Financial Corp., Class A	2,192	89,981
Cathay General Bancorp	1,874	75,335
Centerstate Banks, Inc.	3,054	81,847
Central Pacific Financial Corp.	1,990	64,038
City Holding Co.	1,086	78,094
Columbia Banking System, Inc.	1,851	77,946
Community Bank System, Inc.	1,318	72,820
Customers BanCorp, Inc.(a)	2,420	78,940
CVB Financial Corp.	3,189	77,078
Eagle Bancorp, Inc.(a)	1,159	77,711
Enterprise Financial Services Corp.	1,702	72,080
FB Financial Corp.(a)	1,348	50,847
Fcb Financial Holdings, Inc.(a)	1,728	83,461
First Busey Corp.	2,610	81,850
First Commonwealth Financial Corp.	5,168	73,024
First Financial Bancorp	2,274	59,465
First Financial Bankshares, Inc.(b)	1,568	70,874
First Interstate BancSystem, Inc., Class A	1,891	72,331
First Merchants Corp.	1,859	79,807
First Midwest Bancorp, Inc.	3,452	80,846
Glacier Bancorp, Inc.	2,008	75,822
Great Western BanCorp, Inc.	1,701	70,217
Hanmi Financial Corp.	2,306	71,371
Heartland Financial USA, Inc.	1,497	73,952
Hilltop Holdings, Inc.	2,827	73,502
Hope Bancorp, Inc.	3,849	68,166
Independent Bank Corp.	883	65,916
Independent Bank Group, Inc.	939	56,622
International Bancshares Corp.	1,664	66,726
Lakeland BanCorp, Inc.	3,347	68,279
Lakeland Financial Corp.	1,537	74,883
LegacyTexas Financial Group, Inc.	1,499	59,840
Live Oak Bancshares, Inc.	2,462	57,734
Mainsource Financial Group, Inc.	2,077	74,481
National Bank Holdings Corp.	2,256	80,517
NBT Bancorp, Inc.	2,103	77,222
Old National Bancorp	4,351	79,623
Pacific Premier Bancorp, Inc.(a)	1,561	58,928
Park National Corp.	738	79,697
Renasant Corp.	1,871	80,266
S&T Bancorp, Inc.	1,732	68,553
Sandy Spring BanCorp	1,880	77,907
Seacoast Banking Corp. of Florida(a)	2,788	66,605
ServisFirst Bancshares, Inc.	1,738	67,521

See notes to schedules of investments.

Security Description	Shares	Value
Simmons First National Corp., Class A	1,295	$74,981
South State Corp.	934	84,106
Southside Bancshares, Inc.	2,033	73,920
State Bank Financial Corp.	2,614	74,891
TCF Financial Corp.	4,065	69,268
Tompkins Financial Corp.	825	71,066
Towne Bank	2,276	76,246
Trico Bancshares	1,993	81,215
Trustmark Corp.	2,472	81,872
Union Bankshares Corp.	1,935	68,306
United Community Banks, Inc.	2,512	71,692
Valley National Bancorp	6,382	76,903
Washington Trust BanCorp, Inc.	1,280	73,280
WesBanco, Inc.	1,772	72,687
Westamerica BanCorp	1,393	82,938
		4,971,580
Capital Markets (2.1%):
Artisan Partners Asset Management, Class A	2,190	71,394
Cohen & Steers, Inc.	2,473	97,659
Evercore Partners, Inc., Class A	1,030	82,658
Federated Investors, Inc., Class B	3,006	89,278
Financial Engines, Inc.	1,694	58,867
Houlihan Lokey, Inc.	1,903	74,464
Moelis & Co., Class A	1,488	64,058
Waddell & Reed Financial, Inc., Class A	3,089	61,996
WisdomTree Investments, Inc.	4,966	50,554
		650,928
Consumer Discretionary (15.3%):
Adtalem Global Education, Inc.	1,714	61,447
American Axle & Manufacturing Holdings, Inc.(a)	3,083	54,199
American Eagle Outfitters, Inc.	3,002	42,929
American Outdoor Brands Corp.(a)(b)	3,062	46,696
Asbury Automotive Group, Inc.(a)	970	59,268
Big Lots, Inc.	1,299	69,588
BJ’s Restaurants, Inc.(a)	1,966	59,865
Bob Evans Farms, Inc.	656	50,847
Bojangles’, Inc.(a)	3,418	46,143
Boyd Gaming Corp.	2,447	63,744
Brinker International, Inc.	1,985	63,242
Buffalo Wild Wings, Inc.(a)	521	55,070
Capella Education Co.	774	54,296
Cavco Industries, Inc.(a)	394	58,135
Century Communities, Inc.(a)	2,728	67,382
Chico’s FAS, Inc.	4,844	43,354
Cooper Tire & Rubber Co.(b)	1,608	60,139
Cooper-Standard Holding(a)	613	71,090
Core-Mark Holding Co., Inc.	1,414	45,446
Dave & Buster’s Entertainment, Inc.(a)	1,369	71,845
Del Taco Restaurants, Inc.(a)	4,309	66,100
Denny’s Corp.(a)	5,663	70,504
Dick’s Sporting Goods, Inc.	1,202	32,466
Dineequity, Inc.	1,308	56,218
Dorman Products, Inc.(a)	839	60,089
DSW, Inc., Class A	1,976	42,444

See notes to schedules of investments.

Security Description	Shares	Value
Duluth Holdings, Inc.(a)	1,781	$36,136
Entravision Communications Corp.	8,133	46,358
Ethan Allen Interiors, Inc.	1,441	46,688
Five Below, Inc.(a)	1,030	56,526
Fox Factory Holding Corp.(a)	1,428	61,547
GameStop Corp., Class A	2,169	44,812
Gentherm, Inc.(a)	1,548	57,508
Group 1 Automotive, Inc.	743	53,838
Haverty Furniture Cos., Inc.	1,865	48,770
Helen of Troy Ltd.(a)	730	70,737
HSN, Inc.	1,001	39,089
Installed Building Products, Inc.(a)	919	59,551
International Speedway Corp., Class A	2,285	82,260
iRobot Corp.(a)	356	27,433
Jack in the Box, Inc.	810	82,555
KB Home	3,079	74,265
La-Z-Boy, Inc.	1,462	39,328
LCI Industries	509	58,968
Lgi Homes, Inc.(a)	939	45,607
Lithia Motors, Inc.	408	49,086
M/I Homes, Inc.(a)	2,796	74,737
Malibu Boats, Inc., Class A(a)	1,876	59,356
Marcus Corp.	2,460	68,142
MDC Holdings, Inc.	1,993	66,188
Meredith Corp.	1,105	61,328
Meritage Homes Corp.(a)	1,540	68,376
Monro Muffler Brake, Inc.	1,006	56,386
Motorcar Parts of America, Inc.(a)	1,855	54,648
MSG Networks, Inc., Class A(a)	2,823	59,848
Nautilus, Inc.(a)	2,187	36,960
Nexstar Broadcasting Group, Inc., Class A(b)	873	54,388
Nutrisystem, Inc.	691	38,627
Office Depot, Inc.	6,999	31,775
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,266	58,742
Papa John’s International, Inc.	881	64,375
Penn National Gaming, Inc.(a)	2,259	52,838
PetMed Express, Inc.	924	30,631
Planet Fitness, Inc., Class A	2,555	68,934
Regal Entertainment Group, Class A	3,671	58,736
Ruth’s Hospitality Group, Inc.	3,597	75,357
Sally Beauty Holdings, Inc.(a)	2,701	52,886
Shake Shack, Inc., Class A(a)	1,706	56,690
Sonic Corp.(b)	2,783	70,827
Standard Motor Products, Inc.	1,663	80,240
Steven Madden Ltd.(a)	1,696	73,437
Strayer Education, Inc.	688	60,042
Sturm Ruger & Co.(b)	1,110	57,387
Taylor Morrison Home Corp., Class A(a)	3,225	71,111
The Buckle, Inc.	2,338	39,395
The Cheesecake Factory, Inc.	1,600	67,392
The Children’s Place, Inc.(b)	373	44,070
The Tile Shop Holdings, Inc.	1,993	25,311
TRI Pointe Group, Inc.(a)	5,524	76,287
Unifi, Inc.(a)	1,775	63,243
Universal Electronics, Inc.(a)	873	55,348

See notes to schedules of investments.

Security Description	Shares	Value
Urban Outfitters, Inc.(a)	1,640	$39,196
Wingstop, Inc.	1,788	59,451
Winnebago Industries, Inc.	1,109	49,628
World Wrestling Entertainment, Inc.(b)	3,064	72,156
		4,808,077
Consumer Finance (0.2%):
Nelnet, Inc., Class A	1,174	59,287

Consumer Staples (4.3%):
Amplify Snack Brands, Inc.(a)(b)	4,171	29,572
B&G Foods, Inc.(b)	1,758	55,992
Calavo Growers, Inc.(b)	851	62,293
Darling Ingredients, Inc.(a)	3,134	54,908
Energizer Holdings, Inc.	1,433	65,990
Farmer Brothers Co.(a)	1,566	51,443
Fresh Del Monte Produce, Inc.	1,157	52,597
Inter Parfums, Inc.	1,798	74,168
J&J Snack Foods Corp.	755	99,133
John B. Sanfilippo & Son, Inc.	1,024	68,925
Medifast, Inc.	1,104	65,544
Mgp Ingredients, Inc.(b)	829	50,262
Performance Food Group Co.(a)	2,427	68,563
PriceSmart, Inc.	790	70,507
SpartanNash Co.	2,124	56,010
Sprouts Farmers Markets, Inc.(a)	2,216	41,594
The Boston Beer Co., Inc.(a)	363	56,701
Tootsie Roll Industries, Inc.(b)	2,329	88,502
United Natural Foods, Inc.(a)	1,502	62,468
USANA Health Sciences, Inc.(a)	842	48,583
WD-40 Co.	728	81,463
Weis Markets, Inc.	1,117	48,590
		1,353,808
Energy (0.6%):
Diamond Offshore Drilling, Inc.(a)(b)	2,741	39,745
Matador Resources Co.(a)	1,661	45,096
Rex American Resources Corp.(a)	602	56,486
World Fuel Services Corp.	1,433	48,593
		189,920
Health Care (7.4%):
Abaxis, Inc.	1,162	51,883
Almost Family, Inc.(a)	985	52,895
Amedisys, Inc.(a)	889	49,748
AMN Healthcare Services, Inc.(a)	1,500	68,550
Anika Therapeutics, Inc.(a)	1,161	67,338
Atrion Corp.	99	66,528
Biotelemetry, Inc.(a)	1,021	33,693
Cambrex Corp.(a)	919	50,545
Corcept Therapeutics, Inc.(a)	1,766	34,084
CorVel Corp.(a)	1,380	75,072
CryoLife, Inc.(a)	1,833	41,609
Eagle Pharmaceuticals, Inc.(a)	473	28,210
Emergent Biosolutions, Inc.(a)	1,491	60,311
Globus Medical, Inc.(a)	2,297	68,267

See notes to schedules of investments.

Security Description	Shares	Value
Halyard Health, Inc.(a)	1,561	$70,292
HealthEquity, Inc.(a)	944	47,748
Heska Corp.(a)	397	34,972
HMS Holdings Corp.(a)	3,535	70,206
Innoviva, Inc.(a)(b)	3,379	47,711
Inogen, Inc.(a)	627	59,628
Landauer, Inc.	827	55,657
Lantheus Holdings, Inc.(a)	1,423	25,329
Lemaitre Vascular, Inc.	844	31,582
LHC Group, Inc.(a)	861	61,062
LifePoint Health, Inc.(a)	1,308	75,733
Magellan Health, Inc.(a)	770	66,451
Meridian Bioscience, Inc.	2,669	38,167
Merit Medical Systems, Inc.(a)	1,365	57,808
MiMedx Group, Inc.(a)	2,363	28,072
National Healthcare Corp.	1,653	103,429
Neogen Corp.(a)	1,065	82,495
OraSure Technologies, Inc.(a)	1,678	37,755
Owens & Minor, Inc.	2,911	85,001
Phibro Animal Health Corp., Class A	1,641	60,799
Prestige Brands Holdings, Inc.(a)	1,660	83,149
Quality Systems, Inc.(a)	4,002	62,951
Repligen Corp.(a)	1,197	45,869
Select Medical Holdings Corp.(a)	2,504	48,077
Supernus Pharmaceuticals, Inc.(a)	793	31,720
The Ensign Group, Inc.	2,504	56,565
Tivity Health, Inc.(a)	1,333	54,386
US Physical Therapy, Inc.	1,015	62,372
		2,333,719
Industrials (24.2%):
AAON, Inc.	1,799	62,021
AAR Corp.	2,054	77,601
Acco Brands Corp.(a)	4,654	55,383
Actuant Corp., Class A	2,233	57,165
Aegion Corp.(a)	1,775	41,322
Alamo Group, Inc.	857	92,017
Albany International Corp., Class A	1,291	74,103
Allegiant Travel Co.	457	60,187
Altra Industrial Motion Corp.	1,241	59,692
American Railcar Industries, Inc.	1,442	55,661
American Woodmark Corp.(a)	668	64,295
Apogee Enterprises, Inc.	1,119	54,003
Applied Industrial Technologies, Inc.	1,249	82,184
Argan, Inc.	693	46,604
Armstrong World Industries, Inc.(a)	1,194	61,193
Astec Industries, Inc.	1,149	64,355
Astronics Corp.(a)	2,004	59,619
Atkore International Group, Inc.(a)	2,069	40,366
Axon Enterprise, Inc.(a)	2,690	60,982
AZZ, Inc.	1,081	52,645
BMC Stock Holdings, Inc.(a)	2,695	57,538
Brady Corp., Class A	2,253	85,500
Builders FirstSource, Inc.(a)	2,578	46,378
Comfort Systems USA, Inc.	1,524	54,407

See notes to schedules of investments.

Security Description	Shares	Value
Continental Building Products, Inc.(a)	2,200	$57,200
CSW Industrials, Inc.(a)	1,739	77,124
Dycom Industries, Inc.(a)	469	40,278
Encore Wire Corp.	1,318	59,013
EnerSys	858	59,348
Ennis, Inc.	3,172	62,330
ESCO Technologies, Inc.	1,059	63,487
Esterline Technologies Corp.(a)	595	53,639
Exponent, Inc.	1,038	76,708
Federal Signal Corp.	3,743	79,651
Forward Air Corp.	1,317	75,372
Franklin Electric Co., Inc.	1,425	63,911
GATX Corp.	1,132	69,686
Generac Holdings, Inc.(a)	1,415	64,990
Global Brass & Copper Holdings, Inc.	1,757	59,387
Gms, Inc.(a)	1,627	57,596
Gorman-Rupp Co.	1,651	53,773
Griffon Corp.	2,823	62,671
H&E Equipment Services, Inc.	1,453	42,428
Hawaiian Holdings, Inc.(a)	1,044	39,202
Heartland Express, Inc.	3,463	86,852
Herman Miller, Inc.	1,956	70,220
Hillenbrand, Inc.	2,380	92,464
HNI Corp.	1,330	55,155
Hub Group, Inc., Class A(a)	1,074	46,128
Hyster-Yale Materials Handling, Inc., Class A	688	52,591
ICF International, Inc.(a)	1,029	55,515
Innerworkings, Inc.(a)	5,557	62,516
Insperity, Inc.	573	50,424
Interface, Inc.	3,529	77,285
John Bean Technologies Corp.	744	75,218
Kadant, Inc.	563	55,484
Kaman Corp., Class A	1,722	96,053
Kelly Services, Inc., Class A	3,135	78,657
Kimball International, Inc., Class B	4,044	79,950
Klx, Inc.(a)	1,226	64,892
Knoll, Inc.	2,973	59,460
Korn/Ferry International	2,159	85,129
Lindsay Corp.	899	82,618
Lydall, Inc.(a)	1,070	61,311
Marten Transport Ltd.	3,454	70,980
Masonite International Corp.(a)	686	47,471
Matson, Inc.	1,408	39,677
Matthews International Corp., Class A	1,278	79,556
McGrath RentCorp	1,434	62,738
Mercury Systems, Inc.(a)	1,189	61,685
Meritor, Inc.(a)	2,590	67,366
Mistras Group, Inc.(a)	2,398	49,159
Mobile Mini, Inc.	1,677	57,773
Moog, Inc., Class A(a)	867	72,334
MSA Safety, Inc.	819	65,119
Mueller Industries, Inc.	1,737	60,708
Mueller Water Products, Inc., Class A	4,964	63,539
Multi-Color Corp.	953	78,098
National Presto Industries, Inc.	707	75,260

See notes to schedules of investments.

Security Description	Shares	Value
Navigant Consulting, Inc.(a)	3,433	$58,086
NCI Building Systems, Inc.(a)	3,801	59,296
Nv5 Global, Inc.(a)	977	53,393
On Assignment, Inc.(a)	1,357	72,844
Park-Ohio Holdings Corp.	1,276	58,186
Patrick Industries, Inc.(a)	640	53,824
PGT, Inc.(a)	4,092	61,175
Primoris Services Corp.	2,085	61,341
Proto Labs, Inc.(a)	724	58,137
Quad/Graphics, Inc.	2,324	52,546
Raven Industries, Inc.	1,559	50,512
RBC Bearings, Inc.(a)	656	82,098
Rexnord Corp.(a)	2,759	70,106
RPX Corp.(a)	4,130	54,846
Rush Enterprises, Inc., Class A(a)	1,435	66,426
Saia, Inc.(a)	937	58,703
Simpson Manufacturing Co., Inc.	2,118	103,866
SP Plus Corp.(a)	1,530	60,435
Spirit Airlines, Inc.(a)	1,341	44,803
Standex International Corp.	699	74,234
Steelcase, Inc., Class A	3,932	60,553
Sun Hydraulics Corp.	1,179	63,666
Sunrun, Inc.(a)	5,021	27,867
Tetra Tech, Inc.	1,451	67,544
The Advisory Board Co.(a)	971	52,070
The Greenbrier Cos., Inc.(b)	1,043	50,220
Thermon Group Holdings, Inc.(a)	3,429	61,688
Trex Co., Inc.(a)	711	64,040
Trinet Group, Inc.(a)	1,409	47,371
TrueBlue, Inc.(a)	2,626	58,954
Tutor Perini Corp.(a)	1,630	46,292
UniFirst Corp.	634	96,050
Universal Forest Products, Inc.	622	61,056
US Ecology, Inc.	1,266	68,111
Vse Corp.	1,118	63,569
Wabash National Corp.	1,981	45,206
WageWorks, Inc.(a)	1,000	60,700
Watts Water Technologies, Inc., Class A	1,227	84,908
Welbilt, Inc.(a)	3,599	82,957
Werner Enterprises, Inc.	1,820	66,521
		7,506,600
Information Technology (12.6%):
Acacia Communications, Inc.(a)	599	28,213
ADTRAN, Inc.	3,113	74,712
Advanced Energy Industries, Inc.(a)	746	60,247
Alarm.com Holdings, Inc.(a)	1,354	61,174
Ambarella, Inc.(a)(b)	1,087	53,274
Anixter International, Inc.(a)	801	68,085
Applied Optoelectronics, Inc.(a)(b)	293	18,948
AVX Corp.	4,365	79,574
Axcelis Technologies, Inc.(a)	1,780	48,683
Badger Meter, Inc.	1,366	66,934
Barracuda Networks, Inc.(a)	1,823	44,171
Benchmark Electronics, Inc.(a)	2,254	76,974

See notes to schedules of investments.

Security Description	Shares	Value
Brooks Automation, Inc.	1,517	$46,056
Cabot Microelectronics Corp.	981	78,411
Cass Information Systems, Inc.	1,123	71,243
CEVA, Inc.(a)	1,210	51,788
Cohu, Inc.	2,085	49,706
Control4 Corp.(a)	1,398	41,185
Convergys Corp.	3,013	78,007
CSG Systems International, Inc.	1,252	50,205
CTS Corp.	2,572	61,985
Diodes, Inc.(a)	1,965	58,812
Ebix, Inc.	1,101	71,841
Electronics For Imaging, Inc.(a)	491	20,956
Ellie Mae, Inc.(a)	534	43,857
ePlus, Inc.(a)	869	80,339
ExlService Holdings, Inc.(a)	1,626	94,827
Finisar Corp.(a)	1,349	29,907
Forrester Research, Inc.	1,512	63,277
Ichor Holdings Ltd.(a)	1,207	32,348
II-VI, Inc.(a)	929	38,228
Insight Enterprises, Inc.(a)	991	45,507
InterDigital, Inc.	778	57,378
IXYS Corp.(a)	1,373	32,540
Kimball Electronics, Inc.(a)	3,113	67,396
Manhattan Associates, Inc.(a)	1,278	53,126
ManTech International Corp., Class A	1,431	63,179
MaxLinear, Inc., Class A(a)	2,129	50,564
Mesa Laboratories, Inc.	405	60,475
Methode Electronics, Inc.	1,469	62,212
MicroStrategy, Inc., Class A(a)	305	38,952
MoneyGram International, Inc.(a)	2,850	45,914
MTS Systems Corp.	1,113	59,490
Nanometrics, Inc.(a)	1,722	49,594
NETGEAR, Inc.(a)	1,101	52,408
NIC, Inc.	3,603	61,792
Novanta, Inc.(a)	1,441	62,828
Oclaro, Inc.(a)	3,243	27,987
OSI Systems, Inc.(a)	811	74,101
PC Connection, Inc.	2,695	75,972
PDF Solutions, Inc.(a)	2,466	38,198
Perficient, Inc.(a)	3,771	74,176
Photronics, Inc.(a)	5,078	44,940
Plantronics, Inc.	1,247	55,142
Plexus Corp.(a)	1,546	86,700
Power Integrations, Inc.	668	48,898
Qualys, Inc.(a)	1,030	53,354
Rogers Corp.(a)	428	57,044
Rudolph Technologies, Inc.(a)	2,189	57,571
Sanmina Corp.(a)	1,421	52,790
ScanSource, Inc.(a)	1,829	79,836
Semtech Corp.(a)	1,504	56,475
Shutterstock, Inc.(a)	1,160	38,616
SPS Commerce, Inc.(a)	776	44,007
Super Micro Computer, Inc.(a)	2,155	47,625
Sykes Enterprises, Inc.(a)	1,724	50,272
Synaptics, Inc.(a)	972	38,083

See notes to schedules of investments.

Security Description	Shares	Value
The Trade Desk, Inc., Class A(a)	498	$30,632
Ultra Clean Holdings, Inc.(a)	1,327	40,633
Viavi Solutions, Inc.(a)	4,991	47,215
Virtusa Corp.(a)	1,089	41,142
Web.com Group, Inc.(a)	1,712	42,800
		3,911,531
Insurance (3.6%):
AMERISAFE, Inc.	1,153	67,105
AmTrust Financial Services, Inc.	2,027	27,283
Employers Holdings, Inc.	1,915	87,037
FBL Financial Group, Inc., Class A	858	63,921
Horace Mann Educators Corp.	2,232	87,829
Infinity Property & Casualty Corp.	903	85,063
National Western Life Group, Inc., Class A	238	83,062
ProAssurance Corp.	1,639	89,571
RLI Corp.	1,326	76,059
Safety Insurance Group, Inc.	1,466	111,856
Selective Insurance Group, Inc.	1,600	86,160
Stewart Information Services	2,116	79,900
The Navigators Group, Inc.	1,645	95,986
United Fire Group, Inc.	1,706	78,169
		1,119,001
Materials (5.1%):
American Vanguard Corp.	2,111	48,342
Balchem Corp.	1,011	82,184
Boise Cascade Co.(a)	1,607	56,084
Chase Corp.	642	71,519
Clearwater Paper Corp.(a)	1,024	50,432
Deltic Timber Corp.	609	53,854
Domtar Corp.	1,640	71,160
Futurefuel Corp.	3,873	60,961
Greif, Inc., Class A	895	52,393
H.B. Fuller Co.	1,513	87,846
Innophos Holdings, Inc.	1,056	51,945
Innospec, Inc.	1,148	70,774
Kaiser Aluminum Corp.	624	64,359
KapStone Paper and Packaging Corp.	2,067	44,420
Kmg Chemicals, Inc.	894	49,063
Koppers Holdings, Inc.(a)	1,336	61,656
Kronos Worldwide, Inc.	1,788	40,820
Materion Corp.	1,522	65,675
Minerals Technologies, Inc.	1,088	76,867
Neenah Paper, Inc.	1,063	90,939
Quaker Chemical Corp.	513	75,898
Rayonier Advanced Materials, Inc.(b)	2,342	32,085
Schweitzer-Mauduit International, Inc.	1,913	79,313
Stepan Co.	748	62,578
Tredegar Corp.	2,513	45,234
Trinseo SA	762	51,130
		1,597,531
Real Estate (1.0%):
HFF, Inc., Class A	1,490	58,944
Marcus & Millichap, Inc.(a)	2,659	71,766

See notes to schedules of investments.

Security Description	Shares	Value
Re/Max Holdings, Inc.	1,028	$65,329
St. Joe Co.(a)	3,870	72,950
The Rmr Group, Inc.	999	51,299
		320,288
Telecommunication Services (0.5%):
Atn International, Inc.	781	41,159
Cogent Communications Holdings, Inc.	1,468	71,785
Iridium Communications, Inc.(a)(b)	4,434	45,670
		158,614
Thrifts & Mortgage Finance (3.6%):
Astoria Financial Corp.	3,310	71,165
Beneficial Bancorp, Inc.	4,650	77,190
BofI Holding, Inc.(a)(b)	1,817	51,730
Capitol Federal Financial, Inc.	7,617	111,969
Flagstar BanCorp, Inc.(a)	1,948	69,115
Kearny Financial Corp.	5,486	84,210
LendingTree, Inc.(a)	172	42,045
Meridian BanCorp, Inc.	4,218	78,666
Northwest Bancshares, Inc.	5,780	99,821
Pennymac Financial Services, Inc.(a)	3,348	59,594
Provident Financial Services, Inc.	3,356	89,505
United Financial Bancorp, Inc.	3,827	69,996
Walker & Dunlop, Inc.(a)	917	47,987
Washington Federal, Inc.	2,435	81,938
WSFS Financial Corp.	1,576	76,830
		1,111,761
Utilities (3.3%):
8point3 Energy Partners, LP(b)	4,489	67,470
American States Water Co.	1,581	77,864
California Water Service Group	1,978	75,461
Chesapeake Utilities Corp.	1,186	92,805
Connecticut WTR Service, Inc.	1,273	75,489
MGE Energy, Inc.	1,177	76,034
Middlesex Water Co.	1,539	60,437
NorthWestern Corp.	2,175	123,844
Ormat Technologies, Inc.	1,448	88,400
Otter Tail Corp.	2,082	90,255
SJW Corp.	997	56,430
Spark Energy, Inc.	2,067	31,005
Unitil Corp.	2,023	100,058
Vivint Solar, Inc.(a)	6,206	21,100
		1,036,652
Total Common Stocks (Cost $28,618,783)		31,129,297

Collateral for Securities Loaned (3.1%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	868,967	868,967

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	107,898	$107,898
Total Collateral for Securities Loaned (Cost $976,865)		976,865
Total Investments (Cost $29,595,648) — 102.9%		32,106,162
Liabilities in excess of other assets — (2.9)%		(902,375)
NET ASSETS - 100.00%		$31,203,787

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	1	12/15/17	$74,645	$4,606

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2017
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Australia (4.5%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	1,540	$25,361

Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	2,032	21,815
Wesfarmers Ltd.	1,086	35,199
Woolworths Ltd.	1,792	35,427
		92,441
Energy (0.2%):
Woodside Petroleum Ltd.	1,398	31,903

Financials (1.8%):
Asx Ltd.	948	38,978
Australia & New Zealand Banking Group Ltd.	1,342	31,151
Commonwealth Bank of Australia	592	34,935
Insurance Australia Group Ltd.	5,603	27,989
Macquarie Group Ltd.	505	36,007
National Australia Bank Ltd.	1,370	33,842
QBE Insurance Group Ltd.	2,656	20,849
Suncorp Group Ltd.	2,965	30,343
Westpac Banking Corp.	1,263	31,615
		285,709
Health Care (0.3%):
CSL Ltd.	226	23,742
Ramsay Health Care Ltd.	540	26,373
		50,115
Industrials (0.4%):
Brambles Ltd.	2,474	17,461
Cimic Group Ltd.	768	26,626
Qantas Airways Ltd.	4,994	22,832
		66,919
Materials (0.7%):
Amcor Ltd.	2,859	34,102
BHP Billiton Ltd.	1,048	21,187
Fortescue Metals Group Ltd.	2,763	11,137
Newcrest Mining Ltd.	1,103	18,182
South32 Ltd.	6,631	17,004
		101,612
Telecommunication Services (0.1%):
Telstra Corp. Ltd.	7,473	20,453

Utilities (0.2%):
AGL Energy Ltd.	1,427	26,152
		700,665
Austria (0.5%):
Financials (0.3%):
Erste Group Bank AG	621	26,820
Raiffeisen Bank International AG (a)	486	16,286
		43,106
Materials (0.2%):
Voestalpine AG	560	28,554
		71,660

See notes to schedules of investments.

Security Description	Shares	Value
Belgium (1.3%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	289	$34,598
Colruyt SA	594	30,421
		65,019
Financials (0.2%):
KBC Groep NV	349	29,572

Health Care (0.1%):
UCB SA	262	18,649

Materials (0.4%):
Solvay SA	233	34,805
Umicore SA	347	28,702
		63,507
Telecommunication Services (0.2%):
Proximus SADP	990	34,111
		210,858
Bermuda (0.3%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	400	25,344

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	4,000	28,800
		54,144
Canada (10.1%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd.	268	33,369
Dollarama, Inc.	316	34,581
Magna International, Inc.	517	27,595
Restaurant Brands International, Inc.	468	29,904
Shaw Communications, Inc., Class B	1,827	42,058
		167,507
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	589	26,863
George Weston Ltd.	592	51,555
Loblaw Cos. Ltd.	870	47,489
Saputo, Inc.	970	33,580
		159,487
Energy (0.5%):
Pembina Pipeline Corp.	1,081	37,934
Suncor Energy, Inc.	955	33,474
		71,408
Financials (3.6%):
Bank of Montreal	602	45,565
Canadian Imperial Bank of Commerce	551	48,215
Great-West Lifeco, Inc.	1,386	39,894
Intact Financial Corp.	706	58,326
Manulife Financial Corp.	1,541	31,262
National Bank of Canada	929	44,715
Power Corp. of Canada	1,550	39,396
Power Financial Corp. (b)	1,486	41,223
Royal Bank of Canada	694	53,702
Sun Life Financial, Inc.	897	35,726

See notes to schedules of investments.

Security Description	Shares	Value
The Bank of Nova Scotia	729	$46,863
The Toronto-Dominion Bank	758	42,682
Thomson Reuters Corp.	802	36,802
		564,371
Industrials (0.8%):
Canadian National Railway Co.	464	38,449
Canadian Pacific Railway Ltd.	230	38,637
Waste Connections, Inc.	635	44,413
		121,499
Information Technology (0.6%):
CGI Group, Inc. (a)	791	41,021
Constellation Software, Inc.	50	27,282
Open Text Corp.	971	31,334
		99,637
Materials (0.9%):
Aginco Eagle Mines Ltd.	323	14,599
Barrick Gold Corp.	938	15,097
CCL Industries, Inc.	623	30,151
Goldcorp, Inc.	1,329	17,257
Potash Corp. of Saskatchewan, Inc.	1,570	30,227
Teck Resources Ltd., Class B	521	10,971
Wheaton Precious Metals Corp.	820	15,643
		133,945
Telecommunication Services (0.7%):
BCE, Inc.	1,271	59,556
TELUS Corp.	1,539	55,363
		114,919
Utilities (0.9%):
Canadian Utilities Ltd., Class A	1,524	47,335
Fortis, Inc.	1,506	54,055
Hydro One Ltd. (c)	2,477	45,108
		146,498
		1,579,271
China (0.2%):
Consumer Discretionary (0.1%):
Brilliance China Automotive Holdings Ltd.	6,000	15,977

Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	15,500	14,386
		30,363
Denmark (2.1%):
Consumer Discretionary (0.1%):
Pandora A/S	135	13,327

Consumer Staples (0.2%):
Carlsberg A/S, Class B	355	38,852

Financials (0.2%):
Danske Bank A/S	990	39,597

Health Care (0.6%):
Coloplast A/S	363	29,464
Genmab A/S (a)	80	17,664
H. Lundbeck A/S	323	18,640

See notes to schedules of investments.

Security Description	Shares	Value
Novo Nordisk A/S, Class B	483	$23,093
		88,861
Industrials (0.4%):
DSV A/S	491	37,148
Vestas Wind Systems A/S	260	23,334
		60,482
Materials (0.4%):
Christian Hansen Holding A/S	327	28,049
Novozymes A/S, B Shares	547	28,073
		56,122
Utilities (0.2%):
Dong Energy A/S (c)	635	36,352
		333,593
Finland (1.1%):
Energy (0.1%):
Neste Oyj	536	23,406

Financials (0.3%):
Sampo Oyj, Class A	776	41,012

Industrials (0.4%):
Kone Oyj, Class B	564	29,861
Wartsila Oyj ABP, Class B	416	29,448
		59,309
Materials (0.3%):
Stora ENSO Oyj, R Shares	1,778	25,110
UPM-Kymmene Oyj	767	20,784
		45,894
		169,621
France (9.7%):
Consumer Discretionary (2.4%):
Accor SA	685	34,029
Christian Dior SE	94	30,099
Cie Generale des Etablissements Michelin	240	35,028
Hermes International	78	39,319
Kering	74	29,476
LVMH Moet Hennessy Louis Vuitton SA	128	35,314
Psa Peugeot Citroen	1,125	26,790
Renault SA	288	28,287
Seb SA	171	31,364
Sodexo SA	304	37,903
Valeo SA	357	26,487
Vivendi Universal SA	1,093	27,668
		381,764
Consumer Staples (0.9%):
Carrefour SA	1,133	22,890
Danone SA	461	36,159
L’Oreal SA	187	39,757
Pernod Ricard SA	322	44,542
		143,348
Energy (0.3%):
Total SA	791	42,482

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.2%):
Amundi SA (c)	311	$25,845
AXA SA	1,063	32,148
BNP Paribas SA	309	24,923
CNP Assurances	1,356	31,778
Credit Agricole SA	1,276	23,193
Natixis SA	2,831	22,650
Societe Generale SA	365	21,367
		181,904
Health Care (0.7%):
BioMerieux	324	26,370
Essilor International SA	204	25,254
Ipsen SA	172	22,858
Sanofi	359	35,642
		110,124
Industrials (2.4%):
Aeroports de Paris	190	30,717
Bollore SA	6,065	30,312
Bureau Veritas SA	1,294	33,391
Compagnie de Saint-Gobain	558	33,249
Dassault Aviation SA	21	33,962
Eiffage SA	307	31,782
Legrand SA	553	39,918
Safran SA	344	35,141
Schneider Electric SA	346	30,108
Thales SA	379	42,900
Vinci SA	327	31,070
		372,550
Information Technology (0.6%):
Atos SE	210	32,573
Cap Gemini SA	288	33,750
Dassault Systemes SA	341	34,492
		100,815
Materials (0.5%):
Air Liquide SA	301	40,143
Arkema SA	256	31,389
		71,532
Telecommunication Services (0.2%):
Iliad SA	124	32,950

Utilities (0.5%):
Electricite de France SA	1,591	19,320
Suez Environnement Co.	1,587	28,967
Veolia Environnement SA	1,259	29,088
		77,375
		1,514,844
Germany (6.9%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	374	37,936
Continental AG	138	35,023
Daimler AG, Registered Shares	508	40,506
Zalando SE (a)(c)	434	21,747
		135,212

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.3%):
Beiersdorf AG	407	$43,785

Financials (1.2%):
Allianz SE	209	46,917
Deutsche Boerse AG	294	31,864
Hannover Rueck SE	307	36,989
Muenchener Rueckversicherungs-Gesellschaft AG	201	42,971
Talanx AG	712	28,781
		187,522
Health Care (0.8%):
Bayer AG	241	32,839
Fresenius Medical Care AG & Co. KGaA	342	33,453
Fresenius SE & Co. KGaA	403	32,505
Merck KGaA	290	32,257
		131,054
Industrials (1.3%):
Brenntag AG	543	30,235
Deutsche Post AG	855	38,058
Fraport AG	289	27,439
Hochtief AG	178	30,029
Kion Group AG	262	25,071
Mg Technologies AG	531	24,154
Siemens AG	244	34,372
		209,358
Information Technology (0.8%):
Infineon Technologies AG	1,077	27,072
SAP SE	392	42,940
United Internet AG, Registered Shares	411	25,583
Wirecard AG	274	25,066
		120,661
Materials (1.1%):
BASF SE	375	39,903
Covestro AG (c)	276	23,729
Evonik Industries AG	985	35,178
Linde AG	177	36,910
Symrise AG	457	34,711
		170,431
Real Estate (0.5%):
Deutsche Wohnen AG	827	35,106
Vonovia SE	929	39,524
		74,630
		1,072,653
Hong Kong (6.8%):
Consumer Discretionary (0.4%):
Chow Tai Fook Jewellery Group Ltd.	17,600	21,112
Galaxy Entertainment Group Ltd.	3,000	21,123
I-Cable Communications Ltd. (a)	555	18
Techtronic Industries Co. Ltd.	4,000	21,354
		63,607
Consumer Staples (0.3%):
Dairy Farm International Holdings Ltd.	3,900	29,991

See notes to schedules of investments.

Security Description	Shares	Value
WH Group Ltd. (c)	22,500	$23,908
		53,899
Financials (1.2%):
AIA Group Ltd.	4,000	29,496
BOC Hong Kong Holdings Ltd.	6,000	29,150
China Taiping Insurance Holdings Co. Ltd.	6,400	17,124
Hang Seng Bank	1,800	43,875
Hong Kong Exchanges and Clearing Ltd.	1,100	29,572
The Bank of East Asia Ltd.	7,400	31,973
		181,190
Industrials (1.0%):
China Merchants Holdings International	8,000	24,682
CITIC Ltd.	21,000	31,024
CK Hutchison Holdings Ltd.	3,000	38,348
Jardine Strategic Holdings Ltd.	600	25,920
MTR Corp. Ltd.	5,000	29,189
		149,163
Real Estate (2.3%):
China Overseas Land & Investment Ltd., Class H	8,000	26,014
China Resources Land Ltd.	6,000	18,358
CK Asset Holdings Ltd.	4,500	37,244
Hang Lung Properties Ltd.	12,000	28,482
Henderson Land Development Co. Ltd.	6,480	42,930
New World Development Co. Ltd.	21,000	30,164
Sino Land Co. Ltd.	18,000	31,616
Sun Hung KAI Properties Ltd.	2,000	32,491
Swire Pacific Ltd., Class A	4,500	43,667
Swire Properties Ltd.	8,600	29,176
The Wharf Holdings Ltd.	2,000	17,820
Wheelock & Co. Ltd.	3,000	21,104
		359,066
Telecommunication Services (0.2%):
China Mobile Ltd.	3,500	35,465

Utilities (1.4%):
China Gas Holdings Ltd.	8,000	23,965
China Resources Power Holdings Co. Ltd.	12,000	21,661
CK Infrastructure Holdings Ltd.	4,000	34,412
CLP Holdings Ltd.	5,000	51,240
Guangdong Investment Ltd.	16,000	22,818
Hong Kong & China Gas Co. Ltd.	26,540	49,878
Power Assets Holdings Ltd.	2,500	21,651
		225,625
		1,068,015
Ireland (1.4%):
Consumer Discretionary (0.1%):
WPP PLC	1,302	24,160

Consumer Staples (0.2%):
Kerry Group PLC	341	32,965

Financials (0.1%):
Bank of Ireland Group PLC (a)	2,049	16,769

Industrials (0.5%):
Experian PLC	2,019	40,549

See notes to schedules of investments.

Security Description	Shares	Value
Pentair PLC	492	$33,436
		73,985
Information Technology (0.3%):
Accenture PLC, Class A	309	41,737

Materials (0.2%):
CRH PLC	753	28,621
		218,237
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM	4,487	31,422

Information Technology (0.2%):
Check Point Software Technologies Ltd. (a)	255	29,075
		60,497
Italy (2.2%):
Consumer Discretionary (0.4%):
Ferrari NV	220	24,305
Luxottica Group SpA	470	26,267
Prada SpA	5,200	18,107
		68,679
Consumer Staples (0.2%):
Davide Campari - Milano SpA	4,149	30,106

Energy (0.2%):
Snam SpA	6,317	30,429

Financials (0.5%):
Assicurazioni Generali SpA	1,438	26,783
Intesa Sanpaolo SpA	7,162	25,324
Mediobanca SpA	2,174	23,329
		75,436
Health Care (0.2%):
Recordati SpA	656	30,235

Industrials (0.3%):
Atlantia SpA	934	29,483
Finmeccanica SpA	1,142	21,391
		50,874
Telecommunication Services (0.2%):
Telecom Italia SpA (a)	26,569	24,884

Utilities (0.2%):
Terna Rete Elettrica Nazionale SpA	5,478	31,994
		342,637
Japan (19.8%):
Consumer Discretionary (3.7%):
Aisin Seiki Co. Ltd.	500	26,353
Bridgestone Corp.	700	31,768
Denso Corp.	600	30,360
Dentsu, Inc.	600	26,344
Fuji Heavy Industries Ltd.	700	25,260
Honda Motor Co. Ltd.	1,100	32,577
Isuzu Motors Ltd.	1,800	23,854
Koito Manufacturing Co. Ltd.	400	25,100
Nissan Motor Co. Ltd.	3,600	35,661

See notes to schedules of investments.

Security Description	Shares	Value
Nitori Holdings Co. Ltd.	100	$14,301
Oriental Land Co. Ltd.	500	38,103
Panasonic Corp.	2,000	28,984
Sekisui House Ltd.	2,200	37,084
Shimano, Inc.	200	26,647
Sony Corp.	700	26,044
Sumitomo Electric Industries Ltd.	1,800	29,405
Suzuki Motor Corp.	500	26,229
Toyota Industries Corp.	500	28,753
Toyota Motor Corp.	600	35,783
Yamaha Motor Co. Ltd.	900	26,958
		575,568
Consumer Staples (1.7%):
Ajinomoto Co., Inc.	1,500	29,277
Asahi Group Holdings Ltd.	700	28,346
Japan Tobacco, Inc.	1,100	36,057
Kao Corp.	500	29,420
Kirin Holdings Co. Ltd.	1,300	30,596
MEIJI Holdings Co. Ltd.	500	39,641
Suntory Beverage & Food Ltd.	700	31,171
Uni-Charm Corp.	1,300	29,764
Yakult Honsha Co. Ltd.	300	21,625
		275,897
Energy (0.1%):
Jxtg Holdings, Inc.	5,100	26,241

Financials (2.2%):
Japan Post Bank Co. Ltd.	2,800	34,592
Japan Post Insurance Co. Ltd.	1,500	32,144
Mitsubishi UFJ Financial Group, Inc.	4,300	27,927
Mizuho Financial Group, Inc.	19,300	33,811
Ms&ad Insurance Group Holdings, Inc.	900	28,981
Nomura Holdings, Inc.	4,500	25,198
ORIX Corp.	2,200	35,480
Resona Holdings, Inc.	4,800	24,659
Sompo Japan Nipponkoa Holdings, Inc.	600	23,347
Sumitomo Mitsui Financial Group, Inc.	900	34,557
The Dai-ichi Life Insurance Co. Ltd.	1,300	23,329
Tokio Marine Holdings, Inc.	700	27,388
		351,413
Health Care (2.0%):
Astellas Pharma, Inc.	2,500	31,808
Chugai Pharmaceutical Co. Ltd.	600	24,904
Eisai Co. Ltd.	700	35,936
Hoya Corp.	500	26,998
Kyowa Hakko Kirin Co. Ltd.	1,400	23,817
Olympus Optical Co. Ltd.	700	23,705
ONO Pharmaceutical Co. Ltd.	1,300	29,458
Shionogi & Co. Ltd.	600	32,802
Sysmex Corp.	300	19,145
Tanabe Seiyaku Co. Ltd.	1,300	29,811
Terumo Corp.	800	31,464
		309,848

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (4.2%):
Ana Holdings, Inc.	900	$34,069
Central Japan Railway Co.	200	35,073
Daikin Industries Ltd.	300	30,384
East Japan Railway Co.	400	36,921
FANUC Corp.	100	20,256
ITOCHU Corp.	2,300	37,676
Japan Airlines Co. Ltd.	900	30,461
Komatsu Ltd.	900	25,606
Kubota Corp.	1,400	25,453
Makita Corp.	800	32,246
Marubeni Corp.	5,000	34,153
Mitsubishi Corp.	1,300	30,221
Mitsubishi Electric Corp.	1,600	25,000
Mitsui & Co. Ltd.	2,300	33,996
Nidec Corp.	300	36,850
Recruit Holdings Co. Ltd.	1,000	21,660
Secom Co. Ltd.	500	36,450
SMC Corp.	100	35,277
Sumitomo Corp.	2,300	33,086
Taisei Corp.	600	31,464
Toyota Tsusho Corp.	800	26,273
		652,575
Information Technology (2.6%):
Canon, Inc.	1,000	34,175
FUJIFILM Holdings Corp.	700	27,170
Fujitsu Ltd.	3,000	22,289
Hitachi Ltd.	4,000	28,189
Keyence Corp.	100	53,106
Kyocera Corp.	500	31,028
Murata Manufacturing Co. Ltd.	200	29,402
Nexon Co. Ltd.	800	20,876
Nomura Research Institute Ltd.	726	28,328
NTT Data Corp.	2,800	29,964
Omron Corp.	500	25,464
Renesas Electronics Corp. (a)	1,200	13,076
Seiko Epson Corp.	1,000	24,202
Tokyo Electron Ltd.	100	15,359
Yahoo Japan Corp.	4,300	20,409
		403,037
Materials (1.4%):
Asahi Kasei Corp.	2,000	24,620
JFE Holdings, Inc.	900	17,579
Mitsubishi Chem Holdings	2,500	23,820
Nippon Paint Co. Ltd.	600	20,398
Nippon Steel & Sumitomo Metal	900	20,666
Nitto Denko Corp.	300	25,017
Shin-Etsu Chemical Co. Ltd.	300	26,824
Sumitomo Chemical Co. Ltd.	4,000	24,993
Toray Industries, Inc.	3,600	34,925
		218,842
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	200	36,441
Daiwa House Industry Co. Ltd.	900	31,077

See notes to schedules of investments.

Security Description	Shares	Value
Mitsubishi Estate Co. Ltd.	1,600	$27,824
Mitsui Fudosan Co. Ltd.	1,300	28,193
Sumitomo Realty & Development	1,000	30,264
		153,799
Telecommunication Services (0.9%):
KDDI Corp.	1,400	36,919
Nippon Telegraph & Telephone Corp.	800	36,669
NTT DOCOMO, Inc.	1,800	41,124
SoftBank Group Corp.	300	24,222
		138,934
		3,106,154
Netherlands (3.0%):
Consumer Staples (0.5%):
Heineken NV	466	46,067
Koninklijke Ahold Delhaize NV	1,305	24,398
		70,465
Financials (0.5%):
Aegon NV	3,638	21,187
ING Groep NV	1,678	30,936
NN Group NV	682	28,540
		80,663
Industrials (1.2%):
AerCap Holdings NV (a)	627	32,046
Koninklijke Philips NV	826	34,097
Randstad Holding NV	491	30,371
RELX NV	2,368	50,401
Wolters Kluwer NV	910	42,044
		188,959
Information Technology (0.2%):
ASML Holding NV	193	32,856

Materials (0.4%):
AkzoNobel NV	278	25,666
Koninklijke DSM NV	448	36,669
		62,335
Telecommunication Services (0.2%):
Koninklijke KPN NV	8,254	28,337
		463,615
Norway (0.9%):
Consumer Staples (0.4%):
Marine Harvest ASA	1,195	23,637
Orkla ASA, Class A	3,683	37,790
		61,427
Financials (0.4%):
DNB ASA	1,482	29,873
Gjensidige Forsikring ASA	1,841	32,045
		61,918
Materials (0.1%):
Norsk Hydro ASA	2,585	18,797
		142,142

See notes to schedules of investments.

Security Description	Shares	Value
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	1,491	$29,409

Energy (0.2%):
Galp Energia SGPS SA	2,119	37,551

Utilities (0.2%):
EDP - Energias de Portugal SA	7,029	26,457
		93,417
Singapore (2.1%):
Consumer Discretionary (0.3%):
Genting Singapore PLC	26,600	22,949
Jardine Cycle & Carriage Ltd.	900	26,109
		49,058
Consumer Staples (0.2%):
Wilmar International Ltd.	10,400	24,388

Financials (0.8%):
DBS Group Holdings Ltd.	2,200	33,776
Oversea-Chinese Banking Corp. Ltd.	5,200	42,793
United Overseas Bank Ltd.	2,300	39,857
		116,426
Industrials (0.2%):
Keppel Corp. Ltd.	7,200	34,458

Real Estate (0.3%):
CapitaLand Ltd.	12,200	32,207
Global Logistic Properties Ltd.	7,500	18,251
		50,458
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	19,800	53,731
		328,519
Spain (4.0%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	1,056	39,792

Energy (0.2%):
Repsol SA	2,000	36,848

Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA	2,859	25,547
Banco de Sabadell SA	10,800	22,540
Banco Santander SA	3,835	26,772
Bankia SA	4,742	22,865
Bankinter SA	3,837	36,294
CaixaBank SA	4,432	22,208
Mapfre SA	8,263	26,893
		183,119
Health Care (0.2%):
Grifols SA	1,031	30,034

Industrials (0.9%):
Abertis Infraestructuras SA	2,036	41,145
ACS, Actividades de Construccion y Servicios SA	704	26,087
Aena SA (c)	186	33,576
Ferrovial SA	1,478	32,532

See notes to schedules of investments.

Security Description	Shares	Value
Gamesa Corp. Tecnologica SA	998	$13,027
		146,367
Information Technology (0.2%):
Amadeus IT Holding SA	524	34,053

Telecommunication Services (0.2%):
Telefonica SA	2,980	32,372

Utilities (0.8%):
Endesa SA	1,346	30,343
Gas Natural SDG SA	1,388	30,723
Iberdrola SA	4,473	34,741
Red Electrica Corp. SA	1,536	32,275
		128,082
		630,667
Sweden (3.5%):
Consumer Discretionary (0.3%):
Electrolux AB	874	29,692
Hennes & Mauritz AB, B Shares (b)	984	25,500
		55,192
Financials (1.7%):
Industrivarden AB, A Shares	1,581	42,214
Investor AB, B Shares	886	43,778
Lundbergs AB, B Shares	563	45,015
Nordea Bank AB	2,282	30,942
Skandinaviska Enskilda Banken AB, Class A	2,804	36,953
Svenska Handelsbanken AB	2,297	34,672
Swedbank AB, A Shares	1,289	35,653
		269,227
Industrials (1.2%):
Assa Abloy	1,548	35,363
Atlas Copco AB, Class A	711	30,118
Sandvik AB	1,575	27,179
Skanska AB, Class B	1,345	31,172
SKF AB, B Shares	1,389	30,281
Volvo AB, Class B	1,413	27,247
		181,360
Information Technology (0.2%):
Hexagon AB, B Shares	528	26,179

Materials (0.1%):
Boliden AB	569	19,267
		551,225
Switzerland (7.3%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	312	28,522
Garmin Ltd.	534	28,820
The Swatch Group AG, B shares	68	28,293
		85,635
Consumer Staples (0.5%):
Coca-Cola HBC AG	871	29,466
Nestle SA, Registered Shares	492	41,216
		70,682

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.8%):
Chubb Ltd.	385	$54,882
Julius Baer Group Ltd.	513	30,363
Partners Group Holding AG	73	49,541
Swiss Life Holding AG	105	36,996
Swiss Re AG	457	41,399
UBS Group AG, Registered Shares	1,657	28,327
Zurich Insurance Group AG	140	42,719
		284,227
Health Care (1.0%):
Lonza Group AG, Registered Shares	106	27,811
Novartis AG	434	37,164
Roche Holding AG	138	35,238
Sonova Holding AG, Registered Shares	219	37,167
Straumann Holding AG	38	24,415
		161,795
Industrials (1.8%):
ABB Ltd.	1,509	37,316
Adecco SA, Registered Shares	438	34,113
Geberit AG	85	40,221
Kuehne + Nagel International AG	229	42,413
Schindler Holding AG	193	42,643
SGS SA	20	47,991
Wolseley PLC	566	37,128
		281,825
Information Technology (0.4%):
Stmicroelectronics NV	983	18,994
TE Connectivity Ltd.	428	35,550
		54,544
Materials (1.0%):
EMS-Chemie Holding AG	51	33,926
Givaudan SA, Registered Shares	18	39,176
Glencore PLC	3,751	17,187
LafargeHolcim Ltd.	475	27,771
Sika AG	5	37,212
		155,272
Telecommunication Services (0.3%):
Swisscom AG	94	48,180
		1,142,160
United Kingdom (9.9%):
Consumer Discretionary (2.1%):
Burberry Group PLC	1,067	25,160
Compass Group PLC	1,733	36,755
Delphi Automotive PLC	244	24,010
InterContinental Hotels Group PLC	689	36,445
ITV PLC	12,212	28,584
Kingfisher PLC	6,430	25,715
Persimmon PLC	749	25,911
Sky PLC	6,073	74,450
Taylor Wimpey PLC	10,106	26,471
Whitbread PLC	566	28,558
		332,059

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (1.4%):
Associated British Foods PLC	642	$27,465
British American Tobacco PLC	450	28,168
Coca-Cola European Partners PLC	847	35,252
Diageo PLC	1,061	34,870
Imperial Tobacco Group PLC	742	31,653
Reckitt Benckiser Group PLC	370	33,774
Unilever PLC	409	23,667
		214,849
Energy (0.5%):
BP PLC	5,447	34,833
Royal Dutch Shell PLC, Class A	1,331	40,097
		74,930
Financials (2.7%):
3I Group PLC	2,509	30,691
Aon PLC	371	54,203
Aviva PLC	5,618	38,726
Hargreaves Lansdown PLC	1,425	28,256
Legal & General Group PLC	11,332	39,460
Lloyds Banking Group PLC	38,451	34,892
London Stock Exchange Group PLC	713	36,587
Old Mutual PLC	9,411	24,486
Prudential PLC	1,401	33,534
RSA Insurance Group PLC	4,322	36,076
Schroders PLC	955	42,928
Standard Life PLC	4,847	28,152
		427,991
Health Care (0.4%):
AstraZeneca PLC	318	21,111
Smith & Nephew PLC	2,349	42,424
		63,535
Industrials (1.5%):
Ashtead Group PLC	1,066	25,694
BAE Systems PLC	4,386	37,109
Bunzl PLC	1,346	40,882
CNH Industrial NV	2,246	26,974
International Consolidated Airlines Group SA	2,928	23,283
Intertek Group PLC	456	30,438
RELX PLC	2,315	50,774
		235,154
Information Technology (0.3%):
The Sage Group PLC	3,455	32,333
Worldpay Group PLC (c)	2,865	15,623
		47,956
Materials (0.2%):
Anglo American PLC	860	15,434
Rio Tinto PLC	404	18,799
		34,233
Telecommunication Services (0.1%):
BT Group PLC	4,409	16,770

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.7%):
Centrica PLC	12,009	$30,088
National Grid PLC	2,722	33,720
SSE PLC	2,044	38,257
		102,065
		1,549,542
United States (0.7%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	220	27,192
Fiat Chrysler Automobiles NV (a)	884	15,832
		43,024
Health Care (0.4%):
Jazz Pharmaceuticals PLC (a)	125	18,281
Medtronic PLC	549	42,696
		60,977
		104,001
Total Common Stocks (Cost $14,006,811)		15,538,500

Collateral for Securities Loaned (0.5%)
United States (0.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (d)	76,435	76,435
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (d)	9,491	9,491
Total Collateral for Securities Loaned (Cost $85,926)		85,926
Total Investments (Cost $14,092,737) — 99.8%		15,624,426
Other assets in excess of liabilities — 0.2%		25,083
NET ASSETS - 100.00%		$15,649,509

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $225,888 and amounted to 1.4% of net assets.

(d)              Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	1	12/15/17	$98,920	$1,126

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Brazil (3.7%):
Consumer Discretionary (0.2%):
Lojas Renner SA	5,220	$59,342
Magazine Luiza SA	900	20,989
		80,331
Consumer Staples (0.8%):
Ambev SA	14,400	95,676
JBS SA	8,900	23,917
M Dias Branco SA	2,800	44,210
Natura Cosmeticos SA	4,700	46,455
Raia Drogasil SA	2,800	66,289
		276,547
Energy (0.2%):
Ultrapar Participacoes SA	3,300	78,783

Financials (0.4%):
Banco do Brasil SA	3,600	39,732
BB Seguridade Participacoes SA	6,100	54,899
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,558	64,509
		159,140
Health Care (0.3%):
Fleury SA	5,500	51,167
Qualicorp SA	4,000	47,393
		98,560
Industrials (0.4%):
CCR SA	8,600	48,341
Localiza Rent a Car SA	2,620	47,854
WEG SA	9,300	63,024
		159,219
Information Technology (0.2%):
Cielo SA	8,592	59,501

Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA	2,400	55,758

Telecommunication Services (0.2%):
TIM Participacoes SA	20,800	76,259

Utilities (0.8%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	49,305
EDP - Energias do Brasil SA	13,500	64,714
Engie Brasil Energia SA	7,700	88,849
Equatorial Energia SA - ORD	3,700	71,705
		274,573
		1,318,671
Chile (3.6%):
Consumer Discretionary (0.3%):
SACI Falabella	10,790	105,317

Consumer Staples (0.6%):
Cencosud SA	35,706	109,245
Cia Cervecerias Unidas SA	7,383	99,483
		208,728

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.2%):
Empresas COPEC SA	6,703	$87,839

Financials (1.3%):
Banco de Chile	843,145	128,720
Banco de Credito e Inversiones	1,419	89,819
Banco Santander Chile	1,257,684	93,594
Sociedad Matriz del Banco de Chile SA, Class B	302,454	138,098
		450,231
Utilities (1.2%):
AES Gener SA	177,356	62,106
Aguas Andinas SA	92,791	59,089
Colbun SA	339,278	82,101
Empresa Nacional de Electricid SA	87,298	76,287
Enersis Chile	698,190	85,202
Enersis SA	411,095	84,244
		449,029
		1,301,144
China (14.7%):
Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	13,000	54,671
BAIC Motor Corp. Ltd., Class H (a)	54,000	51,226
Byd Co. Ltd. (b)	12,000	111,300
Dongfeng Motor Group Co. Ltd.	48,000	63,416
Great Wall Motor Co. Ltd., Class H	30,000	36,869
Guangzhou Automobile Group Co.	20,000	46,292
Minth Group Ltd.	8,000	41,888
Shenzhou International Group Holdings Ltd.	9,000	70,513
Zhongsheng Group Holdings Ltd.	18,500	40,073
		516,248
Consumer Staples (0.4%):
Dali Foods Group Co. Ltd. (a)	134,000	96,066
Want Want China Holdings Ltd.	85,000	59,740
		155,806
Energy (0.9%):
China Coal Energy Co. Ltd. (b)	104,000	49,129
China Petroleum & Chemical Corp., Class H	112,000	83,879
China Shenhua Energy Co. Ltd.	19,000	44,658
PetroChina Co. Ltd.	148,000	93,787
Yanzhou Coal Mining Co. Ltd.	46,000	45,286
		316,739
Financials (3.8%):
Bank of China Ltd.	170,000	83,789
Bank of Communications Co. Ltd., Class H	132,000	96,322
Central China Securities Co. Ltd., Class H (b)	139,000	64,417
China Cinda Asset Management Co.	157,000	57,885
China CITIC Bank Corp. Ltd.	164,000	104,136
China Construction Bank Corp.	93,000	77,150
China Galaxy Securities Co. Ltd.	82,500	72,347
China Huarong Asset Management Co. Ltd., Class H (a)	144,000	64,338
China International Capital Corp. Ltd., Class H (a)	41,600	84,677
China Life Insurance Co. Ltd.	23,000	68,459
China Reinsurance Group Corp.	429,000	95,012

See notes to schedules of investments.

Security Description	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd.	98,000	$62,102
CSC Financial Co. Ltd., Class H (a)	97,500	89,870
People’s Insurance Co. Group of China Ltd.	192,000	85,784
PICC Property & Casualty Co. Ltd., Class H	44,000	77,621
Ping An Insurance Group Co. of China Ltd.	10,500	80,585
Postal Savings Bank of China Co. Ltd., Class H (a)	161,000	92,544
		1,357,038
Health Care (1.1%):
3SBio, Inc. (a)(c)	28,000	44,879
China Medical System Holdings Ltd.	28,000	48,893
China Resources Pharmaceutical Group Ltd. (a)	71,500	84,944
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	22,000	57,455
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	72,000	50,972
Sihuan Pharmaceutical Holdings Group Ltd.	115,000	41,811
Sinopharm Group Co. Ltd.	16,000	70,462
		399,416
Industrials (2.7%):
AviChina Industry & Technology Co. Ltd.	121,000	73,115
Beijing Capital International Airport Co. Ltd.	28,000	41,724
China Communications Construction Co. Ltd.	56,000	69,899
China Conch Venture Holdings Ltd.	54,500	106,051
China Railway Construction Corp. Ltd.	64,500	81,747
China Railway Group Ltd.	104,000	86,009
China Shipping Container Lines Co. Ltd. (c)	242,000	54,836
Fosun International Ltd.	42,000	88,503
Haitian International Holdings Ltd.	18,000	51,733
Jiangsu Expressway Co. Ltd.	50,000	76,556
Sinopec Engineering Group Co. Ltd., Class H	63,500	56,010
Weichai Power Co. Ltd.	40,000	43,834
Zhejiang Expressway Co. Ltd., Class H	48,000	59,667
Zhuzhou CSR Times Electric Co. Ltd.	13,900	77,852
		967,536
Information Technology (1.1%):
AAC Technologies Holdings, Inc.	2,000	33,592
BYD Electronic (International) Co. Ltd.	12,000	35,487
China Railway Signal & Communication Corp. Ltd. (a)	96,000	72,019
Kingsoft Corp. Ltd.	21,000	48,929
Legend Holdings Corp. (a)	25,900	64,524
Sunny Optical Technology Group Co. Ltd.	2,000	31,800
Tencent Holdings Ltd.	1,800	77,472
TravelSky Technology Ltd.	18,000	46,894
		410,717
Materials (0.8%):
Aluminum Corp. of China Ltd. (c)	48,000	43,076
Anhui Conch Cement Co. Ltd.	16,000	63,805
BBMG Corp.	58,000	29,404
China Hongqiao Group Ltd. (c)(d)(e)	44,000	27,826
China Molybdenum Co. Ltd.	54,000	32,422
China National Building Material Co. Ltd. (b)	60,000	41,555
Zijin Mining Group Co. Ltd.	144,000	49,406
		287,494
Real Estate (1.6%):
China Evergrande Group (c)	8,000	27,908

See notes to schedules of investments.

Security Description	Shares	Value
China Vanke Co. Ltd.	18,600	$61,196
Cifi Holdings Group Co. Ltd.	68,000	37,868
Country Garden Holdings Co. Ltd.	28,000	44,520
Guangzhou R&f Properties, Class H	17,600	40,782
Logan Property Holdings Co. Ltd.	46,000	47,464
Longfor Properties Co. Ltd.	19,500	49,179
Red Star Macalline Group Corp. Ltd., Class H (a)	67,000	83,200
Sino-Ocean Land Holdings Ltd.	63,000	42,020
Soho China Ltd.	89,000	50,930
Sunac China Holdings Ltd.	8,000	36,614
Zall Group Ltd. (b)(c)	63,000	43,875
		565,556
Telecommunication Services (0.1%):
China Communications Services Corp. Ltd.	84,000	43,230

Utilities (0.8%):
CGN Power Co. Ltd., Class D (a)	307,000	84,892
China Longyuan Power Group Corp. Ltd.	100,000	74,508
ENN Energy Holdings Ltd.	7,000	50,721
Huaneng Renewables Corp. Ltd.	196,000	64,737
		274,858
		5,294,638
Colombia (1.3%):
Energy (0.2%):
Ecopetrol SA	173,232	82,698

Financials (0.5%):
Bancolombia SA	6,966	77,768
Grupo de INV Suramericana	8,549	119,170
		196,938
Materials (0.3%):
Grupo Argos SA	14,687	105,771

Utilities (0.3%):
Interconexion Electrica SA ESP	21,115	98,496
		483,903
Czech Republic (0.3%):
Financials (0.3%):
Komercni Banka AS	2,313	101,078

Egypt (0.2%):
Financials (0.2%):
Commercial International Bank	15,806	73,217

Greece (0.4%):
Consumer Discretionary (0.2%):
OPAP SA	7,048	74,547

Telecommunication Services (0.2%):
Hellenic Telecommunications Organization SA	6,585	79,611
		154,158
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Geely Automobile Holdings Ltd.	14,000	39,430

See notes to schedules of investments.

Security Description	Shares	Value
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	7,500	$69,419

Energy (0.3%):
CNOOC Ltd.	83,000	107,106

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	36,000	60,282

Real Estate (0.1%):
Agile Group Holdings Ltd.	32,000	46,702
		322,939
Hungary (0.6%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	7,256	82,587

Financials (0.2%):
OTP Bank Public Co. Ltd.	1,891	70,990

Health Care (0.2%):
Richter Gedeon Nyrt	3,271	81,285
		234,862
India (11.4%):
Consumer Discretionary (1.8%):
Bajaj Auto Ltd.	2,101	100,024
Bosch Ltd.	212	66,688
Future Retail Ltd. (c)	3,561	28,706
Motherson Sumi Systems Ltd.	13,143	67,695
Mrf Ltd.	61	58,845
Page Industries Ltd.	218	61,544
Rajesh Exports Ltd.	7,866	98,686
Sun TV Network Ltd.	2,921	34,081
Tata Motors Ltd. (c)	9,060	55,695
ZEE Entertainment Enterprises Ltd.	8,472	67,465
		639,429
Consumer Staples (1.7%):
Britannia Industries Ltd.	1,287	85,605
Colgate-Palmolive (India) Ltd.	5,143	84,001
Dabur India Ltd.	17,839	83,305
Emami Ltd.	3,441	57,645
Godrej Consumer Products Ltd.	3,953	55,631
Marico Ltd.	15,714	74,765
Nestle India Ltd.	827	91,377
United Breweries Ltd.	6,271	78,872
		611,201
Energy (0.5%):
Coal India Ltd.	17,609	73,024
Reliance Industries Ltd.	8,435	100,852
		173,876
Financials (1.2%):
Bajaj Finserv Ltd.	633	49,956
Housing Development Finance Corp. Ltd.	2,878	76,768
ICICI Bank Ltd.	14,040	59,460
Indiabulls Housing Finance Ltd.	2,870	53,028

See notes to schedules of investments.

Security Description	Shares	Value
Kotak Mahindra Bank Ltd.	5,819	$89,295
L&t Finance Holdings Ltd.	16,403	48,999
Yes Bank Ltd.	10,860	58,197
		435,703
Health Care (1.0%):
Aurobindo Pharma Ltd.	4,058	42,974
Biocon Ltd.	8,234	41,874
Cadila Healthcare Ltd.	5,281	38,031
Dr. Reddy’s Laboratories Ltd.	1,687	60,151
Lupin Ltd.	4,214	65,424
Piramal Enterprises Ltd.	1,223	49,104
Torrent Pharmaceuticals Ltd.	3,146	59,293
		356,851
Industrials (1.2%):
ABB India Ltd.	2,506	53,675
Adani Ports And Special Economic Zone	9,094	52,458
Container Corp. of India Ltd.	2,892	59,629
Cummins India Ltd.	4,050	57,319
Eicher Motors Ltd.	130	62,128
Havells India Ltd.	7,494	55,437
Larsen & Toubro Ltd.	4,880	85,331
		425,977
Information Technology (1.4%):
HCL Technologies Ltd.	6,517	87,289
Infosys Ltd.	4,627	63,753
Oracle Financial Services	1,354	75,352
Tata Consultancy Services Ltd.	1,913	71,349
Tech Mahindra Ltd.	8,823	61,850
Vakrangee Ltd.	9,481	71,711
Wipro Ltd.	18,467	79,240
		510,544
Materials (2.2%):
ACC Ltd.	2,571	65,223
Ambuja Cements Ltd.	17,052	69,566
Asian Paints Ltd.	4,730	81,959
Berger Paints India Ltd.	15,644	58,708
Castrol India Ltd.	13,363	72,961
Godrej Industries Ltd.	5,715	51,473
Grasim Industries Ltd.	3,129	54,325
Hindustan Zinc Ltd.	10,496	47,552
Jsw Steel Ltd.	12,687	48,262
Pidilite Industries Ltd.	6,027	73,316
Ultra Tech Cement Ltd.	1,208	71,286
UPL Ltd.	5,371	64,020
Vedanta Ltd.	9,411	45,281
		803,932
Real Estate (0.1%):
DLF Ltd.	11,689	29,405

Telecommunication Services (0.3%):
Bharti Airtel Ltd.	10,423	62,151

See notes to schedules of investments.

Security Description	Shares	Value
Bharti Infratel Ltd.	8,255	$50,355
		112,506
		4,099,424
Indonesia (3.4%):
Consumer Discretionary (0.2%):
PT Astra International TBK	119,200	69,946

Consumer Staples (1.0%):
PT Gudang Garam TBK	11,000	53,762
PT Hanjaya Mandala Sampoerna TBK	247,200	70,875
PT Indofood CBP Sukses Makmur TBK	114,400	74,140
PT Indofood Sukses Makmur TBK	132,500	82,917
PT Unilever Indonesia TBK	22,300	81,122
		362,816
Energy (0.3%):
PT Adaro Energy TBK	338,300	45,859
PT United Tractors TBK	20,900	49,677
		95,536
Financials (0.9%):
Bank Negara Indonesia Persero TBK PT	135,500	74,478
PT Bank Central Asia TBK	58,700	88,510
PT Bank Mandiri Persero TBK	154,400	77,125
PT Bank Rakyat Indonesia Persero TBK	72,000	81,691
		321,804
Health Care (0.2%):
PT Kalbe Farma TBK	551,400	68,193

Industrials (0.1%):
PT Jasa Marga Persero TBK	135,900	56,528

Materials (0.5%):
Chandra Asri Petrochemical TBK PT	39,800	70,433
PT Indocement Tunggal Prakarsa TBK	36,800	51,661
PT Semen Indonesia Persero TBK	81,200	61,067
		183,161
Telecommunication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	212,900	74,008
		1,231,992
Korea, Republic Of (8.0%):
Consumer Discretionary (1.3%):
Coway Co. Ltd.	696	57,134
Hankook Tire Co. Ltd.	1,082	56,883
Hanon Systems	4,070	44,784
Hanssem Co. Ltd.	400	52,921
Hyundai Mobis Co. Ltd.	272	57,008
Hyundai Motor Co.	454	59,669
Kangwon Land, Inc.	2,174	66,448
Kia Motors Corp.	2,717	75,097
		469,944
Consumer Staples (0.7%):
AMOREPACIFIC Group	351	37,856
BGF Retail Co. Ltd.	575	41,678

See notes to schedules of investments.

Security Description	Shares	Value
E-MART, Inc.	289	$52,621
KT&G Corp.	723	66,611
LG Household & Health Care Ltd.	67	54,765
		253,531
Energy (0.5%):
GS Holdings Corp.	1,131	64,792
SK Innovation Co. Ltd.	403	70,035
S-Oil Corp.	581	64,691
		199,518
Financials (1.5%):
Dongbu Insurance Co. Ltd.	1,118	71,272
Hana Financial Group, Inc.	1,449	59,916
Industrial Bank of Korea	6,303	79,262
KB Financial Group, Inc.	1,566	76,721
Samsung Fire & Marine Insurance Co. Ltd.	351	85,827
Shinhan Financial Group Co. Ltd.	1,902	83,548
Woori Bank	5,023	78,299
		534,845
Health Care (0.2%):
Celltrion, Inc. (c)	622	77,132

Industrials (1.0%):
Hanwha Corp.	1,600	61,479
Hyundai Engineering & Construction Co. Ltd.	1,676	56,130
Hyundai Glovis Co. Ltd.	454	58,678
LG Corp.	868	61,096
S-1 Corp.	897	69,874
Samsung C&T Corp.	541	63,780
		371,037
Information Technology (1.1%):
Kakao Corp.	464	58,350
LG Display Co. Ltd.	1,740	46,421
NAVER Corp.	84	54,650
NCSoft Corp.	100	40,564
Samsung Electronics Co. Ltd.	36	80,608
Samsung SDS Co. Ltd.	343	50,472
SK Hynix, Inc.	756	54,731
		385,796
Materials (0.9%):
Hanwha Chemical Corp.	1,819	51,547
Hyundai Steel Co.	1,209	55,746
Korea Zinc Co. Ltd.	131	56,686
LG Chem Ltd.	180	61,619
Lotte Chemical Corp.	151	49,845
POSCO	186	51,491
		326,934
Telecommunication Services (0.6%):
KT Corp.	3,366	85,686
LG Uplus Corp.	3,926	45,771
SK Telecom Co. Ltd.	323	71,928
		203,385

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (0.2%):
Korea Electric Power Corp.	1,878	$63,961
		2,886,083
Malaysia (8.1%):
Consumer Discretionary (0.4%):
Genting BHD	37,800	85,522
Genting Malaysia BHD	40,600	51,748
		137,270
Consumer Staples (1.4%):
British American Tobacco Malaysia BHD	6,700	69,428
IOI Corp. BHD	97,000	104,331
Kuala Lumpur Kepong BHD	32,300	187,938
PPB Group BHD	37,700	150,586
		512,283
Energy (0.3%):
Petronas Dagangan BHD	20,500	118,114

Financials (2.0%):
CIMB Group Holdings BHD	56,200	83,881
Hong Leong Bank BHD	32,500	122,116
Malayan Banking BHD	56,200	126,886
Public Bank BHD	58,400	282,799
RHB Capital Berhad	75,797	90,324
		706,006
Industrials (1.2%):
Gamuda BHD	101,800	127,341
MISC Berhad	60,300	104,286
Sime Darby BHD	60,900	130,139
Westports Holdings BHD	83,000	74,918
		436,684
Materials (0.5%):
Petronas Chemicals Group BHD	64,200	110,879
Press Metal Aluminium Holdings BHD	60,700	54,214
		165,093
Telecommunication Services (1.1%):
DiGi.Com BHD	122,900	142,670
Maxis BHD	81,700	112,263
Telekom Malaysia BHD	100,400	154,608
		409,541
Utilities (1.2%):
Petronas Gas BHD	20,300	86,086
Tenaga Nasional BHD	64,200	217,803
YTL Corp. BHD	401,300	129,298
		433,187
		2,918,178
Mexico (3.8%):
Consumer Discretionary (0.2%):
Alsea SAB de CV	18,824	69,462

Consumer Staples (1.4%):
Arca Continental SAB de CV	9,912	67,681
Coca-Cola Femsa SAB de CV (b)	11,041	85,287
Gruma SAB de CV, Class B	5,044	74,094

See notes to schedules of investments.

Security Description	Shares	Value
Grupo Bimbo Sab	29,643	$71,757
Grupo Lala SAB de CV	32,746	55,525
Kimberly-Clark de Mexico SAB de CV, Series A	38,607	78,696
Wal-Mart de Mexico SAB de CV	36,274	83,086
		516,126
Financials (0.7%):
Grupo Elektra SAB de CV	670	30,362
Grupo Financiero Banorte SAB de CV	11,560	79,607
Grupo Financiero Inbursa SAB de CV	35,942	65,722
Grupo Financiero Santander Mexico, Class B	34,440	69,919
		245,610
Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV	6,391	65,470
Grupo Aeroportuario del Sureste SAB de CV	3,319	63,316
Grupo Carso SAB de CV	16,230	64,089
Promotora y Operadora de Infraestructura SAB de CV	6,577	69,457
		262,332
Materials (0.5%):
Grupo Mexico SAB de CV, Series B	18,787	57,551
Industrias Penoles SAB de CV	1,865	46,447
Mexichem SA de CV	27,117	71,511
		175,509
Utilities (0.3%):
Infraestructura Energetica, Class N	16,376	91,723
		1,360,762
Philippines (3.8%):
Consumer Discretionary (0.2%):
Jollibee Foods Corp.	14,240	68,356

Consumer Staples (0.2%):
Universal Robina Corp.	19,490	58,636

Energy (0.2%):
Semirara Mining and Power Corp.	97,920	90,037

Financials (1.0%):
Ayala Corp.	4,500	85,944
Bank of the Philippine Islands	52,830	103,446
BDO Unibank, Inc.	37,030	95,293
Metropolitan Bank & Trust Co.	38,120	64,923
		349,606
Industrials (0.8%):
Aboitiz Equity Ventures, Inc.	59,770	86,262
DMCI Holdings, Inc.	252,100	77,433
International Container Terminal Services, Inc.	34,140	69,908
SM Investments Corp.	3,867	67,230
		300,833
Real Estate (0.5%):
Ayala Land, Inc.	76,600	65,607
Megaworld Corp.	504,000	51,899
SM Prime Holdings, Inc.	113,300	76,851
		194,357

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (0.3%):
Globe Telecom, Inc.	1,495	$60,343
Pldt, Inc.	1,485	48,770
		109,113
Utilities (0.6%):
Aboitiz Power Corp.	116,100	97,952
Manila Electric Co.	18,640	103,863
		201,815
		1,372,753
Poland (1.5%):
Consumer Discretionary (0.2%):
Cyfrowy Polsat SA	9,057	64,441

Energy (0.4%):
Grupa Lotos SA	2,755	45,133
Polski Koncern Naftowy Orlen SA	1,583	52,822
Polskie Gornictwo Naftowe i Gazownictwo SA	29,937	55,734
		153,689
Financials (0.8%):
Bank Pekao SA	1,988	69,770
Bank Zachodni WBK SA	536	51,334
mBank SA (c)	395	45,379
Powszechna Kasa Oszczednosci Bank Polski SA (c)	5,415	52,454
Powszechny Zaklad Ubezpieczen na Zycie SA	5,030	63,440
		282,377
Utilities (0.1%):
Pge SA (c)	13,873	50,590
		551,097
Qatar (1.4%):
Financials (0.7%):
Masraf Al Rayan QSC	5,879	59,936
Qatar Insurance Co. SAQ	3,569	51,305
Qatar Islamic Bank SAQ	2,591	64,835
Qatar National Bank SAQ	1,906	63,865
		239,941
Industrials (0.2%):
Industries Qatar QSC	2,857	71,947

Real Estate (0.3%):
Barwa Real Estate Co.	6,043	53,210
Ezdan Holding Group QSC	13,724	39,578
		92,788
Telecommunication Services (0.1%):
Ooredoo QSC	2,472	56,216

Utilities (0.1%):
Qatar Electricity & Water Co. QSC	1,147	55,066
		515,958
Russian Federation (2.2%):
Consumer Staples (0.2%):
Magnit PJSC	343	60,201

See notes to schedules of investments.

Security Description	Shares	Value
Energy (0.2%):
Tatneft PAO	7,280	$52,027

Materials (1.1%):
ALROSA AO	39,500	56,492
Magnitogorsk Iron & Steel Works OJSC	73,300	55,136
MMC Norilsk Nickel PJSC	405	69,816
Novolipetsk Steel OJSC	26,550	61,036
PhosAgro PJSC	1,725	69,695
Severstal Pjsc	3,730	56,360
United Co. Rusal PLC	53,000	39,964
		408,499
Telecommunication Services (0.4%):
Mobile TeleSystems PJSC	12,100	59,306
Rostelecom PJSC	77,470	93,376
		152,682
Utilities (0.3%):
Federal Grid Co. Unified Energy System PJSC	11,620,000	34,550
Rosseti PJSC	2,001,000	35,381
RusHydro PJSC	3,351,000	49,579
		119,510
		792,919
South Africa (5.4%):
Consumer Discretionary (0.6%):
Imperial Holdings Ltd.	3,506	49,549
Mr. Price Group Ltd.	4,014	53,408
Naspers Ltd.	282	60,855
Woolworths Holdings Ltd.	13,322	58,964
		222,776
Consumer Staples (0.6%):
Bid Corp. Ltd.	2,613	58,686
Shoprite Holdings Ltd.	3,577	54,692
Tiger Brands Ltd.	2,981	83,132
		196,510
Energy (0.1%):
Exxaro Resources Ltd.	3,914	35,535

Financials (2.3%):
Barclays Africa Group Ltd.	5,840	59,992
Capitec Bank Holdings Ltd.	1,121	71,170
Discovery Ltd.	7,496	77,923
FirstRand Ltd.	16,948	65,168
Investec Ltd.	11,585	83,905
Nedbank Group Ltd.	4,364	65,357
Psg Group Ltd.	3,309	57,251
Rand Merchant Investment Holdings Ltd.	25,664	78,654
Remgro Ltd.	5,598	84,951
RMB Holdings Ltd.	16,073	75,428
Sanlam Ltd.	13,165	65,829
Standard Bank Group Ltd.	5,168	60,273
		845,901
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd.	3,340	74,937

See notes to schedules of investments.

Security Description	Shares	Value
Life Healthcare Group Holdings Ltd.	33,896	$59,369
		134,306
Industrials (0.2%):
Novus Holdings Ltd.	97	47
The Bidvest Group Ltd.	4,987	63,635
		63,682
Materials (0.8%):
Gold Fields	8,223	35,843
Kumba Iron Ore Ltd.	1,699	27,675
Mondi Ltd.	3,223	86,101
Sappi Ltd.	10,273	69,893
Sasol Ltd.	2,526	69,258
		288,770
Telecommunication Services (0.4%):
MTN Group Ltd.	6,121	56,265
Vodacom Group Ltd.	8,161	97,187
		153,452
		1,940,932
Taiwan (13.1%):
Consumer Discretionary (1.1%):
Cheng Shin Rubber Industry Co. Ltd.	49,000	98,097
Eclat Textile Co. Ltd.	4,000	48,615
Feng TAY Enterprise Co. Ltd.	12,000	54,618
Hotai Motor Co. Ltd.	7,000	80,689
Nien Made Enterprise Co. Ltd.	4,000	41,029
Pou Chen Corp.	68,000	85,336
		408,384
Consumer Staples (0.4%):
President Chain Store Corp.	9,000	75,841
Uni-President Enterprises Corp.	43,000	90,056
		165,897
Energy (0.2%):
Formosa Petrochemical Corp.	18,000	62,038

Financials (4.0%):
Cathay Financial Holding Co. Ltd.	65,000	103,331
Chang Hwa Commercial Bank Ltd.	267,380	144,625
China Development Financial Holding Corp.	375,000	112,550
CTBC Financial Holding Co. Ltd.	204,800	128,338
E.Sun Financial Holding Co. Ltd.	291,546	174,043
First Financial Holding Co. Ltd.	214,753	137,762
Fubon Financial Holding Co. Ltd.	71,000	110,762
Hua Nan Financial Holdings Co. Ltd.	321,958	174,677
Mega Financial Holding Co. Ltd.	140,000	109,433
Taiwan Cooperative Financial Holding Co. Ltd.	318,711	164,506
Yuanta Financial Holding Co. Ltd.	240,000	103,298
		1,463,325
Industrials (0.5%):
Far Eastern New Century Corp.	119,000	94,195
Taiwan High Speed Rail Corp.	92,000	72,975
		167,170

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (4.2%):
Advanced Semiconductor Engineering, Inc.	71,000	$86,877
Advantech Co. Ltd.	11,000	78,364
Asustek Computer, Inc.	10,000	82,289
AU Optronics Corp.	157,000	62,914
Catcher Technology Co. Ltd.	4,000	37,269
Compal Electronics, Inc.	141,000	100,216
Delta Electronics, Inc.	19,000	97,757
Foxconn Technology Co. Ltd.	24,100	69,550
General Interface Solution Holding Ltd.	3,000	29,832
Hon Hai Precision Industry Co. Ltd.	20,000	69,261
Innolux Corp.	96,000	44,802
Lite-On Technology Corp.	47,000	67,121
MediaTek, Inc.	7,000	65,683
Nanya Technology Corp.	31,000	87,724
Pegatron Corp.	24,000	62,295
Quanta Computer, Inc.	30,000	69,063
Siliconware Precision Industries Co. Ltd.	114,000	182,355
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	107,108
United Microelectronics Corp.	112,000	55,963
Vanguard International	39,000	67,272
		1,523,715
Materials (1.6%):
Asia Cement Corp.	97,000	85,579
China Steel Corp.	130,000	104,403
Formosa Chemicals & Fibre	28,000	85,145
Formosa Plastics Corp.	32,000	96,887
Nan Ya Plastics Corp.	42,000	103,476
Taiwan Cement Corp.	81,000	90,297
		565,787
Telecommunication Services (1.1%):
Chunghwa Telecom Co. Ltd.	42,000	144,756
Far EasTone Telecommunications Co. Ltd.	54,000	128,410
Taiwan Mobile Co. Ltd.	32,000	113,984
		387,150
		4,743,466
Thailand (7.2%):
Consumer Discretionary (0.5%):
Home Product Center Public Co. Ltd.	302,900	110,839
Minor International Public Co. Ltd.	67,600	82,625
		193,464
Consumer Staples (0.5%):
Charoen Pokphand Foods Public Co. Ltd.	89,300	71,649
CP ALL Public Co. Ltd.	57,800	115,721
		187,370
Energy (0.8%):
Energy Absolute Public Co. Ltd.	37,500	43,023
IRPC Public Co. Ltd.	372,400	70,369
PTT PCL	8,300	101,572
Thai Oil PCL	28,300	78,517
		293,481

See notes to schedules of investments.

Security Description	Shares	Value
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	22,200	$124,184
Kasikornbank Public Co. Ltd.	16,000	99,340
Krung Thai Bank Public Co. ltd.	160,300	90,391
The Siam Commercial Bank Public Co. Ltd.	24,900	114,268
		428,183
Health Care (0.5%):
Bangkok Dusit Medical Services Public Co. Ltd.	138,500	85,161
Bumrungrad Hospital Public Co. Ltd.	12,900	83,188
		168,349
Industrials (1.0%):
Airports of Thailand PCL	48,000	84,943
Bangkok Expressway & Metro PCL	379,800	91,704
Berli Jucker PCL	47,200	74,679
BTS Group Holdings Public Co. Ltd.	482,600	123,762
		375,088
Information Technology (0.2%):
Delta Electronics Thailand Public Co. Ltd.	20,800	54,433

Materials (0.7%):
Indorama Ventures Public Co. Ltd.	56,800	71,979
PTT Global Chemical Public Co. Ltd.	35,500	81,989
The Siam Cement Public Co. Ltd.	7,400	110,978
		264,946
Real Estate (0.5%):
Central Pattana Public Co. Ltd.	39,000	91,242
Land & Houses Public Co. Ltd.	283,000	84,034
		175,276
Telecommunication Services (0.7%):
Advanced Info Service Public Co. Ltd.	17,300	99,109
Intouch Holdings Public Co. Ltd.	58,700	101,237
Total Access Communication Public Co. Ltd. (c)	26,300	44,964
		245,310
Utilities (0.6%):
Electricity Generating Public Co. Ltd.	12,600	88,812
Glow Energy Public Co. Ltd.	44,700	119,661
		208,473
		2,594,373
Turkey (2.9%):
Consumer Discretionary (0.6%):
Arcelik AS	9,498	60,594
Ford Otomotiv Sanayi AS	5,263	67,389
Tofas Turk Otomobil Fabrikasi AS	8,180	70,929
		198,912
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	3,257	67,906

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	1,980	67,607

Financials (1.1%):
Akbank TAS	23,514	62,065
Haci Omer Sabanci Holding AS	27,370	77,008
Turkiye Garanti Bankasi AS	22,718	61,750

See notes to schedules of investments.

Security Description	Shares	Value
Turkiye Halk Bankasi AS	11,313	$38,501
Turkiye Is Bankasi	31,142	59,288
Turkiye Vakiflar Bankasi T.A.O.	29,192	51,395
Yapi ve Kredi Bankasi AS (c)	46,540	56,455
		406,462
Industrials (0.5%):
Aselsan Elektronik Sanayi ve Ticaret AS	7,201	53,179
Enka Insaat ve Sanayi AS	52,098	75,777
KOC Holding AS	13,678	62,796
		191,752
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	23,700	51,442

Telecommunication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	19,824	70,639
		1,054,720
United Arab Emirates (1.8%):
Financials (0.6%):
Abu Dhabi Commercial Bank PJSC	39,917	77,180
Dubai Islamic Bank PJSC	47,230	77,814
National Bank of Abu Dhabi PJSC	23,594	65,537
		220,531
Industrials (0.2%):
DP World Ltd.	2,811	63,135

Real Estate (0.7%):
Aldar Properties PJSC	113,789	72,201
DAMAC Properties Dubai Co. PJSC	40,378	41,784
Emaar Malls Group PJSC	122,859	77,956
Emaar Properties PJSC	30,037	69,446
		261,387
Telecommunication Services (0.3%):
Emirates Telecom Group Co.	19,633	92,495
		637,548
Total Common Stocks (Cost $32,960,148)		35,984,815

Collateral for Securities Loaned (0.7%)
United States (0.7%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (f)	240,173	240,173
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (f)	29,822	29,822
Total Collateral for Securities Loaned (Cost $269,995)		269,995
Total Investments (Cost $33,230,143) — 100.4%		36,254,810
Liabilities in excess of other assets — (0.4)%		(155,267)
NET ASSETS - 100.00%		$36,099,543

See notes to schedules of investments.

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $913,179 and amounted to 2.5% of net assets.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of the Fund’s net assets as of September 30, 2017.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, illiquid securities were 0.1% of the Fund’s net assets.
(f)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PCL—Public Company Limited

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures	5	12/15/17	$272,325	$2,475

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (11.0%):
Coach, Inc.	16,467	$663,291
Darden Restaurants, Inc.	13,920	1,096,618
General Motors Co.	26,869	1,084,970
Genuine Parts Co.	13,846	1,324,370
Harley-Davidson, Inc.	21,617	1,042,156
Kohl’s Corp.	11,765	537,072
L Brands, Inc.	12,944	538,600
Las Vegas Sands Corp.	16,237	1,041,766
Leggett & Platt, Inc.	28,261	1,348,898
Macy’s, Inc.	21,585	470,985
Omnicom Group, Inc.	17,633	1,306,076
Target Corp.	13,089	772,382
The Gap, Inc.	26,238	774,808
The Interpublic Group of Co., Inc.	38,809	806,839
VF Corp.	16,455	1,046,044
Viacom, Inc., Class B	23,008	640,543
		14,495,418
Consumer Staples (15.8%):
Altria Group, Inc.	19,777	1,254,257
Archer-Daniels-Midland Co.	25,201	1,071,295
Campbell Soup Co.	23,239	1,088,050
Conagra Brands, Inc.	40,116	1,353,514
Costco Wholesale Corp.	6,854	1,126,044
General Mills, Inc.	25,291	1,309,062
Kimberly-Clark Corp.	12,748	1,500,185
PepsiCo, Inc.	20,100	2,239,743
Philip Morris International, Inc.	12,841	1,425,480
The Coca-Cola Co.	54,493	2,452,730
The J.M. Smucker Co.	11,142	1,169,130
The Kraft Heinz Co.	14,488	1,123,544
The Procter & Gamble Co.	22,013	2,002,742
Wal-Mart Stores, Inc.	17,834	1,393,548
		20,509,324
Energy (6.1%):
Chevron Corp.	13,155	1,545,713
Exxon Mobil Corp.	21,636	1,773,719
Marathon Petroleum Corp.	18,326	1,027,722
ONEOK, Inc.	14,837	822,118
Phillips 66	16,197	1,483,807
Valero Energy Corp.	16,397	1,261,421
		7,914,500
Financials (16.3%):
American Financial Group, Inc.	14,786	1,529,612
Arthur J. Gallagher & Co.	30,859	1,899,371
BB&T Corp.	26,599	1,248,557
CME Group, Inc.	10,309	1,398,725
CNA Financial Corp.	25,777	1,295,294
Cullen/Frost Bankers, Inc.	10,330	980,524
First American Financial Corp.	29,378	1,468,019
Invesco Ltd.	29,588	1,036,764

See notes to schedules of investments.

Security Description	Shares	Value
New York Community Bancorp, Inc.	93,966	$1,211,222
PacWest Bancorp	18,496	934,233
People’s United Financial, Inc.	74,597	1,353,189
Principal Financial Group, Inc.	20,574	1,323,731
Prudential Financial, Inc.	11,528	1,225,657
T. Rowe Price Group, Inc.	12,825	1,162,586
W.R. Berkley Corp.	25,743	1,718,088
Wells Fargo & Co.	23,731	1,308,765
		21,094,337
Health Care (3.7%):
AbbVie, Inc.	19,983	1,775,689
Cardinal Health, Inc.	12,724	851,490
Pfizer, Inc.	57,256	2,044,039
		4,671,218
Industrials (9.9%):
Cummins, Inc.	6,690	1,124,121
Eaton Corp. PLC	18,243	1,400,880
Emerson Electric Co.	20,580	1,293,247
Fastenal Co.	20,322	926,277
General Electric Co.	57,575	1,392,164
KAR Auction Services, Inc.	25,468	1,215,842
Macquarie Infrastructure Corp.	16,521	1,192,486
Nielsen Holdings PLC	27,292	1,131,253
TransDigm Group, Inc.	3,063	783,056
W.W. Grainger, Inc.	4,927	885,628
Watsco, Inc.	8,966	1,444,154
		12,789,108
Information Technology (8.6%):
CA, Inc.	25,456	849,721
Cisco Systems, Inc.	40,776	1,371,297
HP, Inc.	51,736	1,032,650
Intel Corp.	41,490	1,579,939
International Business Machines Corp.	10,585	1,535,672
Maxim Integrated Products, Inc.	21,387	1,020,374
Paychex, Inc.	24,180	1,449,833
QUALCOMM, Inc.	16,587	859,870
Seagate Technology PLC	14,774	490,054
Xerox Corp.	22,151	737,407
		10,926,817
Materials (2.3%):
International Paper Co.	19,156	1,088,444
LyondellBasell Industries NV, Class A	11,389	1,128,080
Nucor Corp.	13,611	762,760
		2,979,284
Telecommunication Services (2.8%):
AT&T, Inc.	39,523	1,548,116
CenturyLink, Inc.(a)	39,569	747,854
Verizon Communications, Inc.	26,356	1,304,358
		3,600,328

See notes to schedules of investments.

Security Description	Shares	Value
Utilities (22.9%):
Alliant Energy Corp.	41,414	$1,721,580
Ameren Corp.	31,680	1,832,371
Avangrid, Inc.	32,267	1,530,101
CenterPoint Energy, Inc.	56,518	1,650,891
Consolidated Edison, Inc.	23,040	1,858,867
Dominion Resources, Inc.	20,433	1,571,911
DTE Energy Co.	18,181	1,951,913
Eversource Energy	31,703	1,916,129
Exelon Corp.	39,080	1,472,144
MDU Resources Group, Inc.	42,859	1,112,191
OGE Energy Corp.	49,152	1,770,947
PG&E Corp.	25,136	1,711,510
Pinnacle West Capital Corp.	22,103	1,869,030
PPL Corp.	55,074	2,090,058
SCANA Corp.	17,303	839,022
WEC Energy Group, Inc.	28,248	1,773,409
Westar Energy, Inc.	29,360	1,456,256
Xcel Energy, Inc.	40,484	1,915,703
		30,044,033
Total Common Stocks (Cost $124,107,361)		129,024,367

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(b)	607,383	607,383
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(b)	75,417	75,417
Total Collateral for Securities Loaned (Cost $682,800)		682,800
Total Investments (Cost $124,790,161) — 99.9%		129,707,167
Other assets in excess of liabilities — 0.1%		75,412
NET ASSETS - 100.00%		$129,782,579

(a)      All or a portion of this security is on loan.

(b)      Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	4	12/15/17	$503,220	$5,479

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (21.6%):
American Eagle Outfitters, Inc.	19,113	$273,316
Bob Evans Farms, Inc.	4,171	323,294
Brinker International, Inc.	12,632	402,456
Capella Education Co.	4,923	345,348
Chico’s FAS, Inc.	30,827	275,902
Dick’s Sporting Goods, Inc.	7,648	206,572
Dineequity, Inc.	8,326	357,851
DSW, Inc., Class A	12,571	270,025
Entravision Communications Corp.	51,766	295,066
Ethan Allen Interiors, Inc.	9,170	297,108
GameStop Corp., Class A	13,803	285,170
Haverty Furniture Cos., Inc.	11,875	310,531
HSN, Inc.	6,372	248,827
LCI Industries	3,246	376,049
Marcus Corp.	15,659	433,754
MDC Holdings, Inc.	12,680	421,103
Meredith Corp.	7,034	390,387
Office Depot, Inc.	44,540	202,212
PetMed Express, Inc.	5,881	194,955
Planet Fitness, Inc., Class A	16,259	438,668
Regal Entertainment Group, Class A(a)	23,366	373,856
Sonic Corp.(a)	17,715	450,847
Sturm Ruger & Co.	7,061	365,054
The Buckle, Inc.(a)	14,882	250,762
The Cheesecake Factory, Inc.	10,184	428,950
World Wrestling Entertainment, Inc.(a)	19,506	459,367
		8,677,430
Consumer Staples (5.7%):
B&G Foods, Inc.(a)	11,191	356,433
Energizer Holdings, Inc.	9,120	419,976
John B. Sanfilippo & Son, Inc.	6,515	438,525
Medifast, Inc.	7,028	417,252
SpartanNash Co.	13,518	356,470
Weis Markets, Inc.	7,106	309,111
		2,297,767
Financials (23.2%):
AMERISAFE, Inc.	7,339	427,130
AmTrust Financial Services, Inc.	12,897	173,594
Artisan Partners Asset Management, Class A	13,937	454,346
Banner Corp.	8,036	492,446
Capitol Federal Financial, Inc.	48,479	712,641
Cohen & Steers, Inc.	15,739	621,533
FBL Financial Group, Inc., Class A	5,459	406,696
Federated Investors, Inc., Class B	19,138	568,399
Glacier Bancorp, Inc.	12,780	482,573
Moelis & Co., Class A	9,473	407,813
Northwest Bancshares, Inc.	36,788	635,329
Park National Corp.	4,698	507,337
ProAssurance Corp.	10,432	570,108
RLI Corp.	8,438	484,004
Safety Insurance Group, Inc.	9,335	712,260

See notes to schedules of investments.

Security Description	Shares	Value
Southside Bancshares, Inc.	12,938	$470,426
Valley National Bancorp	40,620	489,471
Waddell & Reed Financial, Inc., Class A	19,664	394,656
WisdomTree Investments, Inc.	31,606	321,749
		9,332,511
Health Care (3.6%):
Meridian Bioscience, Inc.	16,991	242,971
National Healthcare Corp.	10,521	658,299
Owens & Minor, Inc.	18,532	541,134
		1,442,404
Industrials (18.8%):
Allegiant Travel Co.	2,909	383,115
American Railcar Industries, Inc.	9,178	354,271
Applied Industrial Technologies, Inc.	7,950	523,110
Brady Corp., Class A	14,339	544,165
Ennis, Inc.	20,185	396,635
GATX Corp.(a)	7,203	443,417
H&E Equipment Services, Inc.	9,252	270,158
Herman Miller, Inc.	12,448	446,883
Hillenbrand, Inc.	15,146	588,422
HNI Corp.	8,468	351,168
Knoll, Inc.	18,922	378,440
Matson, Inc.	8,960	252,493
McGrath RentCorp	9,125	399,219
Mobile Mini, Inc.	10,674	367,719
Mueller Industries, Inc.	11,058	386,477
National Presto Industries, Inc.	4,500	479,025
Quad/Graphics, Inc.	14,790	334,402
Steelcase, Inc., Class A	25,025	385,385
The Greenbrier Cos., Inc.(a)	6,639	319,668
		7,604,172
Information Technology (5.0%):
AVX Corp.	27,783	506,484
CSG Systems International, Inc.	7,966	319,437
ManTech International Corp., Class A	9,111	402,250
MTS Systems Corp.	7,083	378,586
NIC, Inc.	22,934	393,318
		2,000,075
Materials (7.9%):
Domtar Corp.	10,443	453,122
Futurefuel Corp.	24,651	388,007
Greif, Inc., Class A	5,697	333,502
Innophos Holdings, Inc.	6,722	330,655
Kaiser Aluminum Corp.	3,975	409,982
Kronos Worldwide, Inc.	11,380	259,805
Rayonier Advanced Materials, Inc.(a)	14,904	204,185
Schweitzer-Mauduit International, Inc.	12,172	504,651
Tredegar Corp.	15,996	287,928
		3,171,837

See notes to schedules of investments.

Security Description	Shares	Value
Real Estate (0.9%):
HFF, Inc., Class A	9,483	$375,147

Telecommunication Services (1.8%):
Atn International, Inc.	4,969	261,866
Cogent Communications Holdings, Inc.	9,346	457,020
		718,886
Utilities (11.1%):
8point3 Energy Partners, LP(a)	28,572	429,437
American States Water Co.	10,065	495,702
Connecticut WTR Service, Inc.	8,100	480,330
MGE Energy, Inc.	7,490	483,854
Middlesex Water Co.	9,794	384,610
NorthWestern Corp.	13,843	788,220
Otter Tail Corp.	13,250	574,388
Spark Energy, Inc.	13,153	197,295
Unitil Corp.	12,873	636,699
		4,470,535
Total Common Stocks (Cost $37,891,742)		40,090,764

Collateral for Securities Loaned (4.9%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(b)	1,767,078	1,767,078
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(b)	219,414	219,414

Total Collateral for Securities Loaned (Cost $1,986,492)		1,986,492

Total Investments (Cost $39,878,234) — 104.5%		42,077,256

Liabilities in excess of other assets — (4.5)%		(1,804,048)
NET ASSETS - 100.00%		$40,273,208

(a)      All or a portion of this security is on loan.

(b)      Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	2	12/15/17	$149,290	$3,432

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (15.7%):
Consumer Staples (2.3%):
Wesfarmers Ltd.	12,884	$417,584
Woolworths Ltd.	21,252	420,147
		837,731
Energy (1.0%):
Woodside Petroleum Ltd.	16,562	377,950

Financials (9.1%):
Asx Ltd.	11,234	461,895
Australia & New Zealand Banking Group Ltd.	15,898	369,031
Commonwealth Bank of Australia	7,017	414,082
Insurance Australia Group Ltd.	66,375	331,568
Macquarie Group Ltd.	5,978	426,230
National Australia Bank Ltd.	16,253	401,488
QBE Insurance Group Ltd.	31,467	247,012
Suncorp Group Ltd.	35,127	359,484
Westpac Banking Corp.	14,961	374,500
		3,385,290
Industrials (0.8%):
Cimic Group Ltd.	9,104	315,632

Materials (1.0%):
BHP Billiton Ltd.	12,433	251,355
Fortescue Metals Group Ltd.	32,730	131,928
		383,283
Telecommunication Services (0.7%):
Telstra Corp. Ltd.	88,538	242,317

Utilities (0.8%):
AGL Energy Ltd.	16,908	309,870
		5,852,073
Belgium (1.1%):
Telecommunication Services (1.1%):
Proximus SADP	11,734	404,298

Canada (7.6%):
Consumer Discretionary (1.3%):
Shaw Communications, Inc., Class B	21,647	498,318

Energy (1.2%):
Pembina Pipeline Corp. (a)	12,812	449,591

Telecommunication Services (3.7%):
BCE, Inc.	15,060	705,681
TELUS Corp.	18,237	656,041
		1,361,722
Utilities (1.4%):
Hydro One Ltd. (b)	29,350	534,492
		2,844,123
Denmark (0.4%):
Consumer Discretionary (0.4%):
Pandora A/S	1,599	157,855

See notes to schedules of investments.

Security Description	Shares	Value
Finland (2.0%):
Financials (1.3%):
Sampo Oyj, Class A	9,194	$485,902

Materials (0.7%):
UPM-Kymmene Oyj	9,084	246,163
		732,065
France (6.2%):
Consumer Discretionary (0.9%):
Renault SA	3,418	335,713

Consumer Staples (0.7%):
Carrefour SA	13,426	271,243

Energy (1.4%):
Total SA	9,376	503,554

Financials (0.7%):
Natixis SA	33,535	268,305

Utilities (2.5%):
Electricite de France SA	18,844	228,822
Suez Environnement Co.	18,806	343,263
Veolia Environnement SA	14,913	344,551
		916,636
		2,295,451
Germany (6.2%):
Consumer Discretionary (2.5%):
Bayerische Motoren Werke AG	4,426	448,945
Daimler AG, Registered Shares	6,017	479,770
		928,715
Financials (1.3%):
Muenchener Rueckversicherungs-Gesellschaft AG	2,365	505,606

Materials (2.4%):
BASF SE	4,439	472,349
Evonik Industries AG	11,672	416,852
		889,201
		2,323,522
Hong Kong (7.8%):
Consumer Discretionary (0.7%):
Chow Tai Fook Jewellery Group Ltd.	207,400	248,785

Consumer Staples (0.7%):
WH Group Ltd. (b)	265,000	281,579

Industrials (1.0%):
MTR Corp. Ltd.	62,000	361,937

Real Estate (2.9%):
Hang Lung Properties Ltd.	139,000	329,915
New World Development Co. Ltd.	255,000	366,277
Sino Land Co. Ltd.	224,000	393,440
		1,089,632
Telecommunication Services (1.1%):
China Mobile Ltd.	40,500	410,377

Utilities (1.4%):
China Resources Power Holdings Co. Ltd.	144,000	259,931

See notes to schedules of investments.

Security Description	Shares	Value
Power Assets Holdings Ltd.	28,500	$246,825
		506,756
		2,899,066
Ireland (0.8%):
Consumer Discretionary (0.8%):
WPP PLC	15,421	286,156

Italy (4.2%):
Consumer Discretionary (0.6%):
Prada SpA	62,000	215,892

Energy (1.0%):
Snam SpA	74,833	360,470

Financials (1.6%):
Assicurazioni Generali SpA	17,037	317,316
Intesa Sanpaolo SpA	84,865	300,077
		617,393
Utilities (1.0%):
Terna Rete Elettrica Nazionale SpA	64,903	379,062
		1,572,817
Japan (3.0%):
Consumer Discretionary (1.9%):
Fuji Heavy Industries Ltd.	8,100	292,294
Nissan Motor Co. Ltd.	42,300	419,015
		711,309
Information Technology (1.1%):
Canon, Inc.	11,700	399,844
		1,111,153
Netherlands (3.3%):
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	15,466	289,152

Financials (0.7%):
Aegon NV	43,142	251,254

Industrials (0.9%):
Randstad Holding NV	5,816	359,750

Telecommunication Services (0.9%):
Koninklijke KPN NV	97,784	335,704
		1,235,860
Norway (1.8%):
Consumer Staples (0.8%):
Marine Harvest ASA	14,157	280,028

Financials (1.0%):
Gjensidige Forsikring ASA	21,815	379,725
		659,753
Portugal (0.8%):
Utilities (0.8%):
EDP - Energias de Portugal SA	83,270	313,430

See notes to schedules of investments.

Security Description	Shares	Value
Singapore (1.7%):
Telecommunication Services (1.7%):
Singapore Telecommunications Ltd.	234,600	$636,626

Spain (10.7%):
Energy (1.2%):
Repsol SA	23,699	436,635

Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA	33,872	302,665

Industrials (3.6%):
Abertis Infraestructuras SA	24,121	487,454
ACS, Actividades de Construccion y Servicios SA	8,336	308,892
Ferrovial SA	17,512	385,456
Gamesa Corp. Tecnologica SA	11,831	154,429
		1,336,231
Telecommunication Services (1.0%):
Telefonica SA	35,312	383,597

Utilities (4.1%):
Endesa SA	15,942	359,377
Gas Natural SDG SA	16,442	363,944
Iberdrola SA	52,985	411,522
Red Electrica Corp. SA	18,200	382,424
		1,517,267
		3,976,395
Sweden (5.1%):
Consumer Discretionary (0.8%):
Hennes & Mauritz AB, B Shares (a)	11,657	302,091

Financials (3.3%):
Nordea Bank AB	27,038	366,617
Skandinaviska Enskilda Banken AB, Class A	33,255	438,254
Swedbank AB, A Shares	15,269	422,326
		1,227,197
Industrials (1.0%):
Skanska AB, Class B	15,941	369,451
		1,898,739
Switzerland (5.1%):
Consumer Discretionary (0.9%):
Garmin Ltd.	6,324	341,306

Financials (2.7%):
Swiss Re AG	5,415	490,544
Zurich Insurance Group AG	1,658	505,912
		996,456
Telecommunication Services (1.5%):
Swisscom AG	1,117	572,519
		1,910,281
United Kingdom (15.7%):
Consumer Discretionary (4.9%):
Compass Group PLC	20,530	435,421
InterContinental Hotels Group PLC	8,162	431,732
ITV PLC	144,747	338,799
Persimmon PLC	8,871	306,880

See notes to schedules of investments.

Security Description	Shares	Value
Taylor Wimpey PLC	119,790	$313,767
		1,826,599
Consumer Staples (1.0%):
Imperial Tobacco Group PLC	8,795	375,188

Energy (2.4%):
BP PLC	64,605	413,140
Royal Dutch Shell PLC, Class A	15,770	475,078
		888,218
Financials (2.4%):
Legal & General Group PLC	134,324	467,735
Lloyds Banking Group PLC	455,768	413,585
		881,320
Health Care (0.7%):
AstraZeneca PLC	3,773	250,479

Materials (0.6%):
Rio Tinto PLC	4,781	222,466

Telecommunication Services (0.5%):
BT Group PLC	52,235	198,686
Utilities (3.2%):
Centrica PLC	142,278	356,467
National Grid PLC	32,252	399,531
SSE PLC	24,224	453,401
		1,209,399
		5,852,355
Total Common Stocks (Cost $35,166,022)		36,962,018

Collateral for Securities Loaned (1.8%)
United States (1.8%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (c)	585,803	585,803
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (c)	72,738	72,738
Total Collateral for Securities Loaned (Cost $658,541)		658,541
Total Investments (Cost $35,824,563) — 101.0%		37,620,559
Liabilities in excess of other assets — (1.0)%		(357,117)
NET ASSETS - 100.00%		$37,263,442

(a)      All or a portion of this security is on loan.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $816,071 and amounted to 2.2% of net assets.

(c)       Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures	2	12/15/17	$197,840	$2,087

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2017
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (15.5%):
Comcast Corp., Class A	2,444	$94,045
Genuine Parts Co.	847	81,016
Leggett & Platt, Inc.	661	31,550
Lowe’s Co., Inc.	982	78,501
McDonald’s Corp.	489	76,616
Nike, Inc., Class B	2,323	120,447
Pool Corp.	921	99,624
Ross Stores, Inc.	562	36,288
Starbucks Corp.	980	52,636
The Home Depot, Inc.	806	131,829
The TJX Co., Inc.	557	41,068
The Walt Disney Co.	1,185	116,806
VF Corp.	754	47,932
		1,008,358
Consumer Staples (22.9%):
Altria Group, Inc.	324	20,548
Brown-Forman Corp., Class B	927	50,336
Church & Dwight Co., Inc.	837	40,553
Colgate-Palmolive Co.	1,067	77,731
Costco Wholesale Corp.	924	151,804
CVS Health Corp.	1,887	153,451
Hormel Foods Corp.	1,164	37,411
Kimberly-Clark Corp.	639	75,198
Lancaster Colony Corp.	547	65,706
McCormick & Co., Inc.	594	60,968
PepsiCo, Inc.	1,608	179,179
Sysco Corp.	2,114	114,050
The Clorox Co.	620	81,784
The Coca-Cola Co.	1,391	62,609
The Procter & Gamble Co.	1,528	139,017
Walgreens Boots Alliance, Inc.	578	44,633
Wal-Mart Stores, Inc.	1,954	152,686
		1,507,664
Financials (14.9%):
Aflac, Inc.	662	53,880
American Financial Group, Inc.	1,730	178,969
Brown & Brown, Inc.	2,006	96,669
Chubb Ltd.	343	48,895
Cincinnati Financial Corp.	541	41,424
CME Group, Inc.	931	126,318
FactSet Research Systems, Inc.	701	126,257
Marsh & McLennan Co., Inc.	946	79,284
Renaissancere Holdings Ltd.	200	27,028
T. Rowe Price Group, Inc.	594	53,846
W.R. Berkley Corp.	2,263	151,033
		983,603
Health Care (4.1%):
Becton, Dickinson & Co.	451	88,373
Cardinal Health, Inc.	637	42,628
Johnson & Johnson	645	83,856

See notes to schedules of investments.

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	549	$52,847
		267,704
Industrials (21.9%):
3M Co.	527	110,617
A.O. Smith Corp.	1,358	80,706
Carlisle Cos., Inc.	593	59,472
Cintas Corp.	539	77,767
Emerson Electric Co.	1,777	111,667
Equifax, Inc.	1,218	129,096
Expeditors International of Washington, Inc.	1,274	76,262
General Dynamics Corp.	191	39,266
Illinois Tool Works, Inc.	506	74,868
Nordson Corp.	166	19,671
Northrop Grumman Corp.	297	85,453
Republic Services, Inc., Class A	1,818	120,097
Rollins, Inc.	3,258	150,324
Snap-on, Inc.	596	88,810
Stanley Black & Decker, Inc.	197	29,741
Toro Co.	1,975	122,568
W.W. Grainger, Inc.	328	58,958
		1,435,343
Information Technology (10.3%):
Automatic Data Processing, Inc.	2,369	258,979
Jack Henry & Associates, Inc.	1,279	131,468
Mastercard, Inc., Class A	548	77,378
Texas Instruments, Inc.	2,306	206,710
		674,535
Materials (9.5%):
Air Products & Chemicals, Inc.	481	72,736
AptarGroup, Inc.	914	78,887
Bemis Co., Inc.	1,982	90,320
Ecolab, Inc.	237	30,481
Silgan Holdings, Inc.	7,638	224,787
Sonoco Products Co.	1,718	86,673
The Sherwin-Williams Co.	121	43,323
		627,207
Telecommunication Services (0.6%):
AT&T, Inc.	1,028	40,267
Total Common Stocks (Cost $6,411,412)		6,544,681
Total Investments (Cost $6,411,412) — 99.7%		6,544,681
Other assets in excess of liabilities — 0.3%		17,075
NET ASSETS - 100.00%		$6,561,756

See notes to schedules of investments.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2017
	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Consumer Discretionary (11.2%):
AutoZone, Inc.(a)	82	$48,798
Best Buy Co., Inc.	186	10,595
Cable One, Inc.	34	24,552
Cracker Barrel Old Country Store, Inc.	72	10,917
Darden Restaurants, Inc.	92	7,248
Dollar General Corp.	154	12,482
H&R Block, Inc.	494	13,081
Kohl’s Corp.	426	19,447
McDonald’s Corp.	544	85,233
Six Flags Entertainment Corp.	114	6,947
Target Corp.	494	29,151
The Gap, Inc.	520	15,356
Williams-Sonoma, Inc.	48	2,393
		286,200
Consumer Staples (18.0%):
Bunge Ltd.	76	5,279
Campbell Soup Co.	430	20,133
CVS Health Corp.	436	35,456
General Mills, Inc.	544	28,158
Ingredion, Inc.	232	27,988
Kimberly-Clark Corp.	582	68,490
PepsiCo, Inc.	702	78,224
Sysco Corp.	154	8,308
The Kroger Co.	1,768	35,466
The Procter & Gamble Co.	830	75,513
Wal-Mart Stores, Inc.	970	75,796
		458,811
Energy (1.5%):
Valero Energy Corp.	498	38,311

Financials (17.6%):
Agnc Investment Corp.	2,580	55,935
Axis Capital Holdings Ltd.	1,110	63,614
CBOE Holdings, Inc.	880	94,714
Chimera Investment Corp.	826	15,628
Everest Re Group Ltd.	318	72,628
New Residential Investment Corp.	466	7,796
The Allstate Corp.	74	6,801
Validus Holdings Ltd.	1,322	65,056
W.R. Berkley Corp.	994	66,340
		448,512
Health Care (10.2%):
AmerisourceBergen Corp.	218	18,040
HCA Holdings, Inc.(a)	444	35,338
Johnson & Johnson	806	104,788
Pfizer, Inc.	1,436	51,265
UnitedHealth Group, Inc.	76	14,885
WellCare Health Plans, Inc.(a)	218	37,438
		261,754

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (15.5%):
3M Co.	20	$4,198
BWX Technologies, Inc.	184	10,308
Expeditors International of Washington, Inc.	78	4,669
L3 Technologies, Inc.	156	29,395
Lockheed Martin Corp.	308	95,569
Northrop Grumman Corp.	110	31,649
Raytheon Co.	518	96,647
Spirit Aerosystems Holdings, Inc., Class A	62	4,819
United Parcel Service, Inc., Class B	300	36,027
Waste Management, Inc.	1,062	83,123
		396,404
Information Technology (16.5%):
Apple, Inc.	836	128,844
Cisco Systems, Inc.	852	28,653
Intel Corp.	1,764	67,174
International Business Machines Corp.	312	45,265
Microsoft Corp.	1,554	115,757
QUALCOMM, Inc.	422	21,876
VMware, Inc., Class A(a)(b)	110	12,011
		419,580
Materials (3.1%):
The Sherwin-Williams Co.	218	78,053

Real Estate (0.4%):
Public Storage	48	10,272

Telecommunication Services (3.1%):
AT&T, Inc.	2,012	78,810

Utilities (2.8%):
CenterPoint Energy, Inc.	146	4,265
Southwest Gas Corp.	856	66,443
		70,708
Total Common Stocks (Cost $2,496,910)		2,547,415

Collateral for Securities Loaned (0.4%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.95%(c)	9,918	9,918
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.88%(c)	1,232	1,232
Total Collateral for Securities Loaned (Cost $11,150)		11,150

Total Investments (Cost $2,508,060) — 100.3%		2,558,565
Liabilities in excess of other assets — (0.3)%		(7,618)
NET ASSETS - 100.00%		$2,550,947

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios II	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios II (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow

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the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies). The Trust currently offers shares of 18 funds.

The Trust currently offers shares of 18 funds. The accompanying Schedules of Portfolio Investments are those of the following 13 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Objectives
VictoryShares US 500 Volatility Wtd ETF (Formerly, Victory CEMP US 500 Volatility Wtd Index ETF) (“US 500 Volatility Wtd ETF “)	Track performance of the CEMP US Large Cap 500 Volatility Weighted Index before expenses.
VictoryShares US Discovery Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF) (“US Discovery Enhanced Volatility Wtd ETF “)	Track performance of the CEMP US Small Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US 500 Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF) (“US 500 Enhanced Volatility Wtd ETF )	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares Developed Enhanced Volatility Wtd ETF (Formerly, Victory CEMP Developed Enhanced Volatility Wtd Index ETF) (“Developed Enhanced Volatility Wtd ETF”)	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF (Formerly, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF) (“US EQ Income Enhanced Volatility Wtd ETF “)	Track performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.
VictoryShares US Small Cap Volatility Wtd ETF (Formerly, Victory CEMP US Small Cap Volatility Wtd Index ETF) (“US Small Cap Volatility Wtd ETF “)	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
VictoryShares International Volatility Wtd ETF (Formerly, Victory CEMP International Volatility Wtd Index ETF) (“International Volatility Wtd ETF “)	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
VictoryShares Emerging Market Volatility Wtd ETF (Formerly, Victory CEMP Emerging Market Volatility Wtd Index ETF) (“Emerging Market Volatility Wtd ETF “)	Track performance of the CEMP Emerging Market 500 Volatility Weighted Index before expenses.
VictoryShares US Large Cap High Div Volatility Wtd ETF (Formerly, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF) (“US Large Cap High Div Volatility Wtd ETF “)	Track performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares US Small Cap High Div Volatility Wtd ETF (Formerly, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF) (“US Small Cap High Div Volatility Wtd ETF “)	Track performance of the CEMP US Small Cap High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares International High Div Volatility Wtd ETF (Formerly, Victory CEMP International High Div Volatility Wtd Index ETF) (“International High Div Volatility Wtd ETF “)	Track performance of the CEMP International High Dividend 100 Volatility Weighted Index before expenses.
VictoryShares Dividend Accelerator ETF (“Dividend Accelerator ETF “)	Track performance of the Nasdaq Victory Dividend Accelerator Index before expenses.
VictoryShares US Multi-Factor Minimum Volatility ETF (“US Multi-Factor Minimum Volatility ETF “)	Track performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before expenses.

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Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC (“Exchange”). The Funds will issue and redeem shares of a Fund (“Shares”) at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a

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security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

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	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			Level 3 - Other Significant Unobservable Inputs			Total
	Investments in Securities	Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^
US 500 Volatility Wtd ETF
Common Stocks	$363,941,020	$—	$—		$—	$—		$—	$363,941,020	$—
Collateral for Securities Loaned	3,747,321	—	—		—	—		—	3,747,321	—
Futures Contracts	—	7,569	—		—	—		—	—	7,569
Total	367,688,341	7,569	—		—	—		—	367,688,341	7,569
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	67,295,530	—	—		—	—		—	67,295,530	—
Investment Companies	125,434	—	—		—	—		—	125,434	—
Collateral for Securities Loaned	2,349,637	—	—		—	—		—	2,349,637	—
Futures Contracts	—	9,212	—		—	—		—	—	9,212
Total	69,770,601	9,212	—		—	—		—	69,770,601	9,212

US 500 Enhanced Volatility Wtd ETF
Common Stocks	515,693,792	—	—		—	—		—	515,693,792	—
Investment Companies	1,282,464	—	—		—	—		—	1,282,464	—
Collateral for Securities Loaned	4,965,794	—	—		—	—		—	4,965,794	—
Futures Contracts	—	9,136	—		—	—		—	—	9,136
Total	521,942,050	9,136	—		—	—		—	521,942,050	9,136

Developed Enhanced Volatility Wtd ETF
Common Stocks	100,813,960	—	—		—	566	(b)	—	100,814,526	—
Rights	—	—	93	(a)	—	—		—	93	—
Investment Companies	41,553	—	—		—	—		—	41,553	—
Collateral for Securities Loaned	1,098,783	—	—		—	—		—	1,098,783	—
Futures Contracts	—	1,403	—		—	—		—	—	1,403
Total	101,954,296	1,403	93		—	566		—	101,954,955	1,403

US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	525,303,071	—	—		—	—		—	525,303,071	—
Investment Companies	2,186,740	—	—		—	—		—	2,186,740	—
Collateral for Securities Loaned	2,508,900	—	—		—	—		—	2,508,900	—
Futures Contracts	—	23,506	—		—	—		—	—	23,506
Total	529,998,711	23,506	—		—	—		—	529,998,711	23,506

US Small Cap Volatility Wtd ETF
Common Stocks	31,129,297	—	—		—	—		—	31,129,297	—
Collateral for Securities Loaned	976,865	—	—		—	—		—	976,865	—
Futures Contracts	—	4,606	—		—	—		—	—	4,606
Total	32,106,162	4,606	—		—	—		—	32,106,162	4,606

International Volatility Wtd ETF
Common Stocks	15,538,500	—	—		—	—		—	15,538,500	—
Collateral for Securities Loaned	85,926	—	—		—	—		—	85,926	—
Futures Contracts	—	1,126	—		—	—		—	—	1,126
Total	15,624,426	1,126	—		—	—		—	15,624,426	1,126

Emerging Market Volatility Wtd ETF
Common Stocks	35,809,142	—	147,847	(c)	—	27,826	(d)	—	35,984,815	—
Collateral for Securities Loaned	269,995	—	—		—	—		—	269,995	—
Futures Contracts	—	2,475	—		—	—		—	—	2,475
Total	36,079,137	2,475	147,847		—	27,826		—	36,254,810	2,475

US Large Cap High Div Volatility Wtd ETF
Common Stocks	129,024,367	—	—		—	—		—	129,024,367	—
Collateral for Securities Loaned	682,800	—	—		—	—		—	682,800	—
Futures Contracts	—	5,479	—		—	—		—	—	5,479
Total	129,707,167	5,479	—		—	—		—	129,707,167	5,479
US Small Cap High Div Volatility Wtd ETF
Common Stocks	40,090,764	—	—		—	—		—	40,090,764	—
Collateral for Securities Loaned	1,986,492	—	—		—	—		—	1,986,492	—
Futures Contracts	—	3,432	—		—	—		—	—	3,432
Total	42,077,256	3,432	—		—	—		—	42,077,256	3,432

International High Div Volatility Wtd ETF
Common Stocks	36,962,018	—	—		—	—		—	36,962,018	—
Collateral for Securities Loaned	658,541	—	—		—	—		—	658,541	—
Futures Contracts	—	2,087	—		—	—		—	—	2,087
Total	37,620,559	2,087	—		—	—		—	37,620,559	2,087

Dividend Accelerator ETF
Common Stocks	6,544,681	—	—		—	—		—	6,544,681	—
Total	6,544,681	—	—		—	—		—	6,544,681	—

US Multi-Factor Minimum Volatility ETF
Common Stocks	2,547,415	—	—		—	—		—	2,547,415	—
Collateral for Securities Loaned	11,150	—	—		—	—		—	11,150	—
Total	$2,558,565	$—	$—		$—	$—		$—	$2,558,565	$—

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^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) Consists of holding: China State Construction International Holdings Ltd. categorized as Rights.

(b) Consists of holding: Hanergy Thin Film Power Group Ltd. Categorized as Information Technology.

(c) Consists of holding: The Siam Cement Public Co. Ltd. categorized as Materials.

(d) Consists of holding: Great Wall Motor. Ltd., Class H categorized as Consumer Discretionary.

The following are transfers between Level 1 and Level 2 as of September 30, 2017:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Emerging Market Volatility Wtd ETF
Common Stocks	$147,847	$61,196

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Developed Enhanced Volatility Wtd ETF	Emerging Market Volatility Wtd ETF
	Investments In Securities	Investments In Securities
Balance as of June 30, 2017	$566	$31,786
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(3,960)
Purchases	—	—
Sales Proceeds	—	—
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Balance as of September 30, 2017	$566	$27,826

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Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF and International High Div Volatility Wtd ETF may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or

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government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

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Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
US 500 Volatility Wtd ETF	$3,627,537	$3,747,321	$—	$119,784
US Discovery Enhanced Volatility Wtd ETF	2,288,433	2,349,637	—	61,204
US 500 Enhanced Volatility Wtd ETF	4,792,431	4,965,794	—	173,363
Developed Enhanced Volatility Wtd ETF	937,387	1,098,783	—	161,396
US EQ Income Enhanced Volatility Wtd ETF	2,370,911	2,508,900	—	137,989
US Small Cap Volatility Wtd ETF	953,068	976,865	—	23,797
International Volatility Wtd ETF	62,783	85,926	—	23,143
Emerging Market Volatility Wtd ETF	300,253	269,995	47,639	17,381
US Large Cap High Div Volatility Wtd ETF	645,246	682,800	—	37,554
US Small Cap High Div Volatility Wtd ETF	1,928,625	1,986,492	—	57,867
International High Div Volatility Wtd ETF	709,627	658,541	333,403	282,317
US Multi-Factor Minimum Volatility ETF	10,919	11,150	—	231

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, Emerging Market Volatility Wtd ETF, and International High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many

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aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption is expected to have no effect on the Funds’ net assets or results of operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolio II

By (Signature and Title)	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	November 28, 2017